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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 74.5%
Aerospace & Defense 1.0%
Alliant Techsystems, Inc.
08/15/24	3.000%	$4,780,000	$5,007,050
Airlines 0.5%
Air Lease Corp. Senior Unsecured(a)
12/01/18	3.880%	2,630,000	2,545,488
Automotive 2.4%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	1,800,000	2,548,800
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	5,300,000	5,651,125
TRW Automotive, Inc.
12/01/15	3.500%	2,630,000	3,510,077
Total			11,710,002
Brokerage 1.2%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	6,300,000	5,692,050
Building Materials 1.3%
Cemex SAB de CV(a)(b)
Subordinated Notes
03/15/16	3.250%	3,170,000	1,736,526
03/15/18	3.750%	3,170,000	1,811,338
MasTec, Inc.
06/15/14	4.000%	2,156,000	2,659,965
Total			6,207,829
Chemicals 0.1%
ShengdaTech, Inc. Senior Notes(a)(c)(d)(e)
12/15/15	6.500%	2,430,000	362,131
Consumer Cyclical Services 0.7%
Avis Budget Group, Inc. Senior Notes
10/01/14	3.500%	3,430,000	3,610,075
Diversified Manufacturing 1.5%
Ingersoll-Rand Global Holding Co., Ltd.(b)
04/15/12	4.500%	1,200,000	2,238,000

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Diversified Manufacturing (continued)
Sterlite Industries India Ltd. Senior Unsecured(b)
10/30/14	4.000%	$6,120,000	$4,880,700
Total			7,118,700
Entertainment 0.8%
Take-Two Interactive Software, Inc. Senior Unsecured.(a)
12/01/16	1.750%	3,740,000	3,662,208
Environmental 0.9%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	3,900,000	4,280,250
Gaming 2.0%
MGM Resorts International(f)
04/15/15	4.250%	10,650,000	9,877,875
Health Care 9.4%
Alere, Inc. Senior Subordinated Notes(f)
05/15/16	3.000%	6,800,000	6,375,000
Gilead Sciences Inc Senior Unsecured
05/01/16	1.625%	11,390,000	12,634,471
Heartware International, Inc. Senior Unsecured(f)
12/15/17	3.500%	2,500,000	2,521,875
Insulet Corp. Senior Unsecured
06/15/16	3.750%	4,020,000	4,028,965
Integra LifeSciences Holdings Corp. Senior Unsecured(a)
12/15/16	1.625%	2,980,000	2,495,526
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	6,380,000	4,712,906
Omnicare, Inc.
12/15/25	3.750%	2,200,000	2,923,250
United Therapeutics Corp. Senior Notes
09/15/16	1.000%	2,830,000	2,957,803
Volcano Corp. Senior Unsecured
09/01/15	2.875%	2,520,000	2,730,672

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
WebMD Health Corp. Senior Unsecured(a)
03/31/16	2.250%	$5,000,000	$4,675,000
Total			46,055,468
Home Construction 1.0%
Lennar Corp.(a)(f)
11/15/21	3.250%	4,800,000	4,944,000
Independent Energy 1.4%
Chesapeake Energy Corp.(f)
11/15/35	2.750%	2,520,000	2,592,450
Endeavour International Corp.(a)
07/15/16	5.500%	1,520,000	1,147,828
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	2,850,000	3,099,375
Total			6,839,653
Lodging 0.5%
Home Inns & Hotels Management, Inc. Senior Unsecured(a)(b)
12/15/15	2.000%	3,020,000	2,591,438
Media Cable 0.9%
TiVo Inc. Senior Unsecured(a)
03/15/16	4.000%	3,750,000	4,335,937
Media Non-Cable 1.0%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	6,200,000	5,006,500
Metals 3.8%
Horsehead Holding Corp. Senior Notes(a)
07/01/17	3.800%	2,820,000	2,706,072
Jaguar Mining, Inc. Senior Unsecured(a)(b)
03/31/16	5.500%	2,130,000	2,398,912
James River Coal Co. Senior Unsecured(f)
12/01/15	4.500%	5,600,000	4,381,457
Molycorp, Inc. Senior Unsecured(a)(f)
06/15/16	3.250%	4,000,000	3,717,600

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals (continued)
Steel Dynamics, Inc.(f)
06/15/14	5.125%	$5,020,000	$5,434,150
Total			18,638,191
Non-Captive Consumer 1.5%
DFC Global Corp. Senior Unsecured(f)
04/01/28	3.000%	6,603,000	7,560,435
Oil Field Services 1.6%
Hornbeck Offshore Services, Inc.(a)(g)
11/15/26	1.625%	3,710,000	3,747,100
Hornbeck Offshore Services, Inc.(g)
11/15/26	1.625%	4,270,000	4,312,700
Total			8,059,800
Other Financial Institutions 1.9%
Affiliated Managers Group, Inc. Senior Unsecured
08/15/38	3.950%	3,570,000	3,900,225
Ares Capital Corp. Senior Unsecured(a)
06/01/16	5.125%	5,900,000	5,454,550
Total			9,354,775
Other Industry 2.8%
Altra Holdings, Inc.(a)
03/01/31	2.750%	2,825,000	2,591,231
Central European Distribution Corp. Senior Unsecured(f)
03/15/13	3.000%	5,810,000	3,275,388
General Cable Corp.
11/15/13	0.875%	4,040,000	3,757,200
General Cable Corp.(g)
Subordinated Notes
11/15/29	4.500%	1,500,000	1,468,125
WESCO International, Inc.
09/15/29	6.000%	1,450,000	2,838,375
Total			13,930,319
Packaging 0.9%
Owens-Brockway Glass Container, Inc.(a)
06/01/15	3.000%	4,670,000	4,302,237
Pharmaceuticals 5.6%
Akorn, Inc. Senior Notes(a)(f)
06/01/16	3.500%	1,745,000	2,451,725
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	14,000,000	9,881,200

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
Human Genome Sciences, Inc. Senior Unsecured
11/15/08	3.000%	$2,350,000	$2,074,025
Mylan, Inc.
09/15/15	3.750%	3,200,000	5,152,000
Salix Pharmaceuticals Ltd. Senior Unsecured
05/15/15	2.750%	2,600,000	3,142,750
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	5,000,000	4,900,000
Total			27,601,700
Railroads 1.2%
Greenbrier Companies, Inc. Senior Unsecured(a)
04/01/18	3.500%	6,350,000	5,909,310
REITs 3.6%
Boston Properties LP Senior Unsecured(f)
05/15/36	3.750%	4,250,000	4,807,812
Digital Realty Trust LP(a)
04/15/29	5.500%	2,000,000	3,140,000
Forest City Enterprises, Inc. Senior Unsecured(a)
08/15/18	4.250%	5,500,000	4,719,000
SL Green Operating Partnership LP(a)
10/15/17	3.000%	5,000,000	5,043,750
Total			17,710,562
Retailers 0.9%
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	4,830,000	4,298,700
Technology 17.8%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	7,743,000	7,568,782
CACI International, Inc. Senior Subordinated Notes
05/01/14	2.125%	3,530,000	4,165,400
Concur Technologies, Inc. Senior Unsecured(a)
04/15/15	2.500%	3,300,000	3,778,500
DST Systems, Inc. Senior Unsecured(h)
08/15/23	0.000%	5,170,000	6,029,512

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Digital River, Inc.
Senior Unsecured
01/01/24	1.250%	$1,900,000	$1,862,000
Digital River, Inc.(a)
Senior Unsecured
11/01/30	2.000%	4,980,000	4,073,157
EMC Corp. Senior Unsecured
12/01/13	1.750%	8,720,000	13,232,600
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	5,270,000	5,829,938
Ixia Senior Notes(a)
12/15/15	3.000%	3,800,000	3,736,567
Lam Research Corp. Senior Unsecured(a)
05/15/18	1.250%	4,150,000	3,992,574
Mentor Graphics Corp.(a)
04/01/31	4.000%	6,000,000	5,894,142
Micron Technology, Inc. Senior Unsecured(a)
08/01/31	1.500%	4,580,000	3,928,582
NetApp, Inc. Senior Unsecured
06/01/13	1.750%	3,000,000	3,825,000
Novellus Systems, Inc. Senior Unsecured(a)
05/15/41	2.625%	3,020,000	3,065,300
Nuance Communications, Inc. Senior Unsecured(a)
11/01/31	2.750%	5,090,000	5,383,388
ON Semiconductor Corp.
12/15/26	2.625%	3,500,000	3,841,250
Rovi Corp. Senior Unsecured
02/15/40	2.625%	4,250,000	4,297,345
Salesforce.com, Inc. Senior Unsecured
01/15/15	0.750%	1,600,000	2,410,000
Total			86,914,037
Textile 1.1%
Iconix Brand Group, Inc. Senior Subordinated Notes(a)(f)
06/01/16	2.500%	5,500,000	5,263,170

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Tobacco 0.8%
Vector Group Ltd. Senior Unsecured(g)
06/15/26	3.875%	$3,153,000	$3,653,539
Transportation Services 0.9%
DryShips, Inc. Senior Unsecured(b)
12/01/14	5.000%	6,670,000	4,477,237
Wireless 1.5%
InterDigital, Inc. Senior Unsecured(a)
03/15/16	2.500%	4,610,000	4,838,011
Leap Wireless International, Inc. Senior Unsecured(f)
07/15/14	4.500%	2,820,000	2,453,400
Total			7,291,411
Wirelines 2.0%
Ciena Corp. Senior Unsecured(a)
10/15/18	3.750%	5,800,000	5,425,372
Comtech Telecommunications Corp. Senior Unsecured
05/01/29	3.000%	4,150,000	4,446,186
Total			9,871,558
Total Convertible Bonds (Cost: $383,447,326)			$364,683,635

Issuer		Shares	Value

Common Stocks 1.0%
FINANCIALS 0.5%
Insurance 0.5%
Hartford Financial Services Group, Inc.		140,000	$2,486,400
TOTAL FINANCIALS			2,486,400
HEALTH CARE 0.5%
Health Care Providers & Services 0.5%
Lincare Holdings, Inc.(f)		88,000	2,085,600
TOTAL HEALTH CARE			2,085,600
Total Common Stocks (Cost: $5,248,801)			$4,572,000

Issuer	Shares	Value

Preferred Stocks 0.9%
FINANCIALS 0.9%
Capital Markets 0.9%
Goldman Sachs Group, Inc. (The),
0.750%(a)	183,921	$4,402,721
TOTAL FINANCIALS		4,402,721
Total Preferred Stocks (Cost: $3,500,017)		$4,402,721

Convertible Preferred Stocks 21.6%
CONSUMER DISCRETIONARY 2.0%
Auto Components 0.7%
Goodyear Tire & Rubber Co., (The),
5.875%(f)	78,600	$3,659,813
Automobiles 1.3%
General Motors Co., 4.750%	180,000	6,142,500
TOTAL CONSUMER DISCRETIONARY		9,802,313
CONSUMER STAPLES 1.9%
Food Products 1.9%
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%(a)	466,200	3,868,015
Bunge Ltd., 4.875%(b)	58,900	5,681,641
Total		9,549,656
TOTAL CONSUMER STAPLES		9,549,656
ENERGY 3.4%
Oil, Gas & Consumable Fuels 3.4%
Apache Corp., 6.000%	70,000	3,963,750
Chesapeake Energy Corp., 5.000%(f)	73,100	6,222,637
Energy XXI Bermuda Ltd., 5.625%(b)(f)	8,500	2,935,050
Whiting Petroleum Corp., 6.250%	16,180	3,543,420
Total		16,664,857
TOTAL ENERGY		16,664,857
FINANCIALS 9.3%
Capital Markets 0.4%
UBS AG, 6.750%(b)	75,000	1,855,222
Commercial Banks 1.5%
Fifth Third Bancorp, 8.500%	52,000	7,371,000

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 3.6%
AMG Capital Trust II, 5.150%	47,700	$1,908,000
Bank of America Corp., 7.250%	9,100	7,041,125
Citigroup, Inc., 7.500%	105,000	8,846,250
Total		17,795,375
Insurance 1.0%
MetLife, Inc., 5.000%	80,000	4,863,200
Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc., 7.000%(f)	220,000	5,167,800
Health Care REIT, Inc., 6.500%	169,200	8,280,225
Total		13,448,025
TOTAL FINANCIALS		45,332,822
HEALTH CARE 0.8%
Health Care Providers & Services 0.8%
Omnicare Capital Trust II, 4.000%	92,000	4,082,500
TOTAL HEALTH CARE		4,082,500
INDUSTRIALS 2.0%
Airlines 0.5%
Continental Airlines Finance Trust II, 6.000%	81,600	2,233,800
Professional Services 0.8%
Nielsen Holdings NV, 6.250%(b)	68,000	3,867,840
Road & Rail 0.7%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%(a)	400,000	3,657,600
TOTAL INDUSTRIALS		9,759,240
UTILITIES 2.2%
Electric Utilities 2.2%
PPL Corp., 8.750%	95,000	5,188,900
PPL Corp., 9.500%	96,100	5,478,181
Total		10,667,081
TOTAL UTILITIES		10,667,081
Total Convertible Preferred Stocks (Cost: $118,624,575)		$105,858,469

		Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.155%(i)(j)		4,565,974	$4,565,974
Total Money Market Funds (Cost: $4,565,974)			$4,565,974

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.5%
Repurchase Agreements 6.5%
Citibank NA dated 11/30/2011, matures 12/01/2011, repurchase price $5,000,021(k)
	0.150%	5,000,000	$5,000,000
Mizuho Securities USA, Inc. dated 11/30/2011, matures 12/01/2011, repurchase price $5,000,025(k)
	0.180%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 11/30/2011, matures 12/01/2011, repurchase price $5,000,013(k)
	0.090%	5,000,000	5,000,000
Nomura Securities dated 11/30/2011, matures 12/01/2011, repurchase price $5,000,024(k)
	0.170%	5,000,000	5,000,000
Pershing LLC dated 11/30/2011, matures 12/01/2011, repurchase price $3,000,015(k)
	0.180%	3,000,000	3,000,000
Societe Generale dated 11/30/2011, matures 12/01/2011, repurchase price $46,688(k)
	0.110%	46,688	46,688
UBS Securities LLC dated 11/30/2011, matures 12/01/2011, repurchase price $8,857,982(k)
	0.140%	8,857,947	8,857,947
Total			31,904,635
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $31,904,635)			$31,904,635
Total Investments (Cost: $547,291,328)(l)			$515,987,434(m)
Other Assets & Liabilities, Net			(26,348,015)
Net Assets			$489,639,419

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $137,796,006 or 28.14% of net assets.

(b) Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $34,473,904 or 7.04% of net assets.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $362,131, representing 0.07% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
ShengdaTech, Inc.
Senior Notes
6.500% 12/15/2015	12-10-10 - 12-21-10	$2,434,408

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2011, the value of these securities amounted to $362,131, which represents 0.07% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $362,131, which represents 0.07% of net assets.

(f)	At November 30, 2011, security was partially or fully on loan.
(g)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.
(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(j)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$167,387,512	$(162,821,538)	$—	$4,565,974	$8,055	$4,565,974

(k)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$804,594
Ginnie Mae I Pool	782,544
Ginnie Mae II Pool	1,648,311
Government National Mortgage Association	1,864,551
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$15,971
Fannie Mae Pool	2,062,923
Fannie Mae Whole Loan	8,597
FHLMC Structured Pass Through Securities	53,906
Freddie Mac Gold Pool	227,061
Freddie Mac Non Gold Pool	175,710
Freddie Mac REMICS	320,150
Ginnie Mae I Pool	1,523,968
Government National Mortgage Association	711,714
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,013,391
Fannie Mae REMICS	1,928,989
Freddie Mac REMICS	1,204,037
Freddie Mac Strips	89,626
United States Treasury Note/Bond	863,970
Total Market Value of Collateral Securities	$5,100,013

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$122,707
Ginnie Mae II Pool	4,977,293
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$362,513
Fannie Mae REMICS	525,848
Fannie Mae Whole Loan	1,924
Fannie Mae-Aces	3,549
Freddie Mac Gold Pool	682,516
Freddie Mac Non Gold Pool	132,849
Freddie Mac Reference REMIC	16,084
Freddie Mac REMICS	494,506
Ginnie Mae I Pool	434,553
Ginnie Mae II Pool	173,007
Government National Mortgage Association	123,353
United States Treasury Note/Bond	109,298
Total Market Value of Collateral Securities	$3,060,000

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$5,861
United States Treasury Note/Bond	35,971
United States Treasury Strip Principal	5,789
Total Market Value of Collateral Securities	$47,621

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$189,432
Ginnie Mae II Pool	8,845,675
Total Market Value of Collateral Securities	$9,035,107

(l)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $547,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,693,000
Unrealized Depreciation	(46,997,000)
Net Unrealized Depreciation	$(31,304,000)

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Convertible Bonds
Chemicals	$—	$—	$362,131	$362,131
All other Industries	—	364,321,504	—	364,321,504
Total Bonds	—	364,321,504	362,131	364,683,635

Equity Securities
Common Stocks
Financials	2,486,400	—	—	2,486,400
Health Care	2,085,600	—	—	2,085,600
Preferred Stocks
Financials	—	4,402,721	—	4,402,721
Convertible Preferred Stocks
Consumer Discretionary	—	9,802,313	—	9,802,313
Consumer Staples	—	9,549,656	—	9,549,656
Energy	3,543,420	13,121,437	—	16,664,857
Financials	5,167,800	40,165,022	—	45,332,822
Health Care	—	4,082,500	—	4,082,500
Industrials	—	9,759,240	—	9,759,240
Utilities	—	10,667,081	—	10,667,081
Total Equity Securities	13,283,220	101,549,970	—	114,833,190

Other
Money Market Funds	4,565,974	—	—	4,565,974
Investments of Cash Collateral Received for Securities on Loan	—	31,904,635	—	31,904,635
Total Other	4,565,974	31,904,635	—	36,470,609
Total	$17,849,194	$497,776,109	$362,131	$515,987,434

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Convertible Bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a market approach to value the assets.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)   See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)   Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end.

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$10,683,096	$10,683,096	$—

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Convertible
Bonds
Balance as of February 28, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(2,016,232)
Sales	—
Purchases	—
Transfers into Level 3	2,378,363
Transfers out of Level 3	—
Balance as of November 30, 2011	$362,131

*Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $(2,016,232).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Investment Portfolio – Columbia International Value Fund

November 30, 2011 (Unaudited)

Investment Company — 101.4%

Value

Investment in Columbia Funds
Master Investment Trust LLC,
Columbia International Value
Master Portfolio(a)	$1,157,364,678
Total Investments — 101.4%	1,157,364,678
Other Assets & Liabilities, Net — (1.4)%	(16,026,778)
Net Assets — 100.0%	$1,141,337,900

Notes to Portfolio of Investments
(a)

The investment portfolio of the Columbia International Value Master Portfolio is included below. Columbia International Value Fund Invests only in Columbia International Value Master Portfolio (the Master Portfolio). At November 30, 2011, Columbia International Value Fund owned 93.0% of the Master Portfolio.

Portfolio of Investments

Columbia International Value Master Portfolio

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
BRAZIL 5.5%
Brasil Telecom SA, ADR(a)	352,511	$6,281,746
Brasil Telecom SA, ADR(a)	199,977	1,283,852
Centrais Eletricas Brasileiras SA, ADR(a)(b)	1,842,040	17,112,552
Petroleo Brasileiro SA, ADR(a)(b)	879,743	22,055,157
Tele Norte Leste, ADR(a)(b)	691,100	6,537,806
Telefonica Brasil SA, ADR(a)(b)	353,756	9,540,799
Tim Participacoes SA, ADR(a)(b)	214,753	5,113,269
Total		67,925,181
FINLAND 0.8%
Nokia OYJ(a)(b)	1,627,265	9,404,929
FRANCE 11.9%
Alcatel-Lucent(a)(b)(c)	1,688,500	2,825,877
Carrefour SA(a)	891,160	23,727,505
France Telecom SA(a)	1,838,170	31,727,806
Natixis(a)	2,404,246	6,983,502
Renault SA(a)	125,200	4,691,298
Sanofi(a)	480,886	33,636,042
Total SA(a)	857,781	44,255,110
Total		147,847,140
GERMANY 3.1%
Deutsche Bank AG, Registered Shares(a)	198,375	7,751,119
Deutsche Telekom AG(a)	2,392,100	31,060,542
Total		38,811,661
IRELAND 1.4%
CRH PLC(a)	890,616	16,900,292
ITALY 8.1%
ENI SpA(a)	2,265,287	47,974,872
Intesa Sanpaolo SpA(a)	10,191,238	16,927,339
Italcementi SpA, Savings Shares(a)	890,500	2,441,426
Telecom Italia SpA(a)	1,120,510	1,268,557
Telecom Italia SpA(a)	32,972,210	32,217,478
Total		100,829,672
JAPAN 30.8%
Astellas Pharma, Inc.(a)	555,900	21,427,955
Canon, Inc.(a)	425,400	19,084,387
Dai Nippon Printing Co., Ltd.(a)(b)	1,555,000	15,262,223
Daiichi Sankyo Co., Ltd.(a)	852,600	15,373,703
FUJIFILM Holdings Corp.(a)	890,505	21,613,009
Japan Tobacco, Inc.(a)(b)	3,283	15,754,351

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mitsubishi UFJ Financial Group, Inc.(a)	4,286,731	$18,775,957
Mizuho Financial Group, Inc.(a)	9,660,300	12,717,105
MS&AD Insurance Group Holdings, Inc.(a)	864,200	16,965,613
Nippon Telegraph & Telephone Corp.(a)	720,600	35,538,891
Nissan Motor Co., Ltd.(a)	903,100	8,293,449
NKSJ Holdings, Inc.(a)	597,250	11,804,319
Ono Pharmaceutical Co., Ltd.(a)	262,800	13,691,635
Rohm Co., Ltd.(a)	271,300	12,996,035
Seven & I Holdings Co., Ltd.(a)	871,200	24,324,326
Sony Corp.(a)	897,900	16,545,589
Sumitomo Mitsui Financial Group, Inc.(a)	685,842	19,076,475
Sumitomo Mitsui Trust Holdings, Inc.(a)	1,436,000	4,400,149
Taisho Pharmaceutical Holdings Co., Ltd.(a)(c)	114,599	7,668,499
Takeda Pharmaceutical Co., Ltd.(a)	499,800	20,528,773
TDK Corp.(a)	185,000	9,453,002
Tokio Marine Holdings, Inc.(a)	831,600	20,213,030
Toyota Motor Corp.(a)	678,300	22,336,777
Total		383,845,252
MEXICO 1.2%
America Movil SAB de CV, Class L, ADR(a)(b)	125,700	2,994,174
Cemex SAB de CV, ADR(a)(b)(c)	2,675,692	12,468,725
Total		15,462,899
NETHERLANDS 6.8%
Aegon NV(a)(c)	3,899,357	17,022,296
Koninklijke Ahold NV(a)	2,014,032	25,639,073
STMicroelectronics NV(a)(b)	2,348,200	14,882,137
Unilever NV-CVA(a)	782,349	26,646,678
Total		84,190,184
PORTUGAL 1.0%
Portugal Telecom SGPS SA(a)	2,106,976	13,019,935
SOUTH KOREA 2.8%
Korea Electric Power Corp., ADR(a)(c)	1,294,050	14,363,955
SK Telecom Co., Ltd.(a)	154,177	20,659,419
Total		35,023,374
SPAIN 1.0%
Telefonica SA(a)	697,443	13,096,825

Issuer		Shares	Value

Common Stocks (continued)
SWEDEN 1.0%
Telefonaktiebolaget LM Ericsson, Class B(a)		1,137,168	$12,131,550
SWITZERLAND 6.3%
Swiss Re AG(a)(c)		591,500	31,291,241
Swisscom AG(a)		40,130	15,154,884
TE Connectivity Ltd.(a)		621,343	19,702,787
UBS AG, Registered Shares(a)(c)		975,930	12,018,048
Total			78,166,960
UNITED KINGDOM 17.9%
AstraZeneca PLC(a)		579,085	26,671,367
Barclays PLC(a)		4,818,407	13,880,510
BP PLC(a)		3,702,520	26,814,997
GlaxoSmithKline PLC(a)		1,142,048	25,310,111
HSBC Holdings PLC(a)		983,039	7,668,151
ITV PLC(a)		16,612,376	16,989,562
J Sainsbury PLC(a)		4,965,329	23,780,519
Kingfisher PLC(a)		5,003,400	20,163,995
Marks & Spencer Group PLC(a)		4,290,980	22,326,777
Vodafone Group PLC(a)		5,952,690	16,114,585
Wm Morrison Supermarkets PLC(a)		4,483,765	22,731,991
Total			222,452,565
Total Common Stocks (Cost: $1,604,208,695)			$1,239,108,419

		Shares	Value
Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.155%(d)(e)		1,015,935	$1,015,935
Total Money Market Funds (Cost: $1,015,935)			$1,015,935

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.4%
Asset-Backed Commercial Paper 0.9%
Amsterdam Funding Corp.
12/08/11	0.250%	1,999,514	$1,999,514
Argento Variable Funding Company LLC
12/01/11	0.220%	1,999,988	1,999,988
Aspen Funding Corp.
12/14/11	0.330%	1,999,450	1,999,450

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Gemini Securitization Corporation (FKA Twin Towers)
12/05/11	0.300%	$1,999,483	$1,999,483
Liberty Street Fund Corporation
12/01/11	0.080%	1,999,996	1,999,996
Rheingold Securitization
12/12/11	0.600%	999,450	999,450
Total			10,997,881
Certificates of Deposit 1.3%
ABM AMRO Bank N.V.
12/12/11	0.420%	1,999,253	1,999,253
Australia and New Zealand Bank Group, Ltd.
12/21/11	0.310%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
12/09/11	0.380%	1,000,000	1,000,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	2,000,000	2,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	4,000,063	4,000,063
Total			16,999,316
Repurchase Agreements 3.2%
Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $13,000,054(f)
	0.150%	13,000,000	13,000,000
Deutsche Bank AG dated 11/30/11, matures 12/07/11, repurchase price $5,000,136(f)
	0.140%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,025(f)
	0.180%	5,000,000	5,000,000
RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,042(f)
	0.150%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $6,683,287(f)
	0.110%	$6,683,266	$6,683,266
Total			39,683,266

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $67,680,463)	$67,680,463
Total Investments
(Cost: $1,672,905,093)(g)	$1,307,804,817(h)
Other Assets & Liabilities, Net	(63,797,830)
Net Assets	$1,244,006,987

Notes to Portfolio of Investments
(a)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,239,108,419 or 99.61% of net assets.
(b)	At November 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$110,845,112	$(109,829,177)	$—	$1,015,935	$4,800	$1,015,935

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$2,091,946
Ginnie Mae I Pool	2,034,615
Ginnie Mae II Pool	4,285,608
Government National Mortgage Association	4,847,831
Total Market Value of Collateral Securities	$13,260,000

Deutsche Bank AG (0.140%)

Security Description	Value
Fannie Mae Pool	$3,751,673
Freddie Mac Non Gold Pool	1,348,327
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$15,971
Fannie Mae Pool	2,062,923
Fannie Mae Whole Loan	8,597
FHLMC Structured Pass Through Securities	53,906
Freddie Mac Gold Pool	227,061
Freddie Mac Non Gold Pool	175,710
Freddie Mac REMICS	320,150
Ginnie Mae I Pool	1,523,968
Government National Mortgage Association	711,714
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Fannie Mae Pool	$10,200,024
Total Market Value of Collateral Securities	$10,200,024

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$838,925
United States Treasury Note/Bond	5,149,227
United States Treasury Strip Principal	828,780
Total Market Value of Collateral Securities	$6,816,932

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $1,672,905,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$99,770,000
Unrealized Depreciation	(464,870,000)
Net Unrealized Depreciation	$(365,100,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as  Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$—	$111,347,447	$—	$111,347,447
Consumer Staples	—	162,604,442	—	162,604,442
Energy	22,055,157	119,044,978	—	141,100,135
Financials	—	217,494,855	—	217,494,855
Health Care	—	164,308,086	—	164,308,086
Industrials	—	15,262,223	—	15,262,223
Information Technology	19,702,786	102,390,927	—	122,093,713
Materials	12,468,725	19,341,717	—	31,810,442
Telecommunication Services	31,751,647	209,858,923	—	241,610,570
Utilities	31,476,506	—	—	31,476,506
Total Equity Securities	117,454,821	1,121,653,598	—	1,239,108,419

Other
Money Market Funds	1,015,935	—	—	1,015,935
Investments of Cash Collateral Received for Securities on Loan	—	67,680,463	—	67,680,463
Total Other	1,015,935	67,680,463	—	68,696,398
Total	$118,470,756	$1,189,334,061	$—	$1,307,804,817

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Core Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 9.3%
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	264,480	$12,618,341
Internet & Catalog Retail 4.1%
Expedia, Inc.(a)	420,364	11,692,425
Liberty Interactive Corp., Class A(b)	1,180,460	19,194,279
priceline.com, Inc.(b)	26,910	13,075,300
Total		43,962,004
Media 1.0%
DISH Network Corp., Class A	423,040	10,394,093
Multiline Retail 1.9%
Macy’s, Inc.	611,930	19,783,697
Specialty Retail 1.1%
Limited Brands, Inc.	271,993	11,513,463
TOTAL CONSUMER DISCRETIONARY		98,271,598

CONSUMER STAPLES 8.3%
Beverages 1.9%
PepsiCo, Inc.	317,750	20,336,000
Food Products 1.3%
Hershey Co. (The)	243,740	14,058,923
Household Products 1.6%
Kimberly-Clark Corp.	235,110	16,803,312
Tobacco 3.5%
Lorillard, Inc.(c)	131,394	14,666,198
Philip Morris International, Inc.	294,047	22,418,143
Total		37,084,341
TOTAL CONSUMER STAPLES		88,282,576

ENERGY 11.9%
Energy Equipment & Services 2.9%
Halliburton Co.(c)	414,720	15,261,696
National Oilwell Varco, Inc.	213,446	15,304,078
Total		30,565,774
Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	129,720	10,542,344
Apache Corp.(c)	156,740	15,586,226

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	392,017	$40,307,188
Continental Resources, Inc.(a)(b)	151,070	10,664,031
Royal Dutch Shell PLC, ADR(d)	262,670	18,386,900
Total		95,486,689
TOTAL ENERGY		126,052,463
FINANCIALS 12.6%
Capital Markets 2.8%
BlackRock, Inc.	114,590	19,714,064
Goldman Sachs Group, Inc. (The)	99,618	9,549,381
Total		29,263,445
Commercial Banks 5.9%
Fifth Third Bancorp	1,203,340	14,548,381
PNC Financial Services Group, Inc.	260,354	14,113,790
Wells Fargo & Co.	1,332,370	34,455,088
Total		63,117,259
Diversified Financial Services 2.7%
Citigroup, Inc.(c)	609,709	16,754,803
IntercontinentalExchange, Inc.(b)	97,605	11,880,481
Total		28,635,284
Insurance 1.2%
XL Group PLC(d)	629,890	12,988,332
TOTAL FINANCIALS		134,004,320
HEALTH CARE 13.1%
Biotechnology 1.3%
Biogen Idec, Inc.(b)	120,460	13,846,877
Health Care Equipment & Supplies 1.3%
Covidien PLC(d)	297,500	13,551,125
Health Care Providers & Services 3.6%
CIGNA Corp.	328,910	14,547,689
Humana, Inc.	91,290	8,095,597
Medco Health Solutions, Inc.(b)	279,880	15,860,800
Total		38,504,086
Pharmaceuticals 6.9%
Abbott Laboratories	478,260	26,089,083
Allergan, Inc.	157,190	13,159,947

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	956,360	$ 34,189,870
Total		73,438,900
TOTAL HEALTH CARE		139,340,988
INDUSTRIALS 9.7%
Construction & Engineering 1.0%
KBR, Inc.	357,154	10,321,751
Industrial Conglomerates 4.2%
General Electric Co.	1,629,780	25,929,800
Tyco International Ltd.(d)	383,670	18,400,813
Total		44,330,613
Machinery 1.4%
Parker Hannifin Corp.	176,000	14,569,280
Road & Rail 3.1%
JB Hunt Transport Services, Inc.	249,590	11,411,255
Union Pacific Corp.	209,150	21,628,201
Total		33,039,456
TOTAL INDUSTRIALS		102,261,100

INFORMATION TECHNOLOGY 23.2%
Communications Equipment 1.8%
QUALCOMM, Inc.	351,380	19,255,624
Computers & Peripherals 7.2%
Apple, Inc.(b)	112,088	42,840,033
EMC Corp.(b)	1,053,865	24,249,434
NCR Corp.(b)	540,849	9,459,449
Total		76,548,916
Internet Software & Services 4.5%
eBay, Inc.(b)	536,530	15,875,923
Google, Inc., Class A(b)	52,082	31,217,430
Total		47,093,353
IT Services 5.0%
International Business Machines Corp.	167,290	31,450,520
Visa, Inc., Class A	222,970	21,621,401
Total		53,071,921
Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	842,550	20,987,920
Marvell Technology Group Ltd.(b)(d)	596,950	8,428,934

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Novellus Systems, Inc.(b)	248,190	$ 8,592,338
Total		38,009,192
Software 1.1%
Intuit, Inc.	223,570	11,902,867
TOTAL INFORMATION TECHNOLOGY		245,881,873
MATERIALS 3.0%
Chemicals 3.0%
Celanese Corp., Class A(c)	242,846	11,289,911
Potash Corp. of Saskatchewan, Inc.(d)	179,350	7,773,029
PPG Industries, Inc.(a)	139,660	12,255,165
Total		31,318,105
TOTAL MATERIALS		31,318,105
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
Verizon Communications, Inc.	821,720	31,003,496
TOTAL TELECOMMUNICATION SERVICES		31,003,496
UTILITIES 4.0%
Electric Utilities 2.1%
Exelon Corp.(a)	513,270	22,742,994
Multi-Utilities 1.9%
Sempra Energy	377,250	20,065,927
TOTAL UTILITIES		42,808,921
Total Common Stocks (Cost: $939,401,588)		$1,039,225,440

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.155%(e)(f)	18,480,354	$ 18,480,354
Total Money Market Funds (Cost: $18,480,354)		$ 18,480,354

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.6%
Certificates of Deposit 0.3%
Standard Chartered Bank PLC
12/29/11	0.550%	$ 2,995,835	$ 2,995,835
Total			2,995,835
Repurchase Agreements 3.3%
Citigroup Global Markets, Inc. dated 11/30/2011, matures 12/01/2011, repurchase price $15,000,038(g)
	0.090%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 11/30/2011, matures 12/01/2011, repurchase price $5,000,013(g)
	0.090%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Nomura Securities dated 11/30/2011, matures 12/01/2011, repurchase price $10,000,047(g)
	0.170%	$ 10,000,000	$10,000,000
Pershing LLC dated 11/30/2011, matures 12/01/2011, repurchase price $1,000,005(g)
	0.180%	1,000,000	1,000,000
UBS Securities LLC dated 11/30/2011, matures 12/01/2011, repurchase price $4,667,828(g)
	0.140%	4,667,810	4,667,810
Total			35,667,810
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $38,663,645)			$38,663,645
Total Investments
(Cost: $996,545,587)(h)			$1,096,369,439(i)
Other Assets & Liabilities, Net			(35,375,279)
Net Assets			$1,060,994,160

Investment in Derivatives

Open Options Contracts Written at November 30, 2011

Issuer	Puts/Calls	Number of Contracts	Exercise Price	Premium Received	Expiration Date	Value
Apache Corp.	Call	220	$105.00	$19,041	Dec. 2011	$27,720
Celanese Corp., Class A	Call	480	47.50	18,720	Dec. 2011	62,400
Citigroup, Inc.	Call	810	30.00	26,729	Dec. 2011	37,665
Halliburton Co.	Call	610	37.00	25,010	Dec. 2011	87,840
Lorillard, Inc.	Call	380	115.00	83,978	Dec. 2011	115,140
Total						$330,765

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	At November 30, 2011, securities valued at $13,131,440 were held to cover open call options written.
(d)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $79,529,133 or 7.50% of net assets.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$174,935,888	$(156,455,534)	$—	$18,480,354	$10,109	$18,480,354

(g)         The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$6,724,849
Freddie Mac REMICS	8,575,151
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,013,392
Fannie Mae REMICS	1,928,989
Freddie Mac REMICS	1,204,037
Freddie Mac Strips	89,626
United States Treasury Note/Bond	863,970
Total Market Value of Collateral Securities	$5,100,014

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$245,415
Ginnie Mae II Pool	9,954,585
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$120,838
Fannie Mae REMICS	175,283
Fannie Mae Whole Loan	641
Fannie Mae-Aces	1,183
Freddie Mac Gold Pool	227,505
Freddie Mac Non Gold Pool	44,283
Freddie Mac Reference REMIC	5,361
Freddie Mac REMICS	164,835
Ginnie Mae I Pool	144,851
Ginnie Mae II Pool	57,669
Government National Mortgage Association	41,118
United States Treasury Note/Bond	36,433
Total Market Value of Collateral Securities	$1,020,000

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$99,824
Ginnie Mae II Pool	4,661,342
Total Market Value of Collateral Securities	$4,761,166

(h)                                     At November 30, 2011, the cost of securities for federal income tax purposes was approximately $996,546,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$ 118,209,000
Unrealized Depreciation	(18,386,000)
Net Unrealized Appreciation	$ 99,823,000

(i)                                      Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR     American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$98,271,598	$—	$—	$98,271,598
Consumer Staples	88,282,576	—	—	88,282,576
Energy	126,052,463	—	—	126,052,463
Financials	134,004,320	—	—	134,004,320
Health Care	139,340,988	—	—	139,340,988
Industrials	102,261,100	—	—	102,261,100
Information Technology	245,881,873	—	—	245,881,873
Materials	31,318,105	—	—	31,318,105
Telecommunication Services	31,003,496	—	—	31,003,496
Utilities	42,808,921	—	—	42,808,921
Total Equity Securities	1,039,225,440	—	—	1,039,225,440

Other
Money Market Funds	18,480,354	—	—	18,480,354
Investments of Cash Collateral Received for Securities on Loan	—	38,663,645	—	38,663,645
Total Other	18,480,354	38,663,645	—	57,143,999

Investments in Securities	1,057,705,794	38,663,645	—	1,096,369,439
Derivatives
Liabilities
Options Contracts Written	(330,765)	—	—	(330,765)
Total	$1,057,375,029	$38,663,645	$—	$1,096,038,674

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 10.0%
Diversified Consumer Services 1.0%
Apollo Group, Inc., Class A(a)	59,500	$2,884,560
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	900	85,968
Yum! Brands, Inc.	22,100	1,238,484
Total		1,324,452
Internet & Catalog Retail 1.4%
Expedia, Inc.(b)	29,500	820,543
Netflix, Inc.(a)	3,500	225,855
priceline.com, Inc.(a)	6,100	2,963,929
Total		4,010,327
Media 2.2%
Comcast Corp., Class A	102,400	2,321,408
DIRECTV, Class A(a)	72,850	3,439,977
Viacom, Inc., Class B	4,900	219,324
Total		5,980,709
Specialty Retail 3.7%
AutoZone, Inc.(a)	6,800	2,232,984
GameStop Corp., Class A(a)(b)	70,400	1,627,648
Limited Brands, Inc.	53,500	2,264,655
Ross Stores, Inc.	16,100	1,434,349
TJX Companies, Inc.	41,200	2,542,040
Total		10,101,676
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	34,500	2,159,355
Ralph Lauren Corp.	7,800	1,106,508
Total		3,265,863
TOTAL CONSUMER DISCRETIONARY		27,567,587
CONSUMER STAPLES 11.1%
Beverages 1.4%
Coca-Cola Co. (The)	19,000	1,277,370
Coca-Cola Enterprises, Inc.	97,600	2,549,312
Constellation Brands, Inc., Class A(a)	4,000	77,880
Total		3,904,562
Food & Staples Retailing 3.9%
CVS Caremark Corp.	26,600	1,033,144
Kroger Co. (The)	118,700	2,751,466
Wal-Mart Stores, Inc.	86,650	5,103,685
Walgreen Co.	55,650	1,876,518
Total		10,764,813

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.5%
Campbell Soup Co.(b)	75,500	$2,461,300
Hershey Co. (The)	3,100	178,808
Tyson Foods, Inc., Class A(b)	78,300	1,576,962
Total		4,217,070
Household Products 0.9%
Kimberly-Clark Corp.	13,250	946,978
Procter & Gamble Co. (The)	23,450	1,514,166
Total		2,461,144
Tobacco 3.4%
Altria Group, Inc.	15,150	434,653
Lorillard, Inc.	26,900	3,002,578
Philip Morris International, Inc.	77,000	5,870,480
Total		9,307,711
TOTAL CONSUMER STAPLES		30,655,300
ENERGY 12.6%
Energy Equipment & Services 1.6%
National Oilwell Varco, Inc.	45,850	3,287,445
Schlumberger Ltd.(c)	14,500	1,092,285
Total		4,379,730
Oil, Gas & Consumable Fuels 11.0%
Apache Corp.	35,700	3,550,008
Chevron Corp.	73,400	7,546,988
ConocoPhillips	59,800	4,264,936
Exxon Mobil Corp.	88,194	7,094,325
Marathon Oil Corp.	114,600	3,204,216
Peabody Energy Corp.	18,000	706,140
Tesoro Corp.(a)	104,700	2,501,283
Valero Energy Corp.	63,600	1,416,372
Total		30,284,268
TOTAL ENERGY		34,663,998
FINANCIALS 12.8%
Capital Markets 1.6%
BlackRock, Inc.	10,700	1,840,828
Franklin Resources, Inc.	26,550	2,676,771
Total		4,517,599
Commercial Banks 1.2%
Wells Fargo & Co.	128,000	3,310,080
Consumer Finance 1.6%
Capital One Financial Corp.(b)	37,550	1,676,983

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
Discover Financial Services	109,450	$2,607,099
Total		4,284,082
Diversified Financial Services 3.9%
Bank of America Corp.	211,100	1,148,384
Citigroup, Inc.	64,025	1,759,407
IntercontinentalExchange, Inc.(a)	10,100	1,229,372
JPMorgan Chase & Co.	173,000	5,357,810
Moody’s Corp.(b)	37,000	1,284,270
Total		10,779,243
Insurance 2.8%
Aflac, Inc.	71,500	3,105,960
Berkshire Hathaway, Inc., Class B(a)	8,500	669,460
Genworth Financial, Inc., Class A(a)	36,600	241,194
Lincoln National Corp.	64,600	1,303,628
MetLife, Inc.	6,600	207,768
Torchmark Corp.	51,800	2,206,162
Total		7,734,172
Real Estate Investment Trusts (REITs) 1.7%
Public Storage	9,100	1,200,290
Simon Property Group, Inc.	27,750	3,450,435
Total		4,650,725
TOTAL FINANCIALS		35,275,901
HEALTH CARE 11.8%
Biotechnology 1.5%
Amgen, Inc.	58,500	3,387,735
Gilead Sciences, Inc.(a)	16,300	649,555
Total		4,037,290
Health Care Equipment & Supplies 0.3%
CR Bard, Inc.	8,700	758,553
Health Care Providers & Services 2.2%
Aetna, Inc.	6,200	259,284
Humana, Inc.	27,400	2,429,832
UnitedHealth Group, Inc.	69,700	3,399,269
Total		6,088,385
Pharmaceuticals 7.8%
Abbott Laboratories	78,600	4,287,630
Bristol-Myers Squibb Co.	108,200	3,540,304
Eli Lilly & Co.	94,300	3,569,255
Johnson & Johnson	24,100	1,559,752
Merck & Co., Inc.	59,500	2,127,125

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Pfizer, Inc.	319,100	$6,404,337
Total		21,488,403
TOTAL HEALTH CARE		32,372,631
INDUSTRIALS 10.3%
Aerospace & Defense 4.2%
General Dynamics Corp.	47,300	3,124,638
L-3 Communications Holdings, Inc.	18,300	1,213,290
Lockheed Martin Corp.	36,500	2,852,475
Northrop Grumman Corp.	2,400	136,968
Raytheon Co.	4,950	225,571
United Technologies Corp.	51,850	3,971,710
Total		11,524,652
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	51,350	3,684,363
Commercial Services & Supplies 0.9%
Pitney Bowes, Inc.(b)	36,100	672,543
RR Donnelley & Sons Co.(b)	125,475	1,884,635
Total		2,557,178
Industrial Conglomerates 2.9%
General Electric Co.(d)	304,600	4,846,186
Tyco International Ltd.(c)	66,650	3,196,534
Total		8,042,720
Machinery 0.9%
Parker Hannifin Corp.	28,200	2,334,396
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	2,800	195,636
TOTAL INDUSTRIALS		28,338,945
INFORMATION TECHNOLOGY 19.4%
Communications Equipment 0.6%
Cisco Systems, Inc.	90,250	1,682,260
Computers & Peripherals 5.7%
Apple, Inc.(a)	28,700	10,969,140
Dell, Inc.(a)	197,600	3,114,176
Hewlett-Packard Co.	59,600	1,665,820
Total		15,749,136

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components —%
Jabil Circuit, Inc.	2,600	$52,702
Internet Software & Services 0.4%
Google, Inc., Class A(a)	1,650	988,994
IT Services 5.3%
International Business Machines Corp.	42,300	7,952,400
Mastercard, Inc., Class A	7,900	2,958,945
Visa, Inc., Class A	19,200	1,861,824
Western Union Co. (The)	93,300	1,627,152
Total		14,400,321
Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	233,800	5,823,958
LSI Corp.(a)	246,400	1,384,768
Micron Technology, Inc.(a)	51,900	310,881
Novellus Systems, Inc.(a)	36,400	1,260,168
Teradyne, Inc.(a)	7,300	98,258
Total		8,878,033
Software 4.2%
Microsoft Corp.(d)	261,700	6,694,286
Oracle Corp.	122,350	3,835,672
Symantec Corp.(a)	66,400	1,085,640
Total		11,615,598
TOTAL INFORMATION TECHNOLOGY		53,367,044
MATERIALS 3.2%
Chemicals 2.0%
CF Industries Holdings, Inc.	14,400	2,013,120
Eastman Chemical Co.	64,700	2,563,414
PPG Industries, Inc.(b)	9,000	789,750
Total		5,366,284
Metals & Mining 1.2%
Cliffs Natural Resources, Inc.	11,600	786,596
Freeport-McMoRan Copper & Gold, Inc.	66,200	2,621,520
Total		3,408,116
TOTAL MATERIALS		8,774,400
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	99,100	2,871,918

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	123,900	$4,674,747
Total		7,546,665
TOTAL TELECOMMUNICATION SERVICES		7,546,665
UTILITIES 3.4%
Electric Utilities 1.4%
Entergy Corp.	23,000	1,618,280
Exelon Corp.(b)	53,900	2,388,309
Total		4,006,589
Independent Power Producers & Energy Traders 1.0%
AES Corp. (The)(a)	223,200	2,696,256
Multi-Utilities 1.0%
Public Service Enterprise Group, Inc.	82,100	2,704,374
TOTAL UTILITIES		9,407,219
Total Common Stocks (Cost: $190,506,638)		$267,969,690

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.155%(e)(f)	6,618,018	$6,618,018
Total Money Market Funds (Cost: $6,618,018)		$6,618,018

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.8%
Repurchase Agreements 3.8%

Nomura Securities dated 11/30/11, matures 12/01/11, repurchase price $5,000,024(g)
	0.170%	5,000,000	$5,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $3,000,015(g)
	0.180%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $2,532,669(g)
	0.140%	$2,532,659	$2,532,659
Total			10,532,659

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $10,532,659)	$10,532,659

Total Investments
(Cost: $207,657,315)(h)	$285,120,367(i)
Other Assets & Liabilities, Net	(9,939,034)
Net Assets	$275,181,333

Investment in Derivatives

Futures Contracts Outstanding at November 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	25	$7,787,500	Dec. 2011	$326,744	$—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At November 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,288,819 or 1.56% of net assets.
(d)

At November 30, 2011, investments in securities included securities valued at $3,809,260 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$39,390,371	$(32,772,353)	$—	$6,618,018	$3,434	$6,618,018

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$122,707
Ginnie Mae II Pool	4,977,293
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$362,513
Fannie Mae REMICS	525,848
Fannie Mae Whole Loan	1,924
Fannie Mae-Aces	3,549
Freddie Mac Gold Pool	682,516
Freddie Mac Non Gold Pool	132,849
Freddie Mac Reference REMIC	16,084
Freddie Mac REMICS	494,506
Ginnie Mae I Pool	434,553
Ginnie Mae II Pool	173,007
Government National Mortgage Association	123,353
United States Treasury Note/Bond	109,298
Total Market Value of Collateral Securities	$3,060,000

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$54,162
Ginnie Mae II Pool	2,529,150
Total Market Value of Collateral Securities	$2,583,312

(h)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $207,657,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80,096,000
Unrealized Depreciation	(2,633,000)
Net Unrealized Appreciation	$77,463,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$27,567,587	$—	$—	$27,567,587
Consumer Staples	30,655,300	—	—	30,655,300
Energy	34,663,998	—	—	34,663,998
Financials	35,275,901	—	—	35,275,901
Health Care	32,372,631	—	—	32,372,631
Industrials	28,338,945	—	—	28,338,945
Information Technology	53,367,044	—	—	53,367,044
Materials	8,774,400	—	—	8,774,400
Telecommunication Services	7,546,665	—	—	7,546,665
Utilities	9,407,219	—	—	9,407,219
Total Equity Securities	267,969,690	—	—	267,969,690

Other
Money Market Funds	6,618,018	—	—	6,618,018
Investments of Cash Collateral Received for Securities on Loan	—	10,532,659	—	10,532,659
Total Other	6,618,018	10,532,659	—	17,150,677

Investments in Securities	274,587,708	10,532,659	—	285,120,367
Derivatives(c)
Assets
Futures Contracts	326,744	—	—	326,744
Total	$274,914,452	$10,532,659	$—	$285,447,111

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Index Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)(a)	69,649	$974,389
Johnson Controls, Inc.	193,783	6,100,289
Total		7,074,678
Automobiles 0.4%
Ford Motor Co.(a)	1,083,498	11,485,079
Harley-Davidson, Inc.	67,362	2,476,901
Total		13,961,980
Distributors 0.1%
Genuine Parts Co.	44,733	2,616,880
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A(a)	34,992	1,696,412
DeVry, Inc.	17,582	606,755
H&R Block, Inc.	87,185	1,371,420
Total		3,674,587
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.(b)	131,858	4,377,686
Chipotle Mexican Grill, Inc.(a)	8,900	2,861,884
Darden Restaurants, Inc.	38,379	1,831,062
International Game Technology	85,087	1,451,584
Mariott Vacations Worldwide Corp.(a)	2	25
Marriott International, Inc., Class A	76,486	2,342,001
McDonald’s Corp.	294,192	28,101,220
Starbucks Corp.	212,758	9,250,718
Starwood Hotels & Resorts Worldwide, Inc.	54,798	2,612,769
Wyndham Worldwide Corp.	43,533	1,543,245
Wynn Resorts Ltd.	22,811	2,750,094
Yum! Brands, Inc.	132,468	7,423,507
Total		64,545,795
Household Durables 0.3%
Beam, Inc.	44,061	2,314,084
D.R. Horton, Inc.	79,260	943,987
Harman International Industries, Inc.	19,898	821,787
Leggett & Platt, Inc.	40,409	904,353
Lennar Corp., Class A	45,805	843,270
Newell Rubbermaid, Inc.	83,114	1,271,644
PulteGroup, Inc.(a)	96,027	586,725
Whirlpool Corp.	21,779	1,068,478
Total		8,754,328
Internet & Catalog Retail 0.9%
Amazon.com, Inc.(a)	103,557	19,912,976
Expedia, Inc.	55,552	1,545,179

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Netflix, Inc.(a)	14,965	$965,691
priceline.com, Inc.(a)	14,160	6,880,202
Total		29,304,048
Leisure Equipment & Products 0.1%
Hasbro, Inc.	34,513	1,235,910
Mattel, Inc.	97,779	2,817,013
Total		4,052,923
Media 3.1%
Cablevision Systems Corp., Class A	64,130	961,950
CBS Corp., Class B Non Voting	191,033	4,974,499
Comcast Corp., Class A	783,884	17,770,650
DIRECTV, Class A(a)	210,474	9,938,582
Discovery Communications, Inc., Class A(a)	78,085	3,278,008
Gannett Co., Inc.	68,615	745,159
Interpublic Group of Companies, Inc. (The)	136,465	1,280,042
McGraw-Hill Companies, Inc. (The)	85,894	3,667,674
News Corp., Class A	651,649	11,364,759
Omnicom Group, Inc.	79,650	3,438,491
Scripps Networks Interactive, Inc., Class A	28,145	1,120,734
Time Warner Cable, Inc.	92,739	5,608,855
Time Warner, Inc.	297,882	10,372,251
Viacom, Inc., Class B	163,858	7,334,284
Walt Disney Co. (The)	529,253	18,973,720
Washington Post Co. (The), Class B(c)	1,445	518,625
Total		101,348,283
Multiline Retail 0.8%
Big Lots, Inc.(a)	18,731	751,301
Family Dollar Stores, Inc.	34,312	2,038,819
JC Penney Co., Inc.	40,790	1,306,912
Kohl’s Corp.(d)	80,123	4,310,617
Macy’s, Inc.	121,825	3,938,602
Nordstrom, Inc.	46,646	2,112,131
Sears Holdings Corp.(a)(c)	10,966	661,579
Target Corp.	192,576	10,148,755
Total		25,268,716
Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	24,839	1,190,036
AutoNation, Inc.(a)(c)	14,099	509,115
AutoZone, Inc.(a)	8,341	2,739,018
Bed Bath & Beyond, Inc.(a)	69,753	4,220,754
Best Buy Co., Inc.	86,345	2,339,086

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
CarMax, Inc.(a)	64,510	$1,855,308
GameStop Corp., Class A(a)(c)	39,690	917,633
Gap, Inc. (The)	98,950	1,849,375
Home Depot, Inc. (The)	446,044	17,493,846
Limited Brands, Inc.	70,597	2,988,371
Lowe’s Companies, Inc.	359,427	8,629,842
O’Reilly Automotive, Inc.(a)	36,552	2,823,276
Ross Stores, Inc.	32,973	2,937,565
Staples, Inc.	202,231	2,914,149
Tiffany & Co.	36,251	2,430,267
TJX Companies, Inc.	108,626	6,702,224
Urban Outfitters, Inc.(a)	31,609	852,811
Total		63,392,676
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	82,415	5,158,355
Nike, Inc., Class B	108,300	10,416,294
Ralph Lauren Corp.	18,494	2,623,559
VF Corp.	24,762	3,434,241
Total		21,632,449
TOTAL CONSUMER DISCRETIONARY		345,627,343
CONSUMER STAPLES 11.0%
Beverages 2.5%
Brown-Forman Corp., Class B	28,797	2,298,289
Coca-Cola Co. (The)	654,752	44,018,977
Coca-Cola Enterprises, Inc.	90,928	2,375,039
Constellation Brands, Inc., Class A(a)	49,643	966,549
Dr. Pepper Snapple Group, Inc.	61,897	2,261,097
Molson Coors Brewing Co., Class B	46,413	1,883,904
PepsiCo, Inc.	451,260	28,880,640
Total		82,684,495
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	124,842	10,649,022
CVS Caremark Corp.	383,506	14,895,373
Kroger Co. (The)	172,509	3,998,759
Safeway, Inc.	99,844	1,996,880
SUPERVALU, Inc.(c)	60,515	444,785
SYSCO Corp.	169,005	4,823,403
Wal-Mart Stores, Inc.	501,235	29,522,741
Walgreen Co.	258,208	8,706,774
Whole Foods Market, Inc.	44,996	3,064,228
Total		78,101,965
Food Products 1.9%
Archer-Daniels-Midland Co.	192,733	5,805,118

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Campbell Soup Co.	51,207	$1,669,348
ConAgra Foods, Inc.	118,194	2,985,580
Dean Foods Co.(a)	52,328	531,653
General Mills, Inc.	184,366	7,365,422
Hershey Co. (The)	44,120	2,544,842
HJ Heinz Co.	91,522	4,818,633
Hormel Foods Corp.	39,649	1,193,831
JM Smucker Co. (The)	32,465	2,466,691
Kellogg Co.	71,233	3,501,814
Kraft Foods, Inc., Class A	503,634	18,206,369
McCormick & Co., Inc.	37,720	1,836,964
Mead Johnson Nutrition Co.	58,118	4,379,773
Sara Lee Corp.	167,878	3,182,967
Tyson Foods, Inc., Class A	84,495	1,701,729
Total		62,190,734
Household Products 2.2%
Clorox Co. (The)	37,468	2,433,921
Colgate-Palmolive Co.	138,681	12,689,312
Kimberly-Clark Corp.	111,770	7,988,202
Procter & Gamble Co. (The)	783,498	50,590,466
Total		73,701,901
Personal Products 0.2%
Avon Products, Inc.	122,780	2,087,260
Estee Lauder Companies, Inc. (The), Class A	32,232	3,802,731
Total		5,889,991
Tobacco 1.9%
Altria Group, Inc.	590,641	16,945,490
Lorillard, Inc.	39,493	4,408,209
Philip Morris International, Inc.	500,851	38,184,880
Reynolds American, Inc.	96,375	4,034,258
Total		63,572,837
TOTAL CONSUMER STAPLES		366,141,923
ENERGY 12.2%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	124,371	6,791,900
Cameron International Corp.(a)	69,869	3,772,227
Diamond Offshore Drilling, Inc.(c)	19,787	1,190,188
FMC Technologies, Inc.(a)	68,532	3,588,336
Halliburton Co.	262,254	9,650,947
Helmerich & Payne, Inc.	30,584	1,742,065
Nabors Industries Ltd.(a)(b)	81,989	1,470,883
National Oilwell Varco, Inc.	120,836	8,663,941

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Noble Corp.(a)(b)	71,980	$2,485,470
Rowan Companies, Inc.(a)	36,296	1,230,797
Schlumberger Ltd.(b)	384,743	28,982,690
Total		69,569,444
Oil, Gas & Consumable Fuels 10.1%
Alpha Natural Resources, Inc.(a)	64,545	1,549,080
Anadarko Petroleum Corp.	141,959	11,537,008
Apache Corp.	109,486	10,887,288
Cabot Oil & Gas Corp.	29,750	2,635,552
Chesapeake Energy Corp.	188,399	4,774,031
Chevron Corp.	571,141	58,724,718
ConocoPhillips	391,493	27,921,281
Consol Energy, Inc.	64,638	2,691,526
Denbury Resources, Inc.(a)	114,732	1,938,971
Devon Energy Corp.	118,736	7,772,458
El Paso Corp.	219,667	5,493,872
EOG Resources, Inc.	76,596	7,946,069
EQT Corp.	42,609	2,642,184
Exxon Mobil Corp.(d)	1,386,382	111,520,568
Hess Corp.	86,229	5,192,710
Kinder Morgan Management LLC(a)(e)	60,281	43
Marathon Oil Corp.	203,630	5,693,495
Marathon Petroleum Corp.	101,627	3,393,325
Murphy Oil Corp.	55,203	3,086,952
Newfield Exploration Co.(a)	37,725	1,727,805
Noble Energy, Inc.	50,345	4,953,444
Occidental Petroleum Corp.	231,710	22,916,119
Peabody Energy Corp.	77,246	3,030,361
Pioneer Natural Resources Co.	33,305	3,148,655
QEP Resources, Inc.	50,480	1,648,172
Range Resources Corp.	45,878	3,289,911
Southwestern Energy Co.(a)	99,243	3,776,196
Spectra Energy Corp.	185,432	5,455,409
Sunoco, Inc.	30,769	1,194,145
Tesoro Corp.(a)	40,985	979,132
Valero Energy Corp.	163,141	3,633,150
Williams Companies, Inc. (The)	167,904	5,419,941
Total		336,573,571
TOTAL ENERGY		406,143,015
FINANCIALS 13.0%
Capital Markets 1.8%
Ameriprise Financial, Inc.(f)	67,353	3,092,176
Bank of New York Mellon Corp. (The)	351,453	6,839,275

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
BlackRock, Inc.	28,635	$4,926,366
Charles Schwab Corp. (The)	307,382	3,676,289
E*Trade Financial Corp.(a)	72,412	664,742
Federated Investors, Inc., Class B(c)	26,454	419,825
Franklin Resources, Inc.	41,467	4,180,703
Goldman Sachs Group, Inc. (The)	144,183	13,821,382
Invesco Ltd.(b)	128,516	2,602,449
Legg Mason, Inc.	35,475	941,152
Morgan Stanley	423,271	6,260,178
Northern Trust Corp.	68,683	2,584,541
State Street Corp.	143,755	5,699,886
T Rowe Price Group, Inc.	73,134	4,151,086
Total		59,860,050
Commercial Banks 2.5%
BB&T Corp.	198,712	4,604,157
Comerica, Inc.	57,257	1,444,022
Fifth Third Bancorp	262,305	3,171,267
First Horizon National Corp.	75,178	578,871
Huntington Bancshares, Inc.	246,190	1,292,497
KeyCorp	271,691	1,980,627
M&T Bank Corp.	35,864	2,617,355
PNC Financial Services Group, Inc.	150,008	8,131,934
Regions Financial Corp.	358,938	1,475,235
SunTrust Banks, Inc.	153,108	2,775,848
U.S. Bancorp	547,692	14,196,177
Wells Fargo & Co.	1,505,473	38,931,532
Zions Bancorporation	52,517	844,998
Total		82,044,520
Consumer Finance 0.8%
American Express Co.	296,095	14,224,404
Capital One Financial Corp.	130,990	5,850,014
Discover Financial Services	155,550	3,705,201
SLM Corp.	146,655	1,888,916
Total		25,668,535
Diversified Financial Services 2.6%
Bank of America Corp.	2,889,716	15,720,055
Citigroup, Inc.	832,030	22,864,184
CME Group, Inc.	19,105	4,762,494
IntercontinentalExchange, Inc.(a)	20,933	2,547,965
JPMorgan Chase & Co.	1,111,814	34,432,880
Leucadia National Corp.	56,520	1,323,698
Moody’s Corp.	57,437	1,993,638
NASDAQ OMX Group, Inc. (The)(a)	36,312	953,190
NYSE Euronext	74,628	2,131,376
Total		86,729,480

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 3.5%
ACE Ltd.(b)	96,350	$6,699,215
Aflac, Inc.	133,164	5,784,644
Allstate Corp. (The)	147,319	3,946,676
American International Group, Inc.(a)	124,532	2,902,841
AON Corp.	93,165	4,282,795
Assurant, Inc.	26,932	1,056,812
Berkshire Hathaway, Inc., Class B(a)	501,477	39,496,329
Chubb Corp. (The)	81,540	5,499,058
Cincinnati Financial Corp.	46,569	1,380,771
Genworth Financial, Inc., Class A(a)	139,903	921,961
Hartford Financial Services Group, Inc.	127,046	2,256,337
Lincoln National Corp.	87,943	1,774,690
Loews Corp.	88,746	3,410,509
Marsh & McLennan Companies, Inc.	154,500	4,664,355
MetLife, Inc.	301,585	9,493,896
Principal Financial Group, Inc.	89,416	2,157,608
Progressive Corp. (The)	182,168	3,435,688
Prudential Financial, Inc.	138,614	7,019,413
Torchmark Corp.	30,009	1,278,083
Travelers Companies, Inc. (The)	119,406	6,716,587
Unum Group	86,529	1,947,768
XL Group PLC(b)	93,626	1,930,568
Total		118,056,604
Real Estate Investment Trusts (REITs) 1.7%
Apartment Investment & Management Co., Class A	34,478	750,931
AvalonBay Communities, Inc.	26,815	3,347,853
Boston Properties, Inc.	41,848	3,991,462
Equity Residential	84,497	4,663,389
HCP, Inc.	116,147	4,489,081
Health Care REIT, Inc.	53,725	2,695,383
Host Hotels & Resorts, Inc.	201,346	2,849,046
Kimco Realty Corp.	116,071	1,830,440
Plum Creek Timber Co., Inc.	46,145	1,699,982
ProLogis, Inc.	130,875	3,640,942
Public Storage	40,424	5,331,926
Simon Property Group, Inc.	83,743	10,412,605
Ventas, Inc.	82,104	4,331,807
Vornado Realty Trust	52,557	3,912,869
Weyerhaeuser Co.	153,619	2,579,263
Total		56,526,979
Real Estate Management & Development –%
CBRE Group, Inc.(a)	92,709	1,558,438

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	150,379	$840,618
People’s United Financial, Inc.	107,335	1,336,321
Total		2,176,939
TOTAL FINANCIALS		432,621,545
HEALTH CARE 11.4%
Biotechnology 1.2%
Amgen, Inc.	250,035	14,479,527
Biogen Idec, Inc.(a)	69,137	7,947,298
Celgene Corp.(a)	130,836	8,253,135
Gilead Sciences, Inc.(a)	220,025	8,767,996
Total		39,447,956
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	161,999	8,368,868
Becton Dickinson and Co.	62,052	4,578,197
Boston Scientific Corp.(a)	436,492	2,575,303
CareFusion Corp.(a)	63,726	1,579,130
Covidien PLC(b)	140,695	6,408,657
CR Bard, Inc.	24,669	2,150,890
DENTSPLY International, Inc.	40,250	1,453,428
Edwards Lifesciences Corp.(a)	32,775	2,164,133
Intuitive Surgical, Inc.(a)	11,157	4,844,481
Medtronic, Inc.	301,136	10,970,384
St. Jude Medical, Inc.	93,982	3,612,668
Stryker Corp.	94,143	4,597,003
Varian Medical Systems, Inc.(a)	33,417	2,079,540
Zimmer Holdings, Inc.(a)	51,121	2,584,167
Total		57,966,849
Health Care Providers & Services 2.1%
Aetna, Inc.	106,380	4,448,812
AmerisourceBergen Corp.	76,775	2,852,191
Cardinal Health, Inc.	98,271	4,172,587
CIGNA Corp.	81,373	3,599,128
Coventry Health Care, Inc.(a)	42,329	1,351,988
DaVita, Inc.(a)	26,619	2,027,835
Express Scripts, Inc.(a)	139,177	6,353,430
Five Star Quality Care, Inc.(a)(e)(g)	—	1
Humana, Inc.	47,554	4,217,089
Laboratory Corp. of America Holdings(a)	28,909	2,478,079
McKesson Corp.	70,218	5,709,426
Medco Health Solutions, Inc.(a)	109,965	6,231,716
Patterson Companies, Inc.	26,673	804,724
Quest Diagnostics, Inc.	45,166	2,649,438
Tenet Healthcare Corp.(a)	123,892	576,098

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	306,887	$14,966,879
WellPoint, Inc.	102,826	7,254,374
Total		69,693,795
Health Care Technology 0.1%
Cerner Corp.(a)	41,407	2,524,999
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.(a)	99,028	3,713,550
Life Technologies Corp.(a)	51,501	1,994,634
PerkinElmer, Inc.	32,248	610,132
Thermo Fisher Scientific, Inc.(a)	108,877	5,144,438
Waters Corp.(a)	26,020	2,081,600
Total		13,544,354
Pharmaceuticals 5.8%
Abbott Laboratories	443,898	24,214,636
Allergan, Inc.	87,698	7,342,077
Bristol-Myers Squibb Co.	486,383	15,914,452
Eli Lilly & Co.	290,544	10,997,090
Forest Laboratories, Inc.(a)	78,323	2,346,557
Hospira, Inc.(a)	46,986	1,324,535
Johnson & Johnson	781,350	50,568,972
Merck & Co., Inc.	878,516	31,406,947
Mylan, Inc.(a)	121,582	2,374,496
Pfizer, Inc.	2,224,696	44,649,649
Watson Pharmaceuticals, Inc.(a)	35,840	2,315,981
Total		193,455,392
TOTAL HEALTH CARE		376,633,345
INDUSTRIALS 10.5%
Aerospace & Defense 2.6%
Boeing Co. (The)	211,304	14,514,472
General Dynamics Corp.	103,160	6,814,750
Goodrich Corp.	35,690	4,354,537
Honeywell International, Inc.	223,100	12,080,865
L-3 Communications Holdings, Inc.	28,515	1,890,545
Lockheed Martin Corp.	78,428	6,129,148
Northrop Grumman Corp.	74,528	4,253,313
Precision Castparts Corp.	41,112	6,773,202
Raytheon Co.	100,792	4,593,091
Rockwell Collins, Inc.	43,811	2,405,224
Textron, Inc.	79,036	1,535,669
United Technologies Corp.	259,070	19,844,762
Xylem, Inc.	52,800	1,261,920
Total		86,451,498

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	46,975	$3,218,257
Expeditors International of Washington, Inc.	60,497	2,632,225
FedEx Corp.	90,368	7,507,773
United Parcel Service, Inc., Class B	279,716	20,069,623
Total		33,427,878
Airlines 0.1%
Southwest Airlines Co.	229,258	1,921,182
Building Products –%
Masco Corp.	102,017	977,323
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	30,173	790,834
Cintas Corp.	31,786	966,294
Iron Mountain, Inc.	52,990	1,609,306
Pitney Bowes, Inc.(c)	57,607	1,073,219
Republic Services, Inc.	91,238	2,504,483
RR Donnelley & Sons Co.(c)	53,535	804,096
Stericycle, Inc.(a)	24,510	1,985,800
Waste Management, Inc.	134,586	4,212,542
Total		13,946,574
Construction & Engineering 0.2%
Fluor Corp.	49,571	2,717,482
Jacobs Engineering Group, Inc.(a)	36,335	1,509,356
Quanta Services, Inc.(a)	60,523	1,246,169
Total		5,473,007
Electrical Equipment 0.6%
Cooper Industries PLC(b)	47,000	2,609,910
Emerson Electric Co.	212,354	11,095,497
Rockwell Automation, Inc.	40,876	3,066,926
Roper Industries, Inc.	27,386	2,333,013
Total		19,105,346
Industrial Conglomerates 2.4%
3M Co.	202,344	16,397,958
Danaher Corp.	162,234	7,848,881
General Electric Co.(d)	3,022,642	48,090,234
Tyco International Ltd.(b)	132,440	6,351,822
Total		78,688,895
Machinery 2.0%
Caterpillar, Inc.	184,217	18,031,160
Cummins, Inc.	55,538	5,349,976
Deere & Co.	117,991	9,350,787

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Dover Corp.	53,021	$2,914,564
Eaton Corp.	97,242	4,367,138
Flowserve Corp.	15,894	1,633,426
Illinois Tool Works, Inc.	140,103	6,366,280
Ingersoll-Rand PLC(b)	89,045	2,949,171
Joy Global, Inc.	29,920	2,731,098
PACCAR, Inc.	104,232	4,228,692
Pall Corp.	33,174	1,807,651
Parker Hannifin Corp.	44,230	3,661,360
Snap-On, Inc.	16,611	852,144
Stanley Black & Decker, Inc.	47,988	3,139,855
Total		67,383,302
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	13,990	977,481
Equifax, Inc.	34,952	1,298,467
Robert Half International, Inc.	41,272	1,093,295
Total		3,369,243
Road & Rail 0.9%
CSX Corp.	312,355	6,781,227
Norfolk Southern Corp.	99,196	7,493,266
Ryder System, Inc.	14,559	761,145
Union Pacific Corp.	139,140	14,388,467
Total		29,424,105
Trading Companies & Distributors 0.2%
Fastenal Co.(c)	84,188	3,506,430
WW Grainger, Inc.	17,356	3,243,837
Total		6,750,267
TOTAL INDUSTRIALS		346,918,620
INFORMATION TECHNOLOGY 19.0%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,568,359	29,234,212
F5 Networks, Inc.(a)	23,045	2,604,776
Harris Corp.	34,302	1,221,151
JDS Uniphase Corp.(a)	65,020	713,919
Juniper Networks, Inc.(a)	151,962	3,451,057
Motorola Mobility Holdings, Inc.(a)	74,545	2,907,255
Motorola Solutions, Inc.	81,710	3,813,406
QUALCOMM, Inc.	478,960	26,247,008
Tellabs, Inc.	104,046	413,063
Total		70,605,847
Computers & Peripherals 4.4%
Apple, Inc.(a)	264,321	101,023,486

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals (continued)
Dell, Inc.(a)	442,211	$6,969,245
EMC Corp.(a)	588,813	13,548,587
Hewlett-Packard Co.	591,386	16,529,239
Lexmark International, Inc., Class A	20,517	686,499
NetApp, Inc.(a)	105,082	3,870,170
SanDisk Corp.(a)	68,263	3,366,049
Western Digital Corp.(a)	66,513	1,933,533
Total		147,926,808
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	48,432	2,195,423
Corning, Inc.	448,032	5,945,385
FLIR Systems, Inc.	45,589	1,224,520
Jabil Circuit, Inc.	51,921	1,052,439
Molex, Inc.	39,026	973,308
TE Connectivity Ltd.(b)	123,600	3,919,356
Total		15,310,431
Internet Software & Services 1.9%
Akamai Technologies, Inc.(a)	52,551	1,519,249
eBay, Inc.(a)	327,066	9,677,883
Google, Inc., Class A(a)	71,836	43,057,780
Monster Worldwide, Inc.(a)	36,804	269,037
VeriSign, Inc.	47,427	1,592,599
Yahoo!, Inc.(a)	360,041	5,656,244
Total		61,772,792
IT Services 3.9%
Accenture PLC, Class A(b)	183,725	10,643,189
Automatic Data Processing, Inc.	139,594	7,131,858
Cognizant Technology Solutions Corp., Class A(a)	86,585	5,831,500
Computer Sciences Corp.	44,215	1,080,172
Fidelity National Information Services, Inc.	70,675	1,702,561
Fiserv, Inc.(a)	40,404	2,329,695
International Business Machines Corp.	340,496	64,013,248
Mastercard, Inc., Class A	30,391	11,382,949
Paychex, Inc.	91,881	2,674,656
SAIC, Inc.(a)	78,715	948,516
Teradata Corp.(a)	47,967	2,601,250
Total System Services, Inc.	46,648	934,826
Visa, Inc., Class A	145,829	14,141,038
Western Union Co. (The)	178,962	3,121,097
Total		128,536,555

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Office Electronics 0.1%
Xerox Corp.	400,147	$3,261,198
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.(a)	165,621	942,383
Altera Corp.	92,386	3,480,181
Analog Devices, Inc.	85,361	2,975,684
Applied Materials, Inc.	375,683	4,049,863
Broadcom Corp., Class A(a)	137,325	4,167,127
First Solar, Inc.(a)(c)	16,738	801,081
Intel Corp.	1,497,288	37,297,444
KLA-Tencor Corp.	47,588	2,193,807
Linear Technology Corp.	64,977	1,990,245
LSI Corp.(a)	163,358	918,072
MEMC Electronic Materials, Inc.(a)	65,714	274,027
Microchip Technology, Inc.(c)	54,336	1,896,870
Micron Technology, Inc.(a)	286,248	1,714,626
Novellus Systems, Inc.(a)	19,823	686,272
NVIDIA Corp.(a)	172,106	2,690,017
Teradyne, Inc.(a)	53,061	714,201
Texas Instruments, Inc.	329,384	9,914,458
Xilinx, Inc.	75,591	2,472,582
Total		79,178,940
Software 3.7%
Adobe Systems, Inc.(a)	140,810	3,861,010
Autodesk, Inc.(a)	65,236	2,222,590
BMC Software, Inc.(a)	50,059	1,785,104
CA, Inc.	107,924	2,287,989
Citrix Systems, Inc.(a)	53,679	3,832,144
Compuware Corp.(a)	62,375	515,217
Electronic Arts, Inc.(a)	95,278	2,209,497
Intuit, Inc.	86,686	4,615,163
Microsoft Corp.	2,126,191	54,387,966
Oracle Corp.	1,126,637	35,320,070
Red Hat, Inc.(a)	55,038	2,756,303
Salesforce.com, Inc.(a)	38,647	4,576,578
Symantec Corp.(a)	213,803	3,495,679
Total		121,865,310
TOTAL INFORMATION TECHNOLOGY		628,457,881
MATERIALS 3.5%
Chemicals 2.2%
Air Products & Chemicals, Inc.	60,801	5,092,084
Airgas, Inc.	19,363	1,489,983
CF Industries Holdings, Inc.	18,639	2,605,732
Dow Chemical Co. (The)	336,800	9,332,728

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Eastman Chemical Co.	40,062	$1,587,257
Ecolab, Inc.	85,547	4,877,890
EI du Pont de Nemours & Co.	265,879	12,687,746
FMC Corp.	20,417	1,713,395
International Flavors & Fragrances, Inc.	23,085	1,252,592
Monsanto Co.	152,485	11,200,023
Mosaic Co. (The)	84,840	4,476,158
PPG Industries, Inc.	44,951	3,944,450
Praxair, Inc.	86,147	8,786,994
Sherwin-Williams Co. (The)	25,111	2,180,388
Sigma-Aldrich Corp.	34,762	2,252,925
Total		73,480,345
Construction Materials –%
Vulcan Materials Co.(c)	36,813	1,194,214
Containers & Packaging 0.1%
Ball Corp.	46,592	1,635,845
Bemis Co., Inc.	29,519	870,515
Owens-Illinois, Inc.(a)	46,776	913,535
Sealed Air Corp.	46,014	810,767
Total		4,230,662
Metals & Mining 1.0%
AK Steel Holding Corp.	31,414	265,763
Alcoa, Inc.	303,408	3,040,148
Allegheny Technologies, Inc.	30,281	1,520,712
Cliffs Natural Resources, Inc.	41,595	2,820,557
Freeport-McMoRan Copper & Gold, Inc.	270,252	10,701,979
Newmont Mining Corp.	140,899	9,705,123
Nucor Corp.	90,215	3,557,178
Titanium Metals Corp.	23,880	372,050
United States Steel Corp.(c)	41,018	1,119,791
Total		33,103,301
Paper & Forest Products 0.2%
International Paper Co.	124,628	3,539,435
MeadWestvaco Corp.	48,655	1,452,352
Total		4,991,787
TOTAL MATERIALS		117,000,309
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,689,807	48,970,607
CenturyLink, Inc.	175,802	6,596,091

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Frontier Communications Corp.(c)	283,788	$1,623,267
Verizon Communications, Inc.	807,161	30,454,185
Windstream Corp.	164,478	1,934,261
Total		89,578,411

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A(a)	112,826	6,656,734
MetroPCS Communications, Inc.(a)	83,634	700,853
Sprint Nextel Corp.(a)	853,825	2,305,327
Total		9,662,914
TOTAL TELECOMMUNICATION SERVICES		99,241,325
UTILITIES 3.7%
Electric Utilities 2.0%
American Electric Power Co., Inc.	137,534	5,457,349
Duke Energy Corp.	379,719	7,917,141
Edison International	92,906	3,652,135
Entergy Corp.	50,440	3,548,958
Exelon Corp.	188,933	8,371,621
FirstEnergy Corp.	119,239	5,302,558
NextEra Energy, Inc.	120,449	6,677,693
Northeast Utilities	50,464	1,746,559
Pepco Holdings, Inc.	64,547	1,276,740
Pinnacle West Capital Corp.	31,094	1,474,167
PPL Corp.	164,762	4,946,155
Progress Energy, Inc.	83,959	4,565,691
Southern Co. (The)	244,552	10,738,278
Total		65,675,045
Gas Utilities 0.1%
Nicor, Inc.	13,032	731,356
Oneok, Inc.	29,567	2,458,792
Total		3,190,148
Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)(a)	187,353	2,263,224
Constellation Energy Group, Inc.	57,365	2,303,778
NRG Energy, Inc.(a)	68,757	1,353,138
Total		5,920,140
Multi-Utilities 1.4%
Ameren Corp.	68,877	2,328,731
CenterPoint Energy, Inc.	121,464	2,417,134
CMS Energy Corp.	71,810	1,502,265
Consolidated Edison, Inc.	83,541	4,964,006
Dominion Resources, Inc.	162,284	8,377,100

	Issuer	Shares	Value

Common Stocks (continued)
	UTILITIES (CONTINUED)
	Multi-Utilities (continued)
	DTE Energy Co.	48,274	$2,541,626
	Integrys Energy Group, Inc.	22,217	1,143,953
	NiSource, Inc.	79,989	1,832,548
	PG&E Corp.	114,706	4,455,181
	Public Service Enterprise Group, Inc.	144,305	4,753,407
	SCANA Corp.	32,740	1,428,119
	Sempra Energy	68,357	3,635,909
	TECO Energy, Inc.	61,532	1,155,571
	Wisconsin Energy Corp.	66,682	2,212,509
	Xcel Energy, Inc.	138,213	3,633,620
	Total		46,381,679
	TOTAL UTILITIES		121,167,012
	Total Common Stocks (Cost: $2,650,979,000)		$3,239,952,318

		Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.155%(f)(h)		65,061,459	$65,061,459
Total Money Market Funds (Cost: $65,061,459)			$65,061,459

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.3%

Repurchase Agreements 0.3%

Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $3,000,013(i)
	0.150%	3,000,000	$3,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $2,000,010(i)
	0.180%	2,000,000	2,000,000
UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $6,442,674(i)
	0.140%	6,442,649	6,442,649
Total			11,442,649

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $11,442,649)			$11,442,649
Total Investments (Cost: $2,727,483,108)(j)			$3,316,456,426(k)
Other Assets & Liabilities, Net			(544,629)
Net Assets			$3,315,911,797

Investment in Derivatives

Futures Contracts Outstanding at November 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	242	75,383,000	Dec. 2011	$1,428,201	$—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $81,431,066 or 2.46% of net assets.
(c)	At November 30, 2011, security was partially or fully on loan.
(d)

At November 30, 2011, investments in securities included securities valued at $3,097,832 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $44, representing less than 0.01% of net assets.  Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Five Star Quality Care, Inc.	01-02-02	$2
Kinder Morgan Management LLC	09-26-02 - 05-20-08	14

(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$317,201,996	$(252,140,537)	$—	$65,061,459	$45,906	$65,061,459
Ameriprise Financial, Inc.	1,907,651	97,412	(351,569)	133,555	1,787,049	46,887	3,092,176
Total	$1,907,651	$317,299,408	$(252,492,106)	$133,555	$66,848,508	$92,793	$68,153,635

(g)	Represents fractional shares.
(h)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$482,757
Ginnie Mae I Pool	469,527
Ginnie Mae II Pool	988,986
Government National Mortgage Association	1,118,730
Total Market Value of Collateral Securities	$3,060,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$241,676
Fannie Mae REMICS	350,564
Fannie Mae Whole Loan	1,283
Fannie Mae-Aces	2,366
Freddie Mac Gold Pool	455,011
Freddie Mac Non Gold Pool	88,565
Freddie Mac Reference REMIC	10,723
Freddie Mac REMICS	329,671
Ginnie Mae I Pool	289,702
Ginnie Mae II Pool	115,338
Government National Mortgage Association	82,235
United States Treasury Note/Bond	72,866
Total Market Value of Collateral Securities	$2,040,000

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$137,779
Ginnie Mae II Pool	6,433,723
Total Market Value of Collateral Securities	$6,571,502

(j)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $2,727,483,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$973,555,000
Unrealized Depreciation	(384,582,000)
Net Unrealized Appreciation	$588,973,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$345,627,343	$—	$—	$345,627,343
Consumer Staples	366,141,923	—	—	366,141,923
Energy	406,142,972	43	—	406,143,015
Financials	432,621,545	—	—	432,621,545
Health Care	376,633,344	1	—	376,633,345
Industrials	346,918,620	—	—	346,918,620
Information Technology	628,457,881	—	—	628,457,881
Materials	117,000,309	—	—	117,000,309
Telecommunication Services	99,241,325	—	—	99,241,325
Utilities	121,167,012	—	—	121,167,012
Total Equity Securities	3,239,952,274	44	—	3,239,952,318

Other
Money Market Funds	65,061,459	—	—	65,061,459
Investments of Cash Collateral Received for Securities on Loan	—	11,442,649	—	11,442,649
Total Other	65,061,459	11,442,649	—	76,504,108

Investments in Securities	3,305,013,733	11,442,693	—	3,316,456,426
Derivatives(c)
Assets
Futures Contracts	1,428,201	—	—	1,428,201
Total	$3,306,441,934	$11,442,693	$—	$3,317,884,627

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Value Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 9.1%
Auto Components 1.0%
Johnson Controls, Inc.	425,889	$13,406,986
Automobiles 1.5%
Ford Motor Co.(a)	2,041,099	21,635,649
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.(b)	470,064	15,606,125
Household Durables 0.3%
Lennar Corp., Class A(c)	241,004	4,436,884
Media 1.6%
Comcast Corp., Class A	358,767	8,133,248
Viacom, Inc., Class B(c)	176,703	7,909,226
Walt Disney Co. (The)	197,828	7,092,134
Total		23,134,608
Multiline Retail 2.1%
Kohl’s Corp.	189,248	10,181,542
Target Corp.	355,856	18,753,611
Total		28,935,153
Specialty Retail 1.5%
Best Buy Co., Inc.(c)	170,247	4,611,991
Home Depot, Inc. (The)	436,857	17,133,532
Total		21,745,523
TOTAL CONSUMER DISCRETIONARY		128,900,928
CONSUMER STAPLES 7.1%
Food & Staples Retailing 2.4%
CVS Caremark Corp.	438,537	17,032,777
Wal-Mart Stores, Inc.	284,040	16,729,956
Total		33,762,733
Tobacco 4.7%
Lorillard, Inc.(c)	408,779	45,627,912
Philip Morris International, Inc.	268,913	20,501,927
Total		66,129,839
TOTAL CONSUMER STAPLES		99,892,572
ENERGY 15.6%
Energy Equipment & Services 3.7%
Baker Hughes, Inc.	128,000	6,990,080
Halliburton Co.	644,653	23,723,231
National Oilwell Varco, Inc.	261,343	18,738,293

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Schlumberger Ltd.(b)	37,464	$2,822,163
Total		52,273,767
Oil, Gas & Consumable Fuels 11.9%
Alpha Natural Resources, Inc.(a)	127,804	3,067,296
Anadarko Petroleum Corp.	254,407	20,675,657
Apache Corp.	247,989	24,660,026
Chevron Corp.	530,874	54,584,465
Exxon Mobil Corp.	503,064	40,466,468
Occidental Petroleum Corp.	255,265	25,245,708
Total		168,699,620
TOTAL ENERGY		220,973,387
FINANCIALS 17.4%
Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	243,000	23,293,980
Morgan Stanley	633,255	9,365,841
Total		32,659,821
Commercial Banks 2.9%
CIT Group, Inc.(a)	269,651	9,130,383
Wells Fargo & Co.	1,240,280	32,073,641
Total		41,204,024
Diversified Financial Services 6.0%
Bank of America Corp.	5,481,828	29,821,144
Citigroup, Inc.	420,089	11,544,046
JPMorgan Chase & Co.	1,404,243	43,489,406
Total		84,854,596
Insurance 6.2%
ACE Ltd.(b)	328,347	22,829,967
Everest Re Group Ltd.(b)(c)	88,498	7,763,929
MetLife, Inc.	657,785	20,707,072
Travelers Companies, Inc. (The)	205,467	11,557,519
XL Group PLC(b)	1,165,711	24,036,961
Total		86,895,448
TOTAL FINANCIALS		245,613,889
HEALTH CARE 11.7%
Biotechnology 1.1%
Gilead Sciences, Inc.(a)(c)	396,330	15,793,750
Health Care Providers & Services 2.1%
HCA Holdings, Inc.(a)	223,571	5,450,661
UnitedHealth Group, Inc.	354,996	17,313,155

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
WellPoint, Inc.	101,738	$7,177,616
Total		29,941,432
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.(a)	276,462	10,367,325
Thermo Fisher Scientific, Inc.(a)	312,940	14,786,415
Total		25,153,740
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	502,870	16,453,906
Johnson & Johnson	252,803	16,361,410
Merck & Co., Inc.	507,702	18,150,346
Novartis AG, ADR(b)	277,364	15,010,940
Pfizer, Inc.	1,393,479	27,967,124
Total		93,943,726
TOTAL HEALTH CARE		164,832,648
INDUSTRIALS 14.4%
Aerospace & Defense 4.1%
Boeing Co. (The)(c)	242,936	16,687,274
Honeywell International, Inc.(c)	272,280	14,743,962
Lockheed Martin Corp.	108,763	8,499,828
United Technologies Corp.(c)	246,185	18,857,771
Total		58,788,835
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	211,042	15,142,263
Airlines 0.6%
Delta Air Lines, Inc.(a)	289,359	2,349,595
United Continental Holdings, Inc.(a)(c)	367,967	6,612,367
Total		8,961,962
Electrical Equipment 0.7%
ABB Ltd., ADR(a)(b)	498,515	9,456,830
Industrial Conglomerates 3.3%
General Electric Co.	803,556	12,784,576
Siemens AG, ADR(b)	187,405	19,004,741
Tyco International Ltd.(b)	314,761	15,095,938
Total		46,885,255
Machinery 4.3%
Caterpillar, Inc.	175,456	17,173,633
Deere & Co.	115,881	9,183,569
Eaton Corp.	272,518	12,238,784
Illinois Tool Works, Inc.	327,997	14,904,184

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Parker Hannifin Corp.	90,118	$7,459,968
Total		60,960,138
Road & Rail 0.3%
CSX Corp.	188,781	4,098,435
TOTAL INDUSTRIALS		204,293,718
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 0.5%
Nokia OYJ, ADR(b)(c)	1,237,533	7,165,316
Computers & Peripherals 0.6%
Apple, Inc.(a)	24,366	9,312,685
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.(b)(c)	339,454	10,764,087
IT Services 4.7%
Accenture PLC, Class A(b)	229,025	13,267,418
International Business Machines Corp.	127,714	24,010,232
Mastercard, Inc., Class A	76,451	28,634,722
Total		65,912,372
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	933,324	23,249,101
LSI Corp.(a)	1,754,063	9,857,834
Microchip Technology, Inc.(c)	153,356	5,353,658
Total		38,460,593
Software 4.5%
Microsoft Corp.	1,654,172	42,313,720
Oracle Corp.	680,438	21,331,731
Total		63,645,451
TOTAL INFORMATION TECHNOLOGY		195,260,504
MATERIALS 5.0%
Chemicals 3.1%
Air Products & Chemicals, Inc.(c)	98,576	8,255,740
Dow Chemical Co. (The)	656,338	18,187,126
EI du Pont de Nemours & Co.(c)	375,953	17,940,477
Total		44,383,343
Metals & Mining 1.9%
Barrick Gold Corp.(b)	108,081	5,715,323

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.	90,560	$3,586,176
Nucor Corp.	185,719	7,322,900
Rio Tinto PLC, ADR(b)	104,628	5,552,608
Xstrata PLC(b)	306,062	4,913,412
Total		27,090,419
TOTAL MATERIALS		71,473,762
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	987,826	28,627,197
Deutsche Telekom AG, ADR(b)	577,050	7,487,224
Verizon Communications, Inc.	338,661	12,777,680
Total		48,892,101
TOTAL TELECOMMUNICATION SERVICES		48,892,101
UTILITIES 1.1%
Multi-Utilities 1.1%
Dominion Resources, Inc.(c)	291,130	15,028,130
TOTAL UTILITIES		15,028,130
Total Common Stocks (Cost: $1,348,492,548)		$1,395,161,639

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.155%(d)(e)	16,188,355	$16,188,355
Total Money Market Funds (Cost: $16,188,355)		$16,188,355

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.5%
Asset-Backed Commercial Paper 1.1%
Alpine Securitization
12/21/11	0.210%	4,999,037	$4,999,037

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Atlantis One
12/21/11	0.350%	$4,995,625	$4,995,625
KELLS FUNDING, LLC
12/14/11	0.320%	3,999,076	3,999,076
Royal Park Investments Funding Corp.
12/05/11	0.800%	1,499,767	1,499,767
Total			15,493,505
Certificates of Deposit 0.4%
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	499,520	499,520
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
Total			5,492,578
Commercial Paper 0.7%
Macquarie Bank Ltd.
12/29/11	0.471%	4,993,929	4,993,929
Suncorp Metway Ltd.
01/18/12	0.450%	4,996,063	4,996,063
Total			9,989,992
Repurchase Agreements 2.3%
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $25,000,063(f)
	0.090%	25,000,000	25,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $5,000,025(f)
	0.180%	5,000,000	5,000,000
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $3,187,553(f)
	0.110%	3,187,544	3,187,544
Total			33,187,544
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $64,163,619)			$64,163,619
Total Investments
(Cost: $1,428,844,522)(g)			$1,475,513,613(h)
Other Assets & Liabilities, Net			(61,469,123)
Net Assets			$1,414,044,490

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $186,492,982 or 13.19% of net assets.
(c)	At November 30, 2011, security was partially or fully on loan.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$225,744,875	$(209,556,520)	$—	$16,188,355	$12,126	$16,188,355

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$11,208,081
Freddie Mac REMICS	14,291,919
Total Market Value of Collateral Securities	$25,500,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$604,189
Fannie Mae REMICS	876,413
Fannie Mae Whole Loan	3,207
Fannie Mae-Aces	5,916
Freddie Mac Gold Pool	1,137,526
Freddie Mac Non Gold Pool	221,415
Freddie Mac Reference REMIC	26,806
Freddie Mac REMICS	824,176
Ginnie Mae I Pool	724,255
Ginnie Mae II Pool	288,345
Government National Mortgage Association	205,588
United States Treasury Note/Bond	182,164
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$400,120
United States Treasury Note/Bond	2,455,893
United States Treasury Strip Principal	395,282
Total Market Value of Collateral Securities	$3,251,295

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $1,428,845,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$153,211,000
Unrealized Depreciation	(106,542,000)
Net Unrealized Appreciation	$46,669,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$128,900,928	$—	$—	$128,900,928
Consumer Staples	99,892,572	—	—	99,892,572
Energy	220,973,387	—	—	220,973,387
Financials	245,613,889	—	—	245,613,889
Health Care	164,832,648	—	—	164,832,648
Industrials	204,293,718	—	—	204,293,718
Information Technology	195,260,504	—	—	195,260,504
Materials	66,560,350	4,913,412	—	71,473,762
Telecommunication Services	48,892,101	—	—	48,892,101
Utilities	15,028,130	—	—	15,028,130
Total Equity Securities	1,390,248,227	4,913,412	—	1,395,161,639

Other
Money Market Funds	16,188,355	—	—	16,188,355
Investments of Cash Collateral Received for Securities on Loan	—	64,163,619	—	64,163,619
Total Other	16,188,355	64,163,619	—	80,351,974
Total	$1,406,436,582	$69,077,031	$—	$1,475,513,613

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico 21st Century Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 85.5%
CONSUMER DISCRETIONARY 28.8%
Automobiles 0.7%
Tesla Motors, Inc.(a)(b)	498,479	$16,320,203

Hotels, Restaurants & Leisure 9.5%
Arcos Dorados Holdings, Inc., Class A(c)	76,258	1,671,575
Chipotle Mexican Grill, Inc.(b)	86,219	27,724,582
Panera Bread Co., Class A(a)(b)	300,474	43,081,962
Vail Resorts, Inc.(a)	517,380	23,023,410
Wendy’s Co. (The)(a)	4,090,114	20,286,965
Wynn Resorts Ltd.(a)	540,123	65,117,229
Yum! Brands, Inc.(a)	674,925	37,822,797
Total		218,728,520

Internet & Catalog Retail 3.4%

Amazon.com, Inc.(b)	184,201	35,420,010
HomeAway, Inc.(a)(b)	145,640	3,809,942
priceline.com, Inc.(b)	79,095	38,431,470
Total		77,661,422

Media 0.5%
Viacom, Inc., Class B	259,449	11,612,937

Multiline Retail 0.5%
Dollar Tree, Inc.(b)	138,438	11,281,313

Specialty Retail 11.9%
CarMax, Inc.(a)(b)	1,339,310	38,518,556
O’Reilly Automotive, Inc.(b)	251,425	19,420,067
Ross Stores, Inc.	1,117,605	99,567,429
Rue21, Inc.(a)(b)	795,047	19,112,930
Ulta Salon Cosmetics & Fragrance, Inc.(a)(b)	760,248	52,936,068
Williams-Sonoma, Inc.(a)	1,156,887	43,695,622
Total		273,250,672
Textiles, Apparel & Luxury Goods 2.3%
Ralph Lauren Corp.(a)	378,345	53,672,022

TOTAL CONSUMER DISCRETIONARY		662,527,089

CONSUMER STAPLES 1.6%
Beverages 0.8%
Hansen Natural Corp.(b)	203,885	18,798,197

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.8%
McCormick & Co., Inc.(a)	356,718	$17,372,167

TOTAL CONSUMER STAPLES		36,170,364

ENERGY 8.8%
Energy Equipment & Services 4.8%
Halliburton Co.	1,153,534	42,450,051
National Oilwell Varco, Inc.	957,277	68,636,761
Total		111,086,812
Oil, Gas & Consumable Fuels 4.0%
Occidental Petroleum Corp.	940,435	93,009,022

TOTAL ENERGY		204,095,834

FINANCIALS 11.7%
Commercial Banks 9.3%
City National Corp.(a)	1,162,537	49,314,819
Columbia Banking System, Inc.(a)	1,437,064	25,867,152
First Horizon National Corp.(a)	2,990,363	23,025,795
Fulton Financial Corp.(a)	4,561,553	42,696,136
PNC Financial Services Group, Inc.	1,344,555	72,888,327
Total		213,792,229
Real Estate Management & Development 0.9%
Jones Lang LaSalle, Inc.(a)	306,326	19,733,521

Thrifts & Mortgage Finance 1.5%
First Niagara Financial Group, Inc.(a)	4,041,503	35,565,227

TOTAL FINANCIALS		269,090,977

HEALTH CARE 6.4%
Biotechnology 2.4%
Biogen Idec, Inc.(b)	480,733	55,260,259

Health Care Equipment & Supplies 4.0%
Intuitive Surgical, Inc.(b)	211,149	91,683,007

TOTAL HEALTH CARE		146,943,266

INDUSTRIALS 13.6%
Aerospace & Defense 3.3%
Precision Castparts Corp.	387,893	63,905,372

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
TransDigm Group, Inc.(a)(b)	123,165	$11,875,569
Total		75,780,941
Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc.	885,382	38,522,971

Electrical Equipment 5.7%
Roper Industries, Inc.(a)	543,421	46,294,035
Sensata Technologies Holding NV(a)(b)(c)	2,718,770	84,961,562
Total		131,255,597
Machinery 0.6%
Cummins, Inc.(a)	146,921	14,152,900

Professional Services 0.9%
Nielsen Holdings NV(b)(c)	756,126	21,965,460

Road & Rail 0.4%
Zipcar, Inc.(a)(b)	588,411	9,391,040

Trading Companies & Distributors 0.5%
WW Grainger, Inc.	58,581	10,948,789

Transportation Infrastructure 0.5%
Wesco Aircraft Holdings, Inc.(b)	791,429	10,494,348

TOTAL INDUSTRIALS		312,512,046

INFORMATION TECHNOLOGY 14.6%
Computers & Peripherals 4.0%
Apple, Inc.(b)	238,431	91,128,328
Fusion-io, Inc.(b)	21,110	706,974
Total		91,835,302
Internet Software & Services 2.0%
Bankrate, Inc.(a)(b)	1,348,272	24,444,171
Google, Inc., Class A(b)	37,445	22,444,159
Total		46,888,330
IT Services 2.6%
Accenture PLC, Class A(c)	738,059	42,755,758
Mastercard, Inc., Class A	49,404	18,504,268
Total		61,260,026

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 0.6%
ARM Holdings PLC(c)	1,491,811	$14,018,226

Software 5.4%
ANSYS, Inc.(a)(b)	708,807	43,924,770
Informatica Corp.(a)(b)	988,420	44,434,421
Red Hat, Inc.(b)	706,452	35,379,116
Total		123,738,307
TOTAL INFORMATION TECHNOLOGY		337,740,191

Total Common Stocks (Cost: $1,635,824,053)		$1,969,079,767

	Shares	Value

Exchange-Traded Funds 4.8%
SPDR S&P 500 ETF Trust	890,120	$111,362,914

Total Exchange-Traded Funds (Cost: $110,780,241)		$111,362,914

	Shares	Value

Money Market Funds 5.5%
Columbia Short-Term Cash Fund, 0.155%(d)(e)	127,195,505	$127,195,505

Total Money Market Funds (Cost: $127,195,505)		$127,195,505

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.8%
Asset-Backed Commercial Paper 4.0%
Alpine Securitization
12/16/11	0.170%	4,999,575	$4,999,575
12/21/11	0.210%	4,999,037	4,999,037
Amsterdam Funding Corp.
12/08/11	0.250%	4,998,785	4,998,785
Cancara Asset Securitisation LLC
12/05/11	0.270%	4,998,800	4,998,800
12/19/11	0.270%	4,998,950	4,998,950
Gemini Securitization Corporation (FKA Twin Towers)
12/07/11	0.300%	4,998,750	4,998,750
12/14/11	0.330%	4,998,625	4,998,625
KELLS FUNDING, LLC
01/03/12	0.360%	9,996,400	9,996,400
01/03/12	0.380%	4,998,206	4,998,206

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Liberty Street Fund Corporation
12/01/11	0.080%	$4,999,989	$4,999,989
Regency Markets No. 1 LLC
12/02/11	0.180%	4,999,825	4,999,825
12/19/11	0.240%	9,997,933	9,997,933
01/17/12	0.360%	4,995,400	4,995,400
Rheingold Securitization
12/12/11	0.600%	2,998,350	2,998,350
Royal Park Investments Funding Corp.
12/05/11	0.781%	9,993,283	9,993,283
Windmill Funding Corp.
01/04/12	0.320%	2,999,067	2,999,067
Total			90,970,975

Certificates of Deposit 5.5%
ABM AMRO Bank N.V.
12/12/11	0.420%	9,996,268	9,996,268
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	999,040	999,040
Canadian Imperial Bank
03/21/12	0.301%	8,003,336	8,003,336
Clydesdale Bank PLC
12/30/11	0.550%	9,986,116	9,986,116
Credit Suisse
02/24/12	0.500%	6,000,000	6,000,000
Deutsche Bank AG
12/21/11	0.360%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
12/08/11	0.290%	6,000,000	6,000,000
National Australia Bank
04/30/12	0.410%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.398%	9,000,000	9,000,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
01/13/12	0.350%	10,000,000	10,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
Standard Chartered Bank PLC
12/29/11	0.550%	14,979,175	14,979,175
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	3,000,000	3,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	5,000,064	5,000,064
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
United Overseas Bank Ltd.
12/12/11	0.280%	$10,000,000	$10,000,000
Total			125,964,549

Commercial Paper 3.6%
Atlantis One
12/14/11	0.220%	9,998,167	9,998,167
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
HSBC Bank PLC
04/13/12	0.481%	11,970,720	11,970,720
Macquarie Bank Ltd.
12/29/11	0.471%	9,987,858	9,987,858
Suncorp Metway Ltd.
12/07/11	0.350%	9,993,972	9,993,972
01/18/12	0.450%	4,996,063	4,996,063
02/01/12	0.500%	1,998,194	1,998,194
Svenska Handelsbank
12/20/11	0.325%	3,996,786	3,996,786
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	11,967,670	11,967,670
Total			81,866,011

Other Short-Term Obligations 1.1%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	16,000,000	16,000,000
Union Bank of Switzerland
02/23/12	0.806%	10,020,110	10,020,110
Total			26,020,110

Repurchase Agreements 0.6%
Citigroup Global Markets, Inc. repurchase price $2,997,299 dated 11/30/11, matures 12/01/11,(f)
	0.090%	2,997,291	2,997,291
Goldman Sachs & Co. repurchase price $5,000,108 dated 11/29/11, matures 12/06/11,(f)
	0.130%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
UBS Securities LLC repurchase price $6,854,504 dated 11/30/11, matures 12/01/11(f)
	0.140%	$6,854,478	$6,854,478
Total			14,851,769

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $339,673,414)	$339,673,414
Total Investments (Cost: $2,213,473,213)(g)	$2,547,311,600(h)
Other Assets & Liabilities, Net	(245,145,814)
Net Assets	$2,302,165,786

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
JPMorgan	December 5, 2011	210,587	330,390	$389	—
		(GBP)	(USD)

Notes to Portfolio of Investments
(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $165,372,581 or 7.18% of net assets.
(d)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$776,127,259	$(648,931,754)	$—	$127,195,505	$52,508	$127,195,505

(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,343,756
Freddie Mac REMICS	1,713,482
Total Market Value of Collateral Securities	$3,057,238

Goldman Sachs & Co. (0.130%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	5,100,000

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$146,587
Ginnie Mae II Pool	6,844,980
Total Market Value of Collateral Securities	$6,991,567

(g)                                  At November 30, 2011, the cost of securities for federal income tax purposes was approximately $2,213,473,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$376,851,000
Unrealized Depreciation	(43,012,000)
Net Unrealized Appreciation	$333,839,000

(h)         Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

GBP     Pound Sterling

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	Inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$662,527,089	$—	$—	$662,527,089
Consumer Staples	36,170,364	—	—	36,170,364
Energy	204,095,834	—	—	204,095,834
Financials	269,090,977	—	—	269,090,977
Health Care	146,943,266	—	—	146,943,266
Industrials	312,512,046	—	—	312,512,046
Information Technology	323,721,965	14,018,226	—	337,740,191
Total Equity Securities	1,955,061,541	14,018,226	—	1,969,079,767
Other
Exchange-Traded Funds	111,362,914	—	—	111,362,914
Money Market Funds	127,195,505	—	—	127,195,505
Investments of Cash Collateral Received for Securities on Loan	—	339,673,414	—	339,673,414
Total Other	238,558,419	339,673,414	—	578,231,833
Investments in Securities	2,193,619,960	353,691,640	—	2,547,311,600
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	389	—	389
Total	$2,193,619,960	$353,692,029	$—	$2,547,311,989

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Marsico Focused Equities Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.6%
CONSUMER DISCRETIONARY 27.6%
Automobiles 0.6%
Tesla Motors, Inc.(a)(b)	423,584	$13,868,140
Hotels, Restaurants & Leisure 12.5%
Chipotle Mexican Grill, Inc.(a)	134,970	43,400,953
McDonald’s Corp.	671,722	64,162,885
Starbucks Corp.	2,329,933	101,305,487
Wynn Resorts Ltd.	769,649	92,788,884
Total		301,658,209
Internet & Catalog Retail 6.1%
Amazon.com, Inc.(a)	308,828	59,384,536
priceline.com, Inc.(a)	182,823	88,831,868
Total		148,216,404
Media 5.1%
British Sky Broadcasting Group PLC(c)	4,472,137	53,849,661
Time Warner, Inc.	1,971,857	68,660,061
Total		122,509,722
Multiline Retail 2.4%
Dollar General Corp.(a)	1,423,212	57,739,711
Textiles, Apparel & Luxury Goods 0.9%
Nike, Inc., Class B	236,907	22,785,715
TOTAL CONSUMER DISCRETIONARY		666,777,901
CONSUMER STAPLES 4.0%
Food Products 4.0%
Mead Johnson Nutrition Co.	1,263,759	95,236,878
TOTAL CONSUMER STAPLES		95,236,878
ENERGY 9.1%
Energy Equipment & Services 2.8%
Halliburton Co.	1,816,561	66,849,445
Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	492,901	40,058,064
Kinder Morgan, Inc.(b)	1,355,973	40,001,204
Occidental Petroleum Corp.	743,805	73,562,314
Total		153,621,582
TOTAL ENERGY		220,471,027

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 2.8%
Consumer Finance 2.8%
American Express Co.	1,387,373	$66,649,399
TOTAL FINANCIALS		66,649,399
HEALTH CARE 6.9%
Biotechnology 3.2%
Biogen Idec, Inc.(a)	673,689	77,440,551
Pharmaceuticals 3.7%
Allergan, Inc.(b)	898,990	75,263,443
Bristol-Myers Squibb Co.	412,424	13,494,513
Total		88,757,956
TOTAL HEALTH CARE		166,198,507
INDUSTRIALS 13.8%
Aerospace & Defense 2.6%
Precision Castparts Corp.	373,088	61,466,248
Industrial Conglomerates 2.6%
Danaher Corp.	1,285,019	62,169,219
Machinery 4.8%
Cummins, Inc.	654,410	63,039,315
Eaton Corp.	1,195,191	53,676,028
Total		116,715,343
Road & Rail 3.8%
Union Pacific Corp.	894,258	92,475,220
TOTAL INDUSTRIALS		332,826,030
INFORMATION TECHNOLOGY 22.5%
Communications Equipment 2.9%
QUALCOMM, Inc.	1,289,456	70,662,189
Computers & Peripherals 4.0%
Apple, Inc.(a)	252,315	96,434,793
Internet Software & Services 5.6%
Baidu, Inc., ADR(a)(c)	659,711	86,415,544
Google, Inc., Class A(a)	80,166	48,050,698
Total		134,466,242

Issuer		Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 6.8%
Accenture PLC, Class A(c)		1,259,255	$72,948,642
Visa, Inc., Class A		935,574	90,722,611
Total			163,671,253
Software 3.2%
Oracle Corp.		2,496,302	78,259,068
TOTAL INFORMATION TECHNOLOGY			543,493,545
MATERIALS 8.9%
Chemicals 6.6%
Dow Chemical Co. (The)		1,941,794	53,807,112
Monsanto Co.		1,122,148	82,421,770
Praxair, Inc.		231,392	23,601,984
Total			159,830,866
Metals & Mining 2.3%
Freeport-McMoRan Copper & Gold, Inc.		1,392,834	55,156,227
TOTAL MATERIALS			214,987,093
Total Common Stocks (Cost: $1,839,532,388)			$2,306,640,380

		Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.155%(d)(e)		93,649,358	$93,649,358
Total Money Market Funds (Cost: $93,649,358)			$93,649,358

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.6%
Asset-Backed Commercial Paper 0.5%
Alpine Securitization
12/21/11	0.210%	1,999,615	$1,999,615
Amsterdam Funding Corp.
12/08/11	0.250%	999,757	999,757
Aspen Funding Corp.
12/14/11	0.330%	1,999,450	1,999,450
Gemini Securitization Corporation (FKA Twin Towers)
12/07/11	0.300%	1,999,500	1,999,500

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Liberty Street Fund Corporation
12/01/11	0.080%	$1,999,996	$1,999,996
Rheingold Securitization
12/12/11	0.600%	999,450	999,450
Royal Park Investments Funding Corp.
12/05/11	0.800%	2,499,611	2,499,611
Total			12,497,379
Certificates of Deposit 0.1%
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	499,520	499,520
Nordea Bank AB
12/09/11	0.310%	1,000,000	1,000,000
Total			1,499,520
Repurchase Agreements 2.0%
Citibank NA dated 11/30/11, matures 12/01/11. repurchase price $5,000,021(f)
	0.150%	5,000,000	5,000,000
Citigroup Global Markets, Inc.(f)
dated 11/30/11, matures 12/01/11,
repurchase price $10,000,025
	0.090%	10,000,000	10,000,000
repurchase price $5,000,013
	0.090%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,025(f)
	0.090%	10,000,000	10,000,000
Nomura Securities dated 11/30/11, matures 12/01/11, repurchase price $4,000,019(f)
	0.170%	4,000,000	4,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $2,000,010(f)
	0.180%	2,000,000	2,000,000
RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,021(f)
	0.150%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $8,216,617(f)
	0.110%	$8,216,592	$8,216,592
Total			49,216,592

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $63,213,491)	$63,213,491
Total Investments
(Cost: $1,996,395,237)(g)	$2,463,503,229(h)
Other Assets & Liabilities, Net	(49,544,375)
Net Assets	$2,413,958,854

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At November 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $213,213,847 or 8.83% of net assets.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$587,051,296	$(493,401,938)	$—	$93,649,358	$92,621	$93,649,358

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$804,594
Ginnie Mae I Pool	782,544
Ginnie Mae II Pool	1,648,311
Government National Mortgage Association	1,864,551
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$4,483,232
Freddie Mac REMICS	5,716,768
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Federal Home Loan Banks	$1,414,530
Federal Home Loan Mortgage Corp	40,086
Federal National Mortgage Association	1,789,991
Ginnie Mae II Pool	53,776
Residual Funding Corp Principal Strip	1,370,483
Resolution Funding Corp Interest Strip	2,966,099
United States Treasury Note/Bond	2,565,061
Total Market Value of Collateral Securities	$10,200,026

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$98,166
Ginnie Mae II Pool	3,981,834
Total Market Value of Collateral Securities	$4,080,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$241,676
Fannie Mae REMICS	350,564
Fannie Mae Whole Loan	1,283
Fannie Mae-Aces	2,366
Freddie Mac Gold Pool	455,011
Freddie Mac Non Gold Pool	88,565
Freddie Mac Reference REMIC	10,723
Freddie Mac REMICS	329,671
Ginnie Mae I Pool	289,702
Ginnie Mae II Pool	115,338
Government National Mortgage Association	82,235
United States Treasury Note/Bond	72,866
Total Market Value of Collateral Securities	$2,040,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Fannie Mae Pool	$5,100,012
Total Market Value of Collateral Securities	5,100,012

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$1,031,397
United States Treasury Note/Bond	6,330,601
United States Treasury Strip Principal	1,018,926
Total Market Value of Collateral Securities	$8,380,924

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $1,996,395,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$505,073,000
Unrealized Depreciation	(37,965,000)
Net Unrealized Appreciation	$467,108,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$ 612,928,240	$ 53,849,661	$ —	$ 666,777,901
Consumer Staples	95,236,878	—	—	95,236,878
Energy	220,471,027	—	—	220,471,027
Financials	66,649,399	—	—	66,649,399
Health Care	166,198,507	—	—	166,198,507
Industrials	332,826,030	—	—	332,826,030
Information Technology	543,493,545	—	—	543,493,545
Materials	214,987,093	—	—	214,987,093
Total Equity Securities	2,252,790,719	53,849,661	—	2,306,640,380

Other
Money Market Funds	93,649,358	—	—	93,649,358
Investments of Cash Collateral Received for Securities on Loan	—	63,213,491	—	63,213,491
Total Other	93,649,358	63,213,491	—	156,862,849
Total	$2,346,440,077	$117,063,152	$—	$2,463,503,229

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Global Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.4%
ARGENTINA 3.1%
MercadoLibre, Inc.	2,925	$256,493
BELGIUM 3.0%
Anheuser-Busch InBev NV(a)	4,112	245,884
BRAZIL 1.8%
BR Malls Participacoes SA(a)	14,700	148,841
CHINA 6.4%
Baidu, Inc., ADR(a)(b)	1,266	165,833
Wynn Macau Ltd.(a)	123,327	362,324
Total		528,157
DENMARK 3.6%
Novozymes A/S(a)(b)	9,265	296,832
GERMANY 4.1%
Bayerische Motoren Werke AG(a)	4,502	341,283
HONG KONG 0.9%
Li & Fung Ltd.(a)	34,000	70,642
IRELAND 3.0%
Accenture PLC, Class A(a)	4,259	246,724
ITALY 2.4%
Prada SpA(a)(b)	39,600	196,622
NETHERLANDS 3.2%
Sensata Technologies Holding NV(a)(b)	8,561	267,531
SPAIN 4.4%
Inditex SA(a)	4,310	366,493
SWITZERLAND 10.0%
Cie Financiere Richemont SA, Class A(a)	6,780	367,922
Julius Baer Group Ltd.(a)(b)	7,370	263,911
Nestlé SA, Registered Shares(a)	3,520	197,552
Total		829,385

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 4.1%
ARM Holdings PLC(a)	9,263	$87,042
British Sky Broadcasting Group PLC(a)	21,208	255,369
Total		342,411
UNITED STATES 50.4%
Amazon.com, Inc.(b)	827	159,024
Apple, Inc.(b)	1,259	481,190
Bankrate, Inc.(b)	4,069	73,771
Biogen Idec, Inc.(b)	2,097	241,050
Chipotle Mexican Grill, Inc.(b)	267	85,857
Citigroup, Inc.	3,859	106,045
Cummins, Inc.	1,274	122,724
Dollar General Corp.(b)	6,166	250,155
Dow Chemical Co. (The)	4,656	129,018
Google, Inc., Class A(b)	137	82,116
Halliburton Co.	3,429	126,187
Informatica Corp.(b)	3,647	163,951
Intuitive Surgical, Inc.(b)	827	359,092
Lululemon Athletica, Inc.(b)	2,104	104,569
Mead Johnson Nutrition Co.	3,323	250,421
Occidental Petroleum Corp.	2,433	240,624
PNC Financial Services Group, Inc.	4,817	261,130
Precision Castparts Corp.	1,393	229,497
priceline.com, Inc.(b)	260	126,331
Pricesmart, Inc.	973	66,018
Starbucks Corp.	5,982	260,097
Starwood Hotels & Resorts Worldwide, Inc.	3,708	176,797
Tesla Motors, Inc.(b)	2,085	68,263
Total		4,163,927
Total Common Stocks (Cost: $7,342,115)		$8,301,225

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.155%(c)(d)	32,340	$32,340
Total Money Market Funds (Cost: $32,340)		$32,340
Total Investments
(Cost: $7,374,455)(e)		$8,333,565(f)
Other Assets & Liabilities, Net		(68,307)
Net Assets		$8,265,258

Notes to Portfolio of Investments

(a)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $3,880,805 or 46.95% of net assets.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(d)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$7,364,651	$(7,332,311)	$—	$32,340	$400	$32,340

(e)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $7,374,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,083,000
Unrealized Depreciation	(124,000)
Net Unrealized Appreciation	$959,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$1,231,093	$1,960,653	$—	$3,191,746
Consumer Staples	316,440	443,436	—	759,876
Energy	366,811	—	—	366,811
Financials	516,016	263,911	—	779,927
Health Care	600,142	—	—	600,142
Industrials	619,752	—	—	619,752
Information Technology	1,470,079	87,042	—	1,557,121
Materials	129,018	296,832	—	425,850
Total Equity Securities	5,249,351	3,051,874	—	8,301,225

Other
Money Market Funds	32,340	—	—	32,340
Total Other	32,340	—	—	32,340
Total	$5,281,691	$3,051,874	$—	$8,333,565

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Growth Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.3%
CONSUMER DISCRETIONARY 35.8%
Distributors 0.8%
Li & Fung Ltd.(a)	12,758,000	$26,507,343
Diversified Consumer Services 0.4%
Sotheby’s	433,572	13,618,496
Hotels, Restaurants & Leisure 11.0%
McDonald’s Corp.	980,280	93,636,345
Starbucks Corp.	2,296,223	99,839,776
Wynn Resorts Ltd.	579,123	69,819,069
Yum! Brands, Inc.	1,432,822	80,295,345
Total		343,590,535
Internet & Catalog Retail 5.7%
Amazon.com, Inc.(b)	402,595	77,414,993
priceline.com, Inc.(b)	206,978	100,568,540
Total		177,983,533
Media 3.4%
British Sky Broadcasting Group PLC(a)	2,526,490	30,421,839
Time Warner, Inc.	2,142,740	74,610,207
Total		105,032,046
Specialty Retail 6.9%
AutoZone, Inc.(b)	40,030	13,145,051
O’Reilly Automotive, Inc.(b)(c)	520,220	40,181,793
Tiffany & Co.	482,100	32,319,984
TJX Companies, Inc.	2,132,526	131,576,854
Total		217,223,682
Textiles, Apparel & Luxury Goods 7.6%
Cie Financiere Richemont SA, ADR(a)	14,698,441	79,371,581
Coach, Inc.	882,120	55,211,891
Lululemon Athletica, Inc.(b)	110,337	5,483,749
Nike, Inc., Class B	1,031,558	99,215,249
Total		239,282,470
TOTAL CONSUMER DISCRETIONARY		1,123,238,105
CONSUMER STAPLES 3.9%
Food Products 1.6%
Mead Johnson Nutrition Co.	671,780	50,625,341
Personal Products 2.3%
Estee Lauder Companies, Inc. (The), Class A	597,811	70,529,742
TOTAL CONSUMER STAPLES		121,155,083

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.2%
Energy Equipment & Services 4.3%
Halliburton Co.	2,224,090	$81,846,512
National Oilwell Varco, Inc.	739,816	53,044,807
Total		134,891,319
Oil, Gas & Consumable Fuels 3.9%
Anadarko Petroleum Corp.	319,123	25,935,126
Continental Resources, Inc.(b)(c)	188,926	13,336,287
Occidental Petroleum Corp.	836,658	82,745,476
Total		122,016,889
TOTAL ENERGY		256,908,208
FINANCIALS 1.8%
Commercial Banks 1.8%
U.S. Bancorp	2,142,596	55,536,088
TOTAL FINANCIALS		55,536,088
HEALTH CARE 3.7%
Biotechnology 2.6%
Biogen Idec, Inc.(b)	707,045	81,274,823
Pharmaceuticals 1.1%
Allergan, Inc.	333,534	27,923,466
Bristol-Myers Squibb Co.	249,987	8,179,575
Total		36,103,041
TOTAL HEALTH CARE		117,377,864
INDUSTRIALS 10.9%
Aerospace & Defense 2.4%
Precision Castparts Corp.	465,657	76,716,991
Electrical Equipment 1.1%
Rockwell Automation, Inc.	445,799	33,448,299
Industrial Conglomerates 1.8%
Danaher Corp.	1,159,543	56,098,690
Machinery 3.0%
Cummins, Inc.	468,205	45,102,188

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Eaton Corp.	1,080,944	$48,545,195
Total		93,647,383
Road & Rail 2.6%
Union Pacific Corp.	787,629	81,448,715
TOTAL INDUSTRIALS		341,360,078
INFORMATION TECHNOLOGY 21.5%
Communications Equipment 1.5%
QUALCOMM, Inc.	890,581	48,803,839
Computers & Peripherals 3.0%
Apple, Inc.(b)	245,529	93,841,183
Internet Software & Services 6.3%
Baidu, Inc., ADR(a)(b)	751,609	98,453,263
Google, Inc., Class A(b)	130,904	78,462,549
Youku.com, Inc., ADR(a)(b)(c)	1,016,165	19,845,702
Total		196,761,514
IT Services 5.3%
Accenture PLC, Class A(a)	1,082,083	62,685,068
Cognizant Technology Solutions Corp., Class A(b)	71,799	4,835,663
Visa, Inc., Class A	1,010,132	97,952,500
Total		165,473,231
Software 5.4%
Check Point Software Technologies Ltd.(a)(b)(c)	564,247	31,225,429
Oracle Corp.	2,386,753	74,824,707
Red Hat, Inc.(b)	697,942	34,952,935
Salesforce.com, Inc.(b)	256,872	30,418,782
Total		171,421,853
TOTAL INFORMATION TECHNOLOGY		676,301,620
MATERIALS 9.5%
Chemicals 9.5%
Dow Chemical Co. (The)	1,475,241	40,878,928
Monsanto Co.	1,497,038	109,957,441
PPG Industries, Inc.	575,731	50,520,395

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Praxair, Inc.		957,721	$97,687,542
Total			299,044,306
TOTAL MATERIALS			299,044,306
Total Common Stocks (Cost: $2,245,570,775)			$2,990,921,352

Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
Wells Fargo & Co., 8.000%		687,425	$19,227,277
TOTAL FINANCIALS			19,227,277
Total Preferred Stocks (Cost: $13,207,873)			$19,227,277

		Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.155%(d)(e)		112,777,203	$112,777,203
Total Money Market Funds (Cost: $112,777,203)			$112,777,203

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.4%
Asset-Backed Commercial Paper 0.3%
Alpine Securitization
12/21/11	0.210%	1,999,615	$1,999,615
Amsterdam Funding Corp.
12/08/11	0.250%	999,757	999,757
Gemini Securitization Corporation (FKA Twin Towers)
12/07/11	0.300%	1,999,500	1,999,500
Regency Markets No. 1 LLC
01/17/12	0.360%	1,998,160	1,998,160
Rheingold Securitization
12/12/11	0.600%	999,450	999,450
Royal Park Investments Funding Corp.
12/05/11	0.800%	1,499,767	1,499,767
Total			9,496,249

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 0.2%
ABM AMRO Bank N.V.
12/12/11	0.420%	$1,999,253	$1,999,253
Australia and New Zealand Bank Group, Ltd.
12/21/11	0.310%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	2,000,000	2,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	1,000,016	1,000,016
Total			6,999,269
Commercial Paper 0.2%
Suncorp Metway Ltd.
01/18/12	0.450%	1,998,425	1,998,425
Svenska Handelsbank
12/20/11	0.325%	4,995,983	4,995,983
Total			6,994,408
Repurchase Agreements 0.7%
Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $5,000,021(f)
	0.150%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
	Repurchase Agreements (continued)
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,013(f)
	0.090%	$5,000,000	$5,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $4,000,020(f)
	0.180%	4,000,000	4,000,000
	RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,013(f)
	0.090%	5,000,000	5,000,000
	Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $2,105,873(f)
	0.110%	2,105,867	2,105,867
Total			21,105,867
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $44,595,793)			$44,595,793
Total Investments
	(Cost: $2,416,151,644)(g)		$3,167,521,625(h)
	Other Assets & Liabilities, Net		(28,223,582)
	Net Assets		$3,139,298,043

Notes to Portfolio of Investments
(a)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $348,510,225 or 11.10% of net assets.
(b)	Non-income producing.
(c)	At November 30, 2011, security was partially or fully on loan.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$702,030,873	$(589,253,670)	$—	$112,777,203	$77,270	$112,777,203

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$804,594
Ginnie Mae I Pool	782,544
Ginnie Mae II Pool	1,648,311
Government National Mortgage Association	1,864,551
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$483,351
Fannie Mae REMICS	701,130
Fannie Mae Whole Loan	2,566
Fannie Mae-Aces	4,733
Freddie Mac Gold Pool	910,021
Freddie Mac Non Gold Pool	177,132
Freddie Mac Reference REMIC	21,445
Freddie Mac REMICS	659,341
Ginnie Mae I Pool	579,404
Ginnie Mae II Pool	230,676
Government National Mortgage Association	164,470
United States Treasury Note/Bond	145,731
Total Market Value of Collateral Securities	$4,080,000

RBS Securities, Inc. (0.090%)

Security Description	Value
United States Treasury Note/Bond	$5,100,013
Total Market Value of Collateral Securities	5,100,013

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$264,341
United States Treasury Note/Bond	1,622,498
United States Treasury Strip Principal	261,145
Total Market Value of Collateral Securities	$2,147,984

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $2,416,152,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$804,405,000
Unrealized Depreciation	(53,035,000)
Net Unrealized Appreciation	$751,370,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$986,937,342	$136,300,763	$—	$1,123,238,105
Consumer Staples	121,155,083	—	—	121,155,083
Energy	256,908,208	—	—	256,908,208
Financials	55,536,088	—	—	55,536,088
Health Care	117,377,864	—	—	117,377,864
Industrials	341,360,078	—	—	341,360,078
Information Technology	676,301,620	—	—	676,301,620
Materials	299,044,306	—	—	299,044,306
Preferred Stocks
Financials	19,227,277	—	—	19,227,277
Total Equity Securities	2,873,847,866	136,300,763	—	3,010,148,629

Other
Money Market Funds	112,777,203	—	—	112,777,203
Investments of Cash Collateral Received for Securities on Loan	—	44,595,793	—	44,595,793
Total Other	112,777,203	44,595,793	—	157,372,996
Total	$2,986,625,069	$180,896,556	$—	$3,167,521,625

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$43,751,126	$43,751,126	$—

Portfolio of Investments

Columbia Marsico International Opportunities Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
ARGENTINA 2.9%
Arcos Dorados Holdings, Inc., Class A(a)	309,682	$6,788,229
MercadoLibre, Inc.(a)	138,034	12,104,202
Total		18,892,431
BELGIUM 2.7%
Anheuser-Busch InBev NV(a)	287,260	17,177,211
BRAZIL 3.7%
BR Malls Participacoes SA(a)	847,000	8,576,089
OGX Petroleo e Gas Participacoes SA(a)(b)	2,004,400	15,473,456
Total		24,049,545
CANADA 6.1%
Canadian National Railway Co.(a)	218,890	16,977,108
IMAX Corp.(a)(b)(c)	215,426	4,181,419
Pacific Rubiales Energy Corp.(a)	314,513	6,725,358
Potash Corp. of Saskatchewan, Inc.(a)	269,229	11,668,385
Total		39,552,270
CHINA 4.8%
Baidu, Inc., ADR(a)(b)	120,541	15,789,665
Belle International Holdings Ltd.(a)	4,559,000	8,698,652
CNOOC Ltd.(a)	3,560,300	6,916,236
Total		31,404,553
DENMARK 3.3%
Novo Nordisk A/S, Class B(a)	122,779	13,932,872
Novozymes A/S(a)(b)	227,275	7,281,441
Total		21,214,313
FRANCE 3.6%
Pernod-Ricard SA(a)	70,009	6,604,531
Publicis Groupe SA(a)(c)	138,757	6,628,185
Schneider Electric SA(a)	173,219	9,849,910
Total		23,082,626
GERMANY 5.5%
Adidas AG(a)	142,157	10,025,025
Bayerische Motoren Werke AG(a)	167,217	12,676,225
Infineon Technologies AG(a)	785,762	6,532,114
Siemens AG, Registered Shares(a)	63,439	6,419,972
Total		35,653,336

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 5.7%
China Unicom Hong Kong Ltd.(a)(c)	7,744,000	$16,812,673
Hang Lung Properties Ltd.(a)	2,896,000	8,785,914
Li & Fung Ltd.(a)	5,542,000	11,514,634
Total		37,113,221
INDIA 1.0%
ICICI Bank Ltd., ADR(a)(c)	229,207	6,672,216
IRELAND 6.2%
Accenture PLC, Class A(a)	232,771	13,484,424
Experian PLC(a)	913,768	12,151,607
Shire PLC(a)	425,426	14,306,227
Total		39,942,258
ISRAEL 0.8%
Check Point Software Technologies Ltd.(a)(b)	91,171	5,045,403
ITALY 0.5%
Prada SpA(a)(b)(c)	654,300	3,248,727
JAPAN 9.4%
Canon, Inc.(a)	214,300	9,613,973
Fanuc Corp.(a)	85,900	14,113,242
Honda Motor Co., Ltd.(a)	281,800	8,942,743
Hoya Corp.(a)	295,700	6,298,242
Marubeni Corp.(a)	1,032,000	6,375,414
Rakuten, Inc.(a)	1,482	1,590,058
Sumitomo Realty & Development Co., Ltd.(a)	360,000	7,140,740
Yamada Denki Co., Ltd.(a)	91,690	6,632,222
Total		60,706,634
MEXICO 1.1%
Wal-Mart de Mexico SAB de CV, Class V(a)	2,686,400	7,230,323
NETHERLANDS 5.5%
ASML Holding NV(a)	475,358	18,766,848
Sensata Technologies Holding NV(a)(b)	433,023	13,531,968
Yandex NV, Class A(a)(b)(c)	167,856	3,689,475
Total		35,988,291
SINGAPORE 0.4%
Genting Singapore PLC(a)(b)(c)	2,377,000	2,889,409

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA 1.0%
Samsung Electronics Co., Ltd.(a)	7,433	$6,764,920
SPAIN 1.7%
Inditex SA(a)	132,763	11,289,250
SWEDEN 3.7%
Hennes & Mauritz AB, Class B(a)	219,554	6,975,240
Millicom International Cellular SA, SDR(a)	158,989	17,275,665
Total		24,250,905
SWITZERLAND 11.0%
Julius Baer Group Ltd.(a)(b)	437,897	15,680,547
Nestlé SA, Registered Shares(a)	189,640	10,643,125
Roche Holding AG, Genusschein Shares(a)	109,080	17,351,823
Swatch Group AG (The)(a)	35,341	13,784,073
Xstrata PLC(a)	878,495	14,103,050
Total		71,562,618
TAIWAN 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	1,509,698	19,505,298
UNITED KINGDOM 10.2%
ARM Holdings PLC(a)	1,040,452	9,776,903
British Sky Broadcasting Group PLC(a)	1,384,143	16,666,670
Reed Elsevier PLC(a)	768,157	6,388,282
Rolls-Royce Holdings PLC(a)(b)	592,229	6,807,376
Rolls-Royce Holdings PLC, Class C(a)(b)(d)(e)	77,203,134	121,124
Standard Chartered PLC(a)	736,643	16,037,319
Tullow Oil PLC(a)	469,607	10,266,514
Total		66,064,188
UNITED STATES 2.8%
Citigroup, Inc.	304,474	8,366,945

Issuer		Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Wynn Resorts Ltd.		80,885	$9,751,496
Total			18,118,441
Total Common Stocks (Cost: $557,598,203)			$627,418,387

		Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.155%(f)(g)		11,513,162	$11,513,162
Total Money Market Funds (Cost: $11,513,162)			$11,513,162

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.5%
Certificates of Deposit 0.2%
Nordea Bank AB
12/09/11	0.310%	1,000,000	$1,000,000
Repurchase Agreements 2.3%
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,013(h)
	0.090%	5,000,000	5,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $5,000,025(h)
	0.180%	5,000,000	5,000,000
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $4,976,697(h)
	0.110%	4,976,682	4,976,682
Total			14,976,682
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $15,976,682)			$15,976,682

Total Investments
(Cost: $585,088,047)(i)			$654,908,231(j)
Other Assets & Liabilities, Net			(5,535,284)
Net Assets			$649,372,947

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	Dec. 01, 2011	884,444	853,166	$—	$(13,978)
		(CAD)	(USD)
UBS Securities	Dec. 01, 2011	1,070,096	822,771	—	(12,165)
		(SGD)	(USD)
J.P. Morgan Securities, Inc.	Dec. 02, 2011	1,073,662	581,143	—	(12,581)
		(BRL)	(USD)
Morgan Stanley	Dec. 02, 2011	833,628	905,330	—	(7,135)
		(CHF)	(USD)
Morgan Stanley	Dec. 02, 2011	2,138,803	383,174	—	(3,306)
		(DKK)	(USD)
Morgan Stanley	Dec. 02, 2011	1,425,570	1,899,273	—	(16,265)
		(EUR)	(USD)
Morgan Stanley	Dec. 02, 2011	1,600,356	2,497,644	—	(13,156)
		(GBP)	(USD)
Morgan Stanley	Dec. 02, 2011	125,077,582	1,606,030	—	(6,626)
		(JPY)	(USD)
Morgan Stanley	Dec. 02, 2011	2,716,617	194,872	—	(4,355)
		(MXN)	(USD)
State Street Bank	Dec. 02, 2011	2,181,187	1,682,741	—	(19,118)
		(SGD)	(USD)
J.P. Morgan Securities, Inc.	Dec. 05, 2011	2,029,278	157,344,133	—	(602)
		(USD)	(JPY)
Total				$—	$(109,287)

Notes to Portfolio of Investments
(a)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $609,299,946 or 93.83% of net assets.
(b)	Non-income producing.
(c)	At November 30, 2011, security was partially or fully on loan.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $121,124, which represents 0.02% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011, was $121,124, representing 0.02% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Date	Cost
Rolls-Royce Holdings PLC, Class C	03-18-10 – 08-08-11	$93,162

(f)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(g)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$213,834,608	$(202,321,446)	$—	$11,513,162	$9,617	$11,513,162

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$604,189
Fannie Mae REMICS	876,413
Fannie Mae Whole Loan	3,207
Fannie Mae-Aces	5,916
Freddie Mac Gold Pool	1,137,526
Freddie Mac Non Gold Pool	221,415
Freddie Mac Reference REMIC	26,806
Freddie Mac REMICS	824,176
Ginnie Mae I Pool	724,255
Ginnie Mae II Pool	288,345
Government National Mortgage Association	205,588
United States Treasury Note/Bond	182,164
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$624,704
United States Treasury Note/Bond	3,834,362
United States Treasury Strip Principal	617,150
Total Market Value of Collateral Securities	$5,076,216

(i)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $585,088,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$89,588,000
Unrealized Depreciation	(19,768,000)
Net Unrealized Appreciation	$69,820,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$20,721,144	$127,949,392	$—	$148,670,536
Consumer Staples	7,230,323	34,424,867	—	41,655,190
Energy	22,198,814	17,182,750	—	39,381,564
Financials	23,615,250	47,644,520	—	71,259,770
Health Care	—	45,590,923	—	45,590,923
Industrials	30,509,077	55,838,645	—	86,347,722
Information Technology	69,618,467	57,753,000	—	127,371,467
Materials	11,668,385	21,384,491	—	33,052,876
Telecommunication Services	—	34,088,339	—	34,088,339
Total Equity Securities	185,561,460	441,856,927	—	627,418,387

Other
Money Market Funds	11,513,162	—	—	11,513,162
Investments of Cash Collateral Received for Securities on Loan	—	15,976,682	—	15,976,682
Total Other	11,513,162	15,976,682	—	27,489,844

Investments in Securities	197,074,622	457,833,609	—	654,908,231
Derivatives(c)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(109,287)	—	(109,287)
Total	$197,074,622	$457,724,322	$—	$654,798,944

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Index Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%

CONSUMER DISCRETIONARY 14.0%

Auto Components 1.0%

BorgWarner, Inc.(a)	265,550	$17,505,056
Gentex Corp.	346,725	10,221,453
Total		27,726,509

Automobiles 0.1%

Thor Industries, Inc.	108,225	2,619,045

Distributors 0.4%

LKQ Corp.(a)	354,775	10,831,281

Diversified Consumer Services 0.8%

Career Education Corp.(a)	146,000	1,030,760
ITT Educational Services, Inc.(a)(b)	49,100	2,698,536
Matthews International Corp., Class A	70,875	2,350,924
Regis Corp.	139,875	2,268,772
Service Corp. International	574,225	5,885,806
Sotheby’s	163,675	5,141,032
Strayer Education, Inc.(b)	29,050	2,825,403
Total		22,201,233

Hotels, Restaurants & Leisure 1.5%

Bally Technologies, Inc.(a)	107,462	4,120,093
Bob Evans Farms, Inc.	73,500	2,460,780
Brinker International, Inc.	200,287	4,822,911
Cheesecake Factory, Inc. (The)(a)	136,550	3,872,558
International Speedway Corp., Class A	69,050	1,698,630
Life Time Fitness, Inc.(a)	102,600	4,178,898
Panera Bread Co., Class A(a)	73,725	10,570,691
Scientific Games Corp., Class A(a)	140,600	1,209,160
Wendy’s Co. (The)	729,365	3,617,650
WMS Industries, Inc.(a)	134,975	2,830,426
Total		39,381,797

Household Durables 1.4%

American Greetings Corp., Class A	98,550	1,674,364
KB Home(b)	174,900	1,285,515
MDC Holdings, Inc.	90,975	1,623,904
Mohawk Industries, Inc.(a)	138,300	7,545,648
NVR, Inc.(a)	12,012	8,046,238
Ryland Group, Inc. (The)	107,575	1,617,928
Toll Brothers, Inc.(a)	356,325	7,236,961
Tupperware Brands Corp.	138,950	8,095,227
Total		37,125,785

Leisure Equipment & Products 0.4%

Polaris Industries, Inc.	167,450	10,063,745

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Media 1.0%

AMC Networks, Inc., Class A(a)	138,875	$4,999,500
DreamWorks Animation SKG, Inc., Class A(a)	172,000	3,194,040
John Wiley & Sons, Inc., Class A	115,100	5,536,310
Lamar Advertising Co., Class A(a)	141,775	3,443,715
Meredith Corp.(b)	90,500	2,624,500
New York Times Co. (The), Class A(a)	292,875	2,132,130
Scholastic Corp.	61,000	1,651,270
Valassis Communications, Inc.(a)(b)	114,150	2,192,821
Total		25,774,286

Multiline Retail 1.1%

99 Cents Only Stores(a)	114,526	2,502,393
Dollar Tree, Inc.(a)	295,625	24,090,481
Saks, Inc.(a)(b)	387,650	3,690,428
Total		30,283,302

Specialty Retail 4.4%

Aaron’s, Inc.	190,550	5,007,654
Advance Auto Parts, Inc.	178,675	12,367,884
Aeropostale, Inc.(a)	195,637	3,034,330
American Eagle Outfitters, Inc.	472,174	6,567,940
ANN, Inc.(a)	126,525	2,968,277
Ascena Retail Group, Inc.(a)	166,425	4,580,016
Barnes & Noble, Inc.(b)	99,150	1,729,176
Chico’s FAS, Inc.	417,225	4,339,140
Collective Brands, Inc.(a)(b)	146,775	2,047,511
Dick’s Sporting Goods, Inc.(a)	233,275	9,170,040
Foot Locker, Inc.	370,575	8,741,864
Guess?, Inc.	161,875	4,551,925
Office Depot, Inc.(a)	678,425	1,526,456
PetSmart, Inc.	273,125	13,178,281
RadioShack Corp.	241,700	2,774,716
Rent-A-Center, Inc.	149,325	5,368,234
Signet Jewelers Ltd.(c)	210,400	9,316,512
Tractor Supply Co.	173,000	12,495,790
Williams-Sonoma, Inc.	253,250	9,565,253
Total		119,330,999

Textiles, Apparel & Luxury Goods 1.9%

Deckers Outdoor Corp.(a)	93,275	10,161,845
Fossil, Inc.(a)	128,450	11,507,835
Hanesbrands, Inc.(a)	235,300	5,795,439
PVH Corp.	163,675	11,111,896
Under Armour, Inc., Class A(a)	88,700	7,213,971

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Textiles, Apparel & Luxury Goods (continued)

Warnaco Group, Inc. (The)(a)	98,100	$4,972,689
Total		50,763,675
TOTAL CONSUMER DISCRETIONARY		376,101,657

CONSUMER STAPLES 4.0%

Beverages 0.6%

Hansen Natural Corp.(a)	186,775	17,220,655

Food & Staples Retailing 0.2%

Ruddick Corp.	119,025	4,743,146

Food Products 2.1%

Corn Products International, Inc.	185,950	9,667,541
Flowers Foods, Inc.	274,287	5,422,654
Green Mountain Coffee Roasters, Inc.(a)(b)	311,575	16,335,877
Lancaster Colony Corp.	48,375	3,405,600
Ralcorp Holdings, Inc.(a)	133,550	10,860,286
Smithfield Foods, Inc.(a)	399,750	9,789,878
Tootsie Roll Industries, Inc.	60,237	1,452,314
Total		56,934,150

Household Products 1.0%

Church & Dwight Co., Inc.	347,800	15,390,150
Energizer Holdings, Inc.(a)	166,575	12,040,041
Total		27,430,191

Tobacco 0.1%

Universal Corp.	56,300	2,667,494
TOTAL CONSUMER STAPLES		108,995,636

ENERGY 6.7%

Energy Equipment & Services 3.0%

Atwood Oceanics, Inc.(a)	136,900	5,612,900
CARBO Ceramics, Inc.	48,275	6,870,498
Dresser-Rand Group, Inc.(a)	182,285	9,491,580
Dril-Quip, Inc.(a)	83,450	5,935,798
Exterran Holdings, Inc.(a)	154,924	1,775,429
Helix Energy Solutions Group, Inc.(a)	256,675	4,553,415
Oceaneering International, Inc.	262,950	12,505,902
Oil States International, Inc.(a)	124,350	9,357,337
Patterson-UTI Energy, Inc.	377,125	7,927,167
Superior Energy Services, Inc.(a)	193,350	5,744,429
Tidewater, Inc.	125,700	6,335,280

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (continued)

Unit Corp.(a)	100,325	$5,078,452
Total		81,188,187

Oil, Gas & Consumable Fuels 3.7%

Arch Coal, Inc.	516,275	8,461,747
Bill Barrett Corp.(a)	115,200	4,492,800
Cimarex Energy Co.	207,300	13,905,684
Comstock Resources, Inc.(a)	115,425	1,919,518
Energen Corp.	174,600	8,855,712
Forest Oil Corp.(a)	277,125	4,445,085
HollyFrontier Corp.	508,948	11,833,041
Northern Oil and Gas, Inc.(a)	152,925	3,745,133
Patriot Coal Corp.(a)	221,275	2,303,473
Plains Exploration & Production Co.(a)	341,575	12,153,239
Quicksilver Resources, Inc.(a)(b)	290,175	2,350,418
SM Energy Co.	154,450	12,277,230
Southern Union Co.	302,275	12,459,775
Total		99,202,855
TOTAL ENERGY		180,391,042

FINANCIALS 18.7%

Capital Markets 1.9%

Affiliated Managers Group, Inc.(a)	126,100	11,925,277
Apollo Investment Corp.	475,850	3,430,878
Eaton Vance Corp.	284,300	6,831,729
Greenhill & Co., Inc.	70,525	2,719,444
Janus Capital Group, Inc.	452,980	2,989,668
Jefferies Group, Inc.(b)	357,500	4,089,800
Raymond James Financial, Inc.	248,455	7,406,444
SEI Investments Co.	362,725	6,093,780
Waddell & Reed Financial, Inc., Class A	208,500	5,667,030
Total		51,154,050

Commercial Banks 3.5%

Associated Banc-Corp.	420,112	4,369,165
BancorpSouth, Inc.(b)	175,950	1,724,310
Bank of Hawaii Corp.	114,175	4,858,146
Cathay General Bancorp	190,525	2,642,582
City National Corp.	113,450	4,812,549
Commerce Bancshares, Inc.	196,683	7,322,503
Cullen/Frost Bankers, Inc.	148,375	7,503,324
East West Bancorp, Inc.	360,825	7,061,345
FirstMerit Corp.	264,649	3,866,522
Fulton Financial Corp.	484,075	4,530,942
Hancock Holding Co.	205,200	6,265,782
International Bancshares Corp.	129,275	2,311,437

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (continued)

Prosperity Bancshares, Inc.	113,625	$4,543,864
Signature Bank(a)	111,600	6,520,788
SVB Financial Group(a)	104,750	4,927,440
Synovus Financial Corp.	1,916,300	2,855,287
TCF Financial Corp.	386,775	3,890,956
Trustmark Corp.	155,350	3,473,626
Valley National Bancorp(b)	411,878	4,860,160
Webster Financial Corp.	178,175	3,510,047
Westamerica Bancorporation	69,075	3,171,233
Total		95,022,008

Diversified Financial Services 0.4%

MSCI, Inc., Class A(a)	291,825	9,849,094

Insurance 4.0%

American Financial Group, Inc.	189,950	6,838,200
Arthur J Gallagher & Co.	272,625	8,445,923
Aspen Insurance Holdings Ltd.(c)	171,650	4,552,158
Brown & Brown, Inc.	280,475	5,850,709
Everest Re Group Ltd.(c)	131,675	11,551,848
Fidelity National Financial, Inc., Class A	541,500	8,593,605
First American Financial Corp.	255,225	2,960,610
Hanover Insurance Group, Inc. (The)	110,100	3,972,408
HCC Insurance Holdings, Inc.	266,475	7,162,848
Kemper Corp.	121,600	3,350,080
Mercury General Corp.	87,700	3,944,746
Old Republic International Corp.	618,683	5,085,574
Protective Life Corp.	205,200	4,553,388
Reinsurance Group of America, Inc.	179,525	9,245,537
StanCorp Financial Group, Inc.	107,900	3,804,554
Transatlantic Holdings, Inc.	139,260	7,609,166
WR Berkley Corp.	274,970	9,379,227
Total		106,900,581

Real Estate Investment Trusts (REITs) 7.8%

Alexandria Real Estate Equities, Inc.	150,025	9,835,639
American Campus Communities, Inc.	168,425	6,625,840
BRE Properties, Inc.	181,075	8,811,110
Camden Property Trust	172,450	9,955,538
Corporate Office Properties Trust	174,200	3,632,070
Cousins Properties, Inc.	251,323	1,495,372
Duke Realty Corp.	612,425	7,104,130
Equity One, Inc.	144,400	2,412,924
Essex Property Trust, Inc.	79,325	10,538,326
Federal Realty Investment Trust	152,125	13,452,414
Highwoods Properties, Inc.	175,375	5,057,815

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)

Home Properties, Inc.	113,900	$6,261,083
Hospitality Properties Trust	299,075	6,588,622
Liberty Property Trust	280,225	8,353,507
Macerich Co. (The)	319,615	16,012,711
Mack-Cali Realty Corp.	210,950	5,375,006
Omega Healthcare Investors, Inc.	249,750	4,478,018
Potlatch Corp.	97,381	3,131,773
Rayonier, Inc.	295,152	11,994,977
Realty Income Corp.	307,350	10,406,871
Regency Centers Corp.	217,775	8,092,519
Senior Housing Properties Trust	390,965	8,566,043
SL Green Realty Corp.	207,050	13,632,172
Taubman Centers, Inc.	140,250	8,741,783
UDR, Inc.	530,730	12,472,155
Weingarten Realty Investors	292,800	6,058,032
Total		209,086,450

Real Estate Management & Development 0.2%

Jones Lang LaSalle, Inc.	105,250	6,780,205

Thrifts & Mortgage Finance 0.9%

Astoria Financial Corp.	202,975	1,530,431
First Niagara Financial Group, Inc.	714,438	6,287,054
New York Community Bancorp, Inc.	1,059,828	12,760,329
Washington Federal, Inc.	267,152	3,475,648
Total		24,053,462
TOTAL FINANCIALS		502,845,850

HEALTH CARE 10.0%

Biotechnology 0.7%

United Therapeutics Corp.(a)	125,725	5,143,410
Vertex Pharmaceuticals, Inc.(a)	504,125	14,614,583
Total		19,757,993

Health Care Equipment & Supplies 2.5%

Cooper Companies, Inc. (The)	115,650	7,084,719
Gen-Probe, Inc.(a)	116,725	7,352,508
Hill-Rom Holdings, Inc.	153,050	4,836,380
Hologic, Inc.(a)	635,100	11,184,111
IDEXX Laboratories, Inc.(a)	137,750	10,357,422
Masimo Corp.	145,250	3,000,865
ResMed, Inc.(a)	367,075	9,562,304
STERIS Corp.	143,550	4,316,549
Teleflex, Inc.	98,575	6,001,246
Thoratec Corp.(a)	144,775	4,404,055
Total		68,100,159

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services 3.5%

AMERIGROUP Corp.(a)	120,325	$6,878,980
Catalyst Health Solutions, Inc.(a)	120,875	6,287,917
Community Health Systems, Inc.(a)	225,800	4,486,646
Health Management Associates, Inc., Class A(a)	615,675	5,060,849
Health Net, Inc.(a)	201,000	6,259,140
Henry Schein, Inc.(a)	223,875	14,404,117
LifePoint Hospitals, Inc.(a)	116,710	4,578,533
Lincare Holdings, Inc.	214,575	5,085,428
Mednax, Inc.(a)	118,125	7,961,625
Omnicare, Inc.	280,575	9,149,551
Owens & Minor, Inc.	154,500	4,758,600
Universal Health Services, Inc., Class B	236,900	9,528,118
VCA Antech, Inc.(a)	209,750	4,123,685
WellCare Health Plans, Inc.(a)	103,550	6,052,498
Total		94,615,687

Health Care Technology 0.3%

Allscripts-Misys Healthcare Solutions, Inc.(a)	455,375	8,861,598

Life Sciences Tools & Services 1.6%

Bio-Rad Laboratories, Inc., Class A(a)	47,625	4,491,038
Charles River Laboratories International, Inc.(a)	124,425	3,527,449
Covance, Inc.(a)	147,175	6,756,804
Mettler-Toledo International, Inc.(a)	77,200	12,336,560
Pharmaceutical Product Development, Inc.	275,900	9,162,639
Techne Corp.	89,850	6,063,976
Total		42,338,466

Pharmaceuticals 1.4%

Endo Pharmaceuticals Holdings, Inc.(a)	282,450	9,668,263
Medicis Pharmaceutical Corp., Class A	153,550	5,013,408
Perrigo Co.	224,800	22,007,920
Total		36,689,591
TOTAL HEALTH CARE		270,363,494

INDUSTRIALS 15.8%

Aerospace & Defense 1.4%

Alliant Techsystems, Inc.	79,850	4,698,374
BE Aerospace, Inc.(a)	249,900	9,733,605
Esterline Technologies Corp.(a)	74,158	3,994,891
Exelis, Inc.	448,900	4,013,166

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (continued)

Huntington Ingalls Industries, Inc.(a)	118,200	$3,752,850
ITT Corp.(a)	224,500	4,528,165
Triumph Group, Inc.	104,575	6,221,167
Total		36,942,218

Air Freight & Logistics 0.1%

UTi Worldwide, Inc.(c)	248,950	3,873,662

Airlines 0.3%

Alaska Air Group, Inc.(a)	87,275	6,058,630
JetBlue Airways Corp.(a)	494,505	2,037,361
Total		8,095,991

Building Products 0.4%

Fortune Brands Home & Security, Inc.(a)	374,200	6,241,656
Lennox International, Inc.	128,750	4,265,488
Total		10,507,144

Commercial Services & Supplies 1.6%

Brink’s Co. (The)	113,375	2,791,293
Clean Harbors, Inc.(a)	114,325	6,856,070
Copart, Inc.(a)	129,315	5,810,123
Corrections Corp. of America(a)	241,100	5,063,100
Deluxe Corp.	123,650	2,826,639
Herman Miller, Inc.	140,825	3,040,412
HNI Corp.	108,475	2,842,045
Mine Safety Appliances Co.	74,525	2,624,771
Rollins, Inc.	156,590	3,476,298
Waste Connections, Inc.	273,837	8,973,638
Total		44,304,389

Construction & Engineering 1.1%

AECOM Technology Corp.(a)	289,375	6,207,094
Granite Construction, Inc.	84,300	2,099,070
KBR, Inc.	365,300	10,557,170
Shaw Group, Inc. (The)(a)	175,000	4,343,500
URS Corp.(a)	192,825	6,968,695
Total		30,175,529

Electrical Equipment 2.0%

Acuity Brands, Inc.	105,025	5,277,506
AMETEK, Inc.	391,175	16,757,937
General Cable Corp.(a)	126,350	3,348,275
Hubbell, Inc., Class B	145,275	9,503,890
Regal-Beloit Corp.	100,560	5,295,490
Thomas & Betts Corp.(a)	127,250	6,618,272

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment (continued)

Woodward, Inc.	145,075	$6,142,476
Total		52,943,846

Industrial Conglomerates 0.3%

Carlisle Companies, Inc.	149,250	6,656,550

Machinery 4.9%

AGCO Corp.(a)	233,700	10,691,775
Crane Co.	118,125	5,668,819
Donaldson Co., Inc.	182,900	12,501,215
Gardner Denver, Inc.	126,750	10,865,010
Graco, Inc.	147,437	6,338,317
Harsco Corp.	195,575	4,036,668
IDEX Corp.	201,250	7,337,575
Kennametal, Inc.	196,875	7,502,906
Lincoln Electric Holdings, Inc.	204,025	8,054,907
Nordson Corp.	144,500	6,800,170
Oshkosh Corp.(a)	220,925	4,533,381
Pentair, Inc.	239,275	9,099,628
SPX Corp.	123,825	7,850,505
Terex Corp.(a)	265,525	4,097,051
Timken Co.	204,500	8,591,045
Trinity Industries, Inc.	194,175	5,549,521
Valmont Industries, Inc.	54,475	4,640,180
Wabtec Corp.	116,875	7,976,719
Total		132,135,392

Marine 0.5%

Alexander & Baldwin, Inc.	100,975	3,825,943
Kirby Corp.(a)	134,775	8,663,337
Total		12,489,280

Professional Services 0.9%

Corporate Executive Board Co. (The)	83,700	3,280,203
FTI Consulting, Inc.(a)	100,650	4,316,879
Korn/Ferry International(a)	114,075	1,919,882
Manpower, Inc.	198,500	7,271,055
Towers Watson & Co.	127,425	8,303,013
Total		25,091,032

Road & Rail 1.5%

Con-way, Inc.	134,600	3,780,914
JB Hunt Transport Services, Inc.	224,225	10,251,567
Kansas City Southern(a)	266,025	18,097,681
Landstar System, Inc.	115,600	5,348,812
Werner Enterprises, Inc.	107,593	2,521,980
Total		40,000,954

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors 0.8%

GATX Corp.	112,925	$4,820,768
MSC Industrial Direct Co., Inc., Class A	113,150	7,867,319
United Rentals, Inc.(a)	151,725	4,269,542
Watsco, Inc.	68,600	4,356,100
Total		21,313,729
TOTAL INDUSTRIALS		424,529,716

INFORMATION TECHNOLOGY 14.8%

Communications Equipment 1.1%

ADTRAN, Inc.	156,125	5,156,809
Ciena Corp.(a)	234,775	2,843,125
Plantronics, Inc.	105,375	3,631,223
Polycom, Inc.(a)	428,525	7,242,072
Riverbed Technology, Inc.(a)	376,550	9,790,300
Total		28,663,529

Computers & Peripherals 0.5%

Diebold, Inc.	155,575	4,693,698
NCR Corp.(a)	381,075	6,665,001
QLogic Corp.(a)	251,775	3,756,483
Total		15,115,182

Electronic Equipment, Instruments & Components 2.2%

Arrow Electronics, Inc.(a)	278,450	10,180,132
Avnet, Inc.(a)	370,225	11,029,003
Ingram Micro, Inc., Class A(a)	381,425	6,869,464
Itron, Inc.(a)	98,600	3,493,398
National Instruments Corp.	224,093	5,893,646
Tech Data Corp.(a)	105,175	5,177,765
Trimble Navigation Ltd.(a)	297,500	12,816,300
Vishay Intertechnology, Inc.(a)	380,750	3,765,618
Total		59,225,326

Internet Software & Services 1.1%

AOL, Inc.(a)	235,825	3,381,731
Digital River, Inc.(a)	90,475	1,446,695
Equinix, Inc.(a)	113,975	11,399,779
Rackspace Hosting, Inc.(a)	249,600	10,827,648
ValueClick, Inc.(a)	200,675	3,102,436
Total		30,158,289

IT Services 3.0%

Acxiom Corp.(a)	197,525	2,457,211
Alliance Data Systems Corp.(a)	123,375	12,634,834
Broadridge Financial Solutions, Inc.	299,300	6,755,201
Convergys Corp.(a)	290,725	3,756,167
CoreLogic, Inc.(a)	257,775	3,423,252

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (continued)

DST Systems, Inc.	81,150	$3,857,059
Gartner, Inc.(a)	233,825	8,845,600
Global Payments, Inc.	194,675	8,610,475
Jack Henry & Associates, Inc.	209,275	6,950,023
Lender Processing Services, Inc.	204,475	3,876,846
Mantech International Corp., Class A	56,100	1,896,180
NeuStar, Inc., Class A(a)	177,750	5,997,285
VeriFone Systems, Inc.(a)	251,350	11,021,697
Total		80,081,830

Office Electronics 0.2%

Zebra Technologies Corp., Class A(a)	130,500	4,940,730

Semiconductors & Semiconductor Equipment 2.5%

Atmel Corp.(a)	1,127,925	10,004,695
Cree, Inc.(a)	280,310	6,974,113
Cypress Semiconductor Corp.(a)	376,210	7,174,325
Fairchild Semiconductor International, Inc.(a)	309,300	4,005,435
Integrated Device Technology, Inc.(a)	354,142	2,054,024
International Rectifier Corp.(a)	169,675	3,568,265
Intersil Corp., Class A	304,975	3,241,884
Lam Research Corp.(a)	299,875	12,225,904
RF Micro Devices, Inc.(a)	669,550	4,171,296
Semtech Corp.(a)	158,350	3,673,720
Silicon Laboratories, Inc.(a)	101,415	4,383,156
Skyworks Solutions, Inc.(a)	451,325	7,361,111
Total		68,837,928

Software 4.2%

ACI Worldwide, Inc.(a)	81,100	2,439,488
Advent Software, Inc.(a)	79,825	2,155,275
ANSYS, Inc.(a)	223,450	13,847,196
Cadence Design Systems, Inc.(a)	651,975	7,132,606
Concur Technologies, Inc.(a)	112,525	5,314,556
Factset Research Systems, Inc.	111,000	10,348,530
Fair Isaac Corp.	86,545	3,147,642
Informatica Corp.(a)	258,425	11,617,496
Mentor Graphics Corp.(a)	226,050	2,879,877
MICROS Systems, Inc.(a)	195,775	9,234,707
Parametric Technology Corp.(a)	284,475	5,925,614
Quest Software, Inc.(a)	141,500	2,556,905
Rovi Corp.(a)	269,600	7,481,400
Solera Holdings, Inc.	171,675	8,123,661
Synopsys, Inc.(a)	348,975	9,760,831

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

TIBCO Software, Inc.(a)	394,175	$10,800,395
Total		112,766,179
TOTAL INFORMATION TECHNOLOGY		399,788,993

MATERIALS 6.5%

Chemicals 2.7%

Albemarle Corp.	222,275	12,120,656
Ashland, Inc.	189,025	10,513,570
Cabot Corp.	158,450	5,257,371
Cytec Industries, Inc.	120,175	5,667,453
Intrepid Potash, Inc.(a)	127,500	2,952,900
Minerals Technologies, Inc.	43,775	2,538,950
NewMarket Corp.	26,450	5,234,190
Olin Corp.	194,300	3,691,700
RPM International, Inc.	317,725	7,498,310
Scotts Miracle-Gro Co., Class A(b)	108,100	4,766,129
Sensient Technologies Corp.	121,375	4,584,334
Valspar Corp.	226,475	8,352,398
Total		73,177,961

Construction Materials 0.3%

Martin Marietta Materials, Inc.(b)	110,725	8,665,339

Containers & Packaging 1.8%

AptarGroup, Inc.	161,825	8,219,092
Greif, Inc., Class A	74,525	3,474,356
Packaging Corp. of America	241,575	6,283,366
Rock-Tenn Co., Class A	172,525	10,049,581
Silgan Holdings, Inc.	120,675	4,699,084
Sonoco Products Co.	242,000	7,860,160
Temple-Inland, Inc.	263,250	8,379,247
Total		48,964,886

Metals & Mining 1.3%

Carpenter Technology Corp.	107,000	5,792,980
Commercial Metals Co.	279,925	3,913,352
Compass Minerals International, Inc.	79,750	6,112,837
Reliance Steel & Aluminum Co.	181,425	8,909,782
Steel Dynamics, Inc.	529,775	6,982,434
Worthington Industries, Inc.	133,700	2,351,783
Total		34,063,168

Paper & Forest Products 0.4%

Domtar Corp.	88,325	6,936,162

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products (continued)
Louisiana-Pacific Corp.(a)	320,175	$2,554,997
Total		9,491,159
TOTAL MATERIALS		174,362,513
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, inc.(a)	365,100	6,860,229
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	222,791	6,013,129
TOTAL TELECOMMUNICATION SERVICES		12,873,358
UTILITIES 5.7%
Electric Utilities 1.6%
Cleco Corp.	147,950	5,346,913
Great Plains Energy, Inc.	329,504	6,932,764
Hawaiian Electric Industries, Inc.	232,275	6,018,245
IDACORP, Inc.	120,475	4,938,270
NV Energy, Inc.	571,725	8,770,262
PNM Resources, Inc.	193,100	3,690,141
Westar Energy, Inc.	280,575	7,749,482
Total		43,446,077
Gas Utilities 1.8%
AGL Resources, Inc.	190,100	7,837,823
Atmos Energy Corp.	218,775	7,484,293
National Fuel Gas Co.	200,400	11,613,180
Questar Corp.	430,050	8,299,965
UGI Corp.	270,900	8,116,164
WGL Holdings, Inc.	124,275	5,327,669
Total		48,679,094
Multi-Utilities 2.0%
Alliant Energy Corp.	268,925	11,351,324
Black Hills Corp.	95,600	3,130,900
MDU Resources Group, Inc.	457,355	9,819,412
NSTAR	250,925	11,414,578
OGE Energy Corp.	237,375	12,571,380
Vectren Corp.	198,125	5,765,438
Total		54,053,032
Water Utilities 0.3%
Aqua America, Inc.	335,349	7,344,143

Common Stocks (continued)
TOTAL UTILITIES	153,522,346
Total Common Stocks (Cost: $2,245,337,102)	$2,603,774,605

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.155%(d)(e)	70,190,667	$70,190,667
Total Money Market Funds (Cost: $70,190,667)		$70,190,667

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.1%
Repurchase Agreements 1.1%
Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $10,000,042(f)
	0.150%	10,000,000	$10,000,000
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,013(f)
	0.090%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,025(f)
	0.180%	5,000,000	5,000,000
Nomura Securities dated 11/30/11, matures 12/01/11, repurchase price $5,000,024(f)
	0.170%	5,000,000	5,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $1,000,005(f)
	0.180%	1,000,000	1,000,000
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $3,146,886(f)
	0.110%	3,146,876	3,146,876
Total			29,146,876
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $29,146,876)			$29,146,876
Total Investments
(Cost: $2,344,674,645)(g)			$2,703,112,148(h)
Other Assets & Liabilities, Net			(11,323,171)
Net Assets			$2,691,788,977

Investment in Derivatives

At November 30, 2011, $7,415,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at November 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P Mid Cap 400 Index	986	$87,073,660	Dec. 01, 2011	$7,526,214	$—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At November 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $29,294,180 or 1.09% of net assets.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$255,297,755	$(185,107,088)	$—	$70,190,667	$21,778	$70,190,667

(f)                 The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$1,609,190
Ginnie Mae I Pool	1,565,088
Ginnie Mae II Pool	3,296,621
Government National Mortgage Association	3,729,101
Total Market Value of Collateral Securities	$10,200,000
Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000
Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$15,971
Fannie Mae Pool	2,062,923
Fannie Mae Whole Loan	8,597
FHLMC Structured Pass Through Securities	53,906
Freddie Mac Gold Pool	227,061
Freddie Mac Non Gold Pool	175,710
Freddie Mac REMICS	320,150
Ginnie Mae I Pool	1,523,968
Government National Mortgage Association	711,714
Total Market Value of Collateral Securities	$5,100,000
Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$122,707
Ginnie Mae II Pool	4,977,293
Total Market Value of Collateral Securities	$5,100,000
Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$120,838
Fannie Mae REMICS	175,283
Fannie Mae Whole Loan	641
Fannie Mae-Aces	1,183
Freddie Mac Gold Pool	227,505
Freddie Mac Non Gold Pool	44,283
Freddie Mac Reference REMIC	5,361
Freddie Mac REMICS	164,835
Ginnie Mae I Pool	144,851
Ginnie Mae II Pool	57,669
Government National Mortgage Association	41,118
United States Treasury Note/Bond	36,433
Total Market Value of Collateral Securities	$1,020,000
Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$395,015
United States Treasury Note/Bond	2,424,560
United States Treasury Strip Principal	390,239
Total Market Value of Collateral Securities	$3,209,814

(g)        At November 30, 2011, the cost of securities for federal income tax purposes was approximately $2,344,675,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$591,747,000
Unrealized Depreciation	(233,310,000)
Net Unrealized Appreciation	$358,437,000

(h)        Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$376,101,657	$—	$—	$376,101,657
Consumer Staples	108,995,636	—	—	108,995,636
Energy	180,391,042	—	—	180,391,042
Financials	502,845,850	—	—	502,845,850
Health Care	270,363,494	—	—	270,363,494
Industrials	424,529,716	—	—	424,529,716
Information Technology	399,788,993	—	—	399,788,993
Materials	174,362,513	—	—	174,362,513
Telecommunication Services	12,873,358	—	—	12,873,358
Utilities	153,522,346	—	—	153,522,346
Total Equity Securities	2,603,774,605	—	—	2,603,774,605

Other
Money Market Funds	70,190,667	—	—	70,190,667
Investments of Cash Collateral Received for Securities on Loan	—	29,146,876	—	29,146,876
Total Other	70,190,667	29,146,876	—	99,337,543

Investments in Securities	2,673,965,272	29,146,876	—	2,703,112,148
Derivatives(c)
Assets
Futures Contracts	7,526,214	—	—	7,526,214
Total	$2,681,491,486	$29,146,876	$—	$2,710,638,362

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.7%
BorgWarner, Inc.(a)(b)	156,700	$10,329,664
Tenneco, Inc.(a)(b)	570,200	16,512,992
Total		26,842,656
Automobiles 0.5%
Harley-Davidson, Inc.(a)	531,100	19,528,547
Distributors 0.8%
Genuine Parts Co.(a)	551,500	32,262,750
Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc.(a)	395,800	18,883,618
International Game Technology	1,595,134	27,212,986
Royal Caribbean Cruises Ltd.(a)(c)	1,019,225	28,242,725
Starwood Hotels & Resorts Worldwide, Inc.(a)	91,500	4,362,720
Total		78,702,049
Household Durables 0.7%
D.R. Horton, Inc.(a)	2,156,125	25,679,449
Internet & Catalog Retail 2.1%
Expedia, Inc.(a)	939,300	26,126,629
Liberty Interactive Corp., Class A(b)	3,524,100	57,301,866
Total		83,428,495
Leisure Equipment & Products 1.3%
Hasbro, Inc.(a)	671,950	24,062,530
Mattel, Inc.(a)	915,450	26,374,114
Total		50,436,644
Media 1.3%
CBS Corp., Class B Non Voting	582,900	15,178,716
DISH Network Corp., Class A	1,563,858	38,423,991
Total		53,602,707
Multiline Retail 1.8%
Macy’s, Inc.	2,230,000	72,095,900
Specialty Retail 1.5%
Foot Locker, Inc.(a)	1,741,400	41,079,626
Limited Brands, Inc.(a)	452,750	19,164,908
Total		60,244,534
TOTAL CONSUMER DISCRETIONARY		502,823,731

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 6.2%
Beverages 0.1%
Beam, Inc.(a)	86,350	$4,535,102
Food & Staples Retailing 0.8%
Safeway, Inc.(a)	1,632,700	32,654,000
Food Products 3.0%
Hershey Co. (The)(a)	709,600	40,929,728
JM Smucker Co. (The)	759,765	57,726,945
Ralcorp Holdings, Inc.(b)	245,800	19,988,456
Total		118,645,129
Household Products 1.6%
Clorox Co. (The)	395,950	25,720,912
Energizer Holdings, Inc.(a)(b)	541,400	39,132,392
Total		64,853,304
Tobacco 0.7%
Lorillard, Inc.	242,100	27,023,202
TOTAL CONSUMER STAPLES		247,710,737
ENERGY 9.5%
Energy Equipment & Services 3.2%
Cameron International Corp.(b)	508,750	27,467,412
Dresser-Rand Group, Inc.(a)(b)	388,850	20,247,420
McDermott International, Inc.(b)(c)	872,200	9,864,582
Rowan Companies, Inc.(b)	639,600	21,688,836
Superior Energy Services, Inc.(a)(b)	796,900	23,675,899
Weatherford International Ltd.(b)(c)	1,395,300	21,152,748
Total		124,096,897
Oil, Gas & Consumable Fuels 6.3%
Cabot Oil & Gas Corp.	288,025	25,516,135
Cimarex Energy Co.(a)	283,500	19,017,180
Noble Energy, Inc.	291,500	28,680,685
Peabody Energy Corp.	574,905	22,553,523
QEP Resources, Inc.	695,300	22,701,545
Spectra Energy Corp.(a)	2,857,700	84,073,534
Valero Energy Corp.	1,261,800	28,100,286
Whiting Petroleum Corp.(a)(b)	419,800	19,524,898
Total		250,167,786
TOTAL ENERGY		374,264,683
FINANCIALS 26.5%
Capital Markets 2.1%
Raymond James Financial, Inc.(a)	1,381,350	41,178,044

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
TD Ameritrade Holding Corp.(a)	2,687,250	$43,775,302
Total		84,953,346
Commercial Banks 7.8%
CIT Group, Inc.(b)	847,100	28,682,806
City National Corp.(a)	814,287	34,542,055
Comerica, Inc.	1,514,575	38,197,582
Cullen/Frost Bankers, Inc.(a)	879,025	44,452,294
Fifth Third Bancorp	5,147,494	62,233,202
Huntington Bancshares, Inc.	5,660,085	29,715,446
SVB Financial Group(a)(b)	770,177	36,229,126
Zions Bancorporation(a)	2,129,425	34,262,448
Total		308,314,959
Consumer Finance 1.2%
Discover Financial Services	2,013,890	47,970,860
Insurance 5.9%
Axis Capital Holdings Ltd.(c)	1,580,800	50,474,944
Hartford Financial Services Group, Inc.(a)	1,844,300	32,754,768
Principal Financial Group, Inc.(a)	1,604,300	38,711,759
Reinsurance Group of America, Inc.	1,214,875	62,566,063
XL Group PLC(c)	2,307,823	47,587,310
Total		232,094,844
Real Estate Investment Trusts (REITs) 7.9%
Alexandria Real Estate Equities, Inc.(a)	512,200	33,579,832
General Growth Properties, Inc.(a)	2,061,363	29,023,991
Host Hotels & Resorts, Inc.(a)	2,875,097	40,682,622
ProLogis, Inc.(a)	1,454,572	40,466,193
Rayonier, Inc.(a)	988,359	40,166,910
Taubman Centers, Inc.(a)	890,000	55,473,700
UDR, Inc.(a)	2,380,700	55,946,450
Weyerhaeuser Co.	1,184,611	19,889,619
Total		315,229,317
Real Estate Management & Development 0.8%
CBRE Group, Inc.(b)	1,872,411	31,475,229
Thrifts & Mortgage Finance 0.8%
People’s United Financial, Inc.(a)	2,473,550	30,795,697
TOTAL FINANCIALS		1,050,834,252
HEALTH CARE 5.8%
Health Care Equipment & Supplies 2.7%
Cooper Companies, Inc. (The)	421,375	25,813,433

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	864,925	$52,656,634
Zimmer Holdings, Inc.(a)(b)	562,450	28,431,847
Total		106,901,914
Health Care Providers & Services 1.8%
Coventry Health Care, Inc.(b)	997,200	31,850,568
Quest Diagnostics, Inc.	661,486	38,802,769
Total		70,653,337
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.(b)	558,125	20,929,687
Pharmaceuticals 0.8%
Watson Pharmaceuticals, Inc.(b)	447,200	28,898,064
TOTAL HEALTH CARE		227,383,002
INDUSTRIALS 10.7%
Aerospace & Defense 0.2%
AerCap Holdings NV(b)(c)	884,894	9,521,459
Building Products 0.5%
Owens Corning(b)	696,400	19,986,680
Construction & Engineering 0.4%
Foster Wheeler AG(a)(b)(c)	837,250	15,530,987
Electrical Equipment 1.5%
Babcock & Wilcox Co. (The)(b)	907,100	20,573,028
Cooper Industries PLC(a)(c)	692,975	38,480,902
Total		59,053,930
Machinery 4.9%
AGCO Corp.(a)(b)	764,442	34,973,222
Crane Co.(a)	869,100	41,708,109
Kennametal, Inc.(a)	749,425	28,560,587
Parker Hannifin Corp.	599,350	49,614,193
Stanley Black & Decker, Inc.	610,450	39,941,743
Total		194,797,854
Professional Services 0.8%
Manpower, Inc.(a)	837,600	30,681,288
Road & Rail 2.4%
Con-way, Inc.(a)	974,773	27,381,374
Hertz Global Holdings, Inc.(b)	2,947,450	33,335,659

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Ryder System, Inc.	630,700	$32,972,996
Total		93,690,029
TOTAL INDUSTRIALS		423,262,227
INFORMATION TECHNOLOGY 5.6%
Communications Equipment 0.1%
Tellabs, Inc.	1,408,600	5,592,142
Computers & Peripherals 1.2%
Diebold, Inc.(a)	1,558,750	47,027,488
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.(a)(b)	855,525	31,277,994
Molex, Inc.	970,050	24,193,047
Total		55,471,041
Semiconductors & Semiconductor Equipment 1.4%
Atmel Corp.(a)(b)	1,968,500	17,460,595
Avago Technologies Ltd.(a)(c)	657,100	19,660,432
Lam Research Corp.(b)	449,300	18,317,961
Total		55,438,988
Software 1.5%
Autodesk, Inc.(b)	884,950	30,150,246
Nuance Communications, Inc.(a)(b)	1,128,700	27,743,446
Total		57,893,692
TOTAL INFORMATION TECHNOLOGY		221,423,351
MATERIALS 5.9%
Chemicals 4.3%
Albemarle Corp.(a)	533,450	29,089,029
Celanese Corp., Class A	1,130,450	52,554,620
International Flavors & Fragrances, Inc.	774,200	42,008,092
PPG Industries, Inc.	524,075	45,987,581
Total		169,639,322
Containers & Packaging 1.2%
Packaging Corp. of America	1,851,300	48,152,313
Metals & Mining 0.4%
United States Steel Corp.(a)	579,275	15,814,208
TOTAL MATERIALS		233,605,843

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 13.4%
Electric Utilities 0.9%
Northeast Utilities	1,008,525	$34,905,050
Gas Utilities 0.9%
Questar Corp.(a)	1,743,400	33,647,620
Independent Power Producers & Energy Traders 0.7%
AES Corp. (The)(b)	2,422,974	29,269,526
Multi-Utilities 10.9%
CMS Energy Corp.(a)	3,093,000	64,705,560
PG&E Corp.	1,146,475	44,529,089
Public Service Enterprise Group, Inc.	1,245,525	41,027,594
SCANA Corp.(a)	1,108,100	48,335,322
Sempra Energy	1,559,525	82,951,135
Wisconsin Energy Corp.(a)	2,355,250	78,147,195
Xcel Energy, Inc.(a)	2,781,250	73,119,062
Total		432,814,957
TOTAL UTILITIES		530,637,153
Total Common Stocks (Cost: $3,340,134,003)		$3,811,944,979

	Shares	Value

Exchange-Traded Funds 0.5%
iShares Russell Midcap Value Index Fund(a)	444,700	19,193,251
Total Exchange-Traded Funds (Cost: $20,621,940)		$19,193,251

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.155%(d)(e)	127,258,087	$127,258,087
Total Money Market Funds (Cost: $127,258,087)		$127,258,087

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.3%
Asset-Backed Commercial Paper 4.2%
Alpine Securitization
12/13/11	0.190%	9,999,261	$9,999,261

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
12/14/11	0.210%	$4,998,979	$4,998,979
12/21/11	0.210%	9,998,075	9,998,075
Amsterdam Funding Corp.
01/04/12	0.320%	4,998,445	4,998,445
Aspen Funding Corp.
12/05/11	0.310%	4,998,622	4,998,622
Atlantis One
12/21/11	0.350%	1,998,250	1,998,250
Cancara Asset Securitisation LLC
12/05/11	0.270%	3,999,040	3,999,040
12/19/11	0.270%	19,995,800	19,995,800
01/03/12	0.320%	4,998,445	4,998,445
Gemini Securitization Corporation (FKA Twin Towers)
12/12/11	0.330%	4,998,533	4,998,533
Grampian Funding LLC
12/19/11	0.270%	9,997,900	9,997,900
12/21/11	0.280%	9,998,289	9,998,289
KELLS FUNDING, LLC
12/01/11	0.150%	9,999,917	9,999,917
12/13/11	0.320%	2,999,120	2,999,120
12/14/11	0.320%	14,996,533	14,996,533
01/03/12	0.380%	2,998,923	2,998,923
Liberty Street Fund Corporation
12/01/11	0.080%	9,999,978	9,999,978
Regency Markets No. 1 LLC
12/20/11	0.250%	4,998,993	4,998,993
01/17/12	0.360%	1,606,521	1,606,521
Rhein-Main Securitisation Ltd.
12/07/11	0.570%	9,998,575	9,998,575
Rheingold Securitization
12/12/11	0.600%	6,996,150	6,996,150
Royal Park Investments Funding Corp.
12/05/11	0.781%	9,993,283	9,993,283
Total			165,567,632

Certificates of Deposit 7.2%
ABM AMRO Bank N.V.
12/12/11	0.420%	9,996,268	9,996,268
Bank of Nova Scotia
05/03/12	0.375%	14,000,000	14,000,000
Clydesdale Bank PLC
12/07/11	0.300%	9,999,417	9,999,417
Commerzbank AG
12/07/11	0.300%	24,998,542	24,998,542
Credit Suisse
02/24/12	0.500%	10,000,000	10,000,000
Deutsche Bank AG
12/08/11	0.360%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Development Bank of Singapore Ltd.
12/08/11	0.290%	$20,000,000	$20,000,000
01/03/12	0.295%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
12/09/11	0.380%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.410%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.398%	15,000,000	15,000,000
Nordea Bank AB
01/13/12	0.350%	13,000,000	13,000,000
Rabobank
01/20/12	0.297%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	5,000,000	5,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	14,979,175	14,979,175
State Development Bank of NorthRhine-Westphalia
12/01/11	0.280%	30,000,000	30,000,000
Svenska Handelsbanken
02/28/12	0.490%	15,000,000	15,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	15,000,191	15,000,191
Union Bank of Switzerland
12/09/11	0.298%	13,000,000	13,000,000
01/13/12	0.440%	10,000,000	10,000,000
03/02/12	0.530%	8,000,000	8,000,000
United Overseas Bank Ltd.
12/12/11	0.280%	5,000,000	5,000,000
Westpac Banking Corp.
05/11/12	0.418%	5,000,000	5,000,000
Total			285,973,593

Commercial Paper 3.4%
Atlantis One
12/14/11	0.220%	24,995,417	24,995,417
ERSTE ABWICKLUNGSANSTALT
12/12/11	0.330%	4,998,075	4,998,075
Foreningsparbanken (Swedbank)
12/02/11	0.300%	8,277,930	8,277,930
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Macquarie Bank Ltd.
12/29/11	0.471%	4,993,929	4,993,929

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Nordea Bank AB
01/17/12	0.360%	$9,991,900	$9,991,900
Skandinaviska Enskilda Banken AB
12/02/11	0.240%	19,996,000	19,996,000
Suncorp Metway Ltd.
02/01/12	0.500%	4,995,486	4,995,486
02/02/12	0.500%	9,990,972	9,990,972
12/07/11	0.350%	9,993,972	9,993,972
12/08/11	0.390%	9,993,717	9,993,717
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Westpac Securities NZ Ltd.
04/20/12	0.531%	11,967,670	11,967,670
Total			133,163,986

Other Short-Term Obligations 0.5%
The Goldman Sachs Group, Inc.
01/17/12	1.154%	5,154,918	5,154,918
02/16/12	0.650%	5,000,000	5,000,000
12/14/11	0.420%	2,000,000	2,000,000
01/13/12	0.550%	10,000,000	10,000,000
Total			22,154,918

Repurchase Agreements 3.0%
Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $20,000,083(f)
	0.150%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
	Citigroup Global Markets, Inc.(f) dated 11/30/11, matures 12/01/11, repurchase price $13,500,034
	0.090%	$13,500,000	$13,500,000
	repurchase price $15,000,038
	0.090%	15,000,000	15,000,000
	Deutsche Bank AG dated 11/30/11, matures 12/07/11, repurchase price $5,000,136(f)
	0.140%	5,000,000	5,000,000
	Goldman Sachs & Co.(f) dated 11/29/11, matures 12/06/11, repurchase price $10,000,217
	0.130%	10,000,000	10,000,000
	repurchase price $25,000,542
	0.130%	25,000,000	25,000,000
	Natixis Financial Products, Inc. dated 11/30/11, matures 12/01/11, repurchase price $15,000,038(f)
	0.090%	15,000,000	15,000,000
	Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $7,000,035(f)
	0.180%	7,000,000	7,000,000
	UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $8,104,137(f)
	0.140%	8,104,106	8,104,106
Total			118,604,106

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $725,464,235)			$725,464,235

	Total Investments
	(Cost: $4,213,478,265)(g)		$4,683,860,552(h)
	Other Assets & Liabilities, Net		(724,453,860)

	Net Assets		$3,959,406,692

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $240,516,089 or 6.07% of net assets.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$911,827,525	$(784,569,438)	$—	$127,258,087	$130,848	$127,258,087

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$3,218,379
Ginnie Mae I Pool	3,130,177
Ginnie Mae II Pool	6,593,242
Government National Mortgage Association	7,458,202
Total Market Value of Collateral Securities	$20,400,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$6,052,364
Freddie Mac REMICS	$6,052,364
Total Market Value of Collateral Securities	$13,770,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$6,724,849
Freddie Mac REMICS	8,575,151
Total Market Value of Collateral Securities	$15,300,000

Deutsche Bank AG (0.140%)

Security Description	Value
Fannie Mae Pool	$3,751,673
Freddie Mac Non Gold Pool	1,348,327
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Government National Mortgage Association	$25,500,000
Total Market Value of Collateral Securities	$25,500,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Federal Home Loan Banks	$2,121,795
Federal Home Loan Mortgage Corp	60,128
Federal National Mortgage Association	2,684,986
Ginnie Mae II Pool	80,664
Residual Funding Corp Principal Strip	2,055,724
Resolution Funding Corp Interest Strip	4,449,150
United States Treasury Note/Bond	3,847,592
Total Market Value of Collateral Securities	$15,300,039

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$845,865
Fannie Mae REMICS	1,226,977
Fannie Mae Whole Loan	4,490
Fannie Mae-Aces	8,282
Freddie Mac Gold Pool	1,592,537
Freddie Mac Non Gold Pool	309,981
Freddie Mac Reference REMIC	37,530
Freddie Mac REMICS	1,153,847
Ginnie Mae I Pool	1,013,957
Ginnie Mae II Pool	403,683
Government National Mortgage Association	287,823
United States Treasury Note/Bond	255,029
Total Market Value of Collateral Securities	$7,140,001

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$173,311
Ginnie Mae II Pool	8,092,877
Total Market Value of Collateral Securities	$8,266,188

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $4,213,478,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$676,974,000
Unrealized Depreciation	(206,591,000)
Net Unrealized Appreciation	$470,383,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$502,823,731	$—	$—	$502,823,731
Consumer Staples	247,710,737	—	—	247,710,737
Energy	374,264,683	—	—	374,264,683
Financials	1,050,834,252	—	—	1,050,834,252
Health Care	227,383,002	—	—	227,383,002
Industrials	423,262,227	—	—	423,262,227
Information Technology	221,423,351	—	—	221,423,351
Materials	233,605,843	—	—	233,605,843
Utilities	530,637,153	—	—	530,637,153
Total Equity Securities	3,811,944,979	—	—	3,811,944,979

Other
Exchange-Traded Funds	19,193,251	—	—	19,193,251
Money Market Funds	127,258,087	—	—	127,258,087
Investments of Cash Collateral Received for Securities on Loan	—	725,464,235	—	725,464,235
Total Other	146,451,338	725,464,235	—	871,915,573
Total	$3,958,396,317	$725,464,235	$—	$4,683,860,552

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor International Equity Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.7%
ARGENTINA 0.6%
Arcos Dorados Holdings, Inc., Class A	161,880	$3,548,410
MercadoLibre, Inc.	72,050	6,318,064
Total		9,866,474
AUSTRALIA 3.2%
Australia & New Zealand Banking Group Ltd.(a)	293,256	6,230,600
BHP Billiton Ltd.	296,030	11,091,263
BHP Billiton Ltd., ADR	14,195	1,067,038
Challenger Ltd.(a)	958,822	4,280,852
Commonwealth Bank of Australia(a)	75,483	3,779,751
Iluka Resources Ltd.	216,719	3,497,179
Monadelphous Group Ltd.	126,493	2,684,865
National Australia Bank Ltd.	210,146	5,261,967
Newcrest Mining Ltd.	22,919	836,112
QBE Insurance Group Ltd.(a)	210,957	3,021,665
Rio Tinto Ltd.	15,771	1,073,924
Telstra Corp., Ltd.	1,982,501	6,513,856
Westpac Banking Corp.(a)	275,134	6,010,856
Total		55,349,928
BELGIUM 1.7%
Anheuser-Busch InBev NV	501,642	29,996,555
BRAZIL 1.8%
Amil Participacoes SA	57,400	533,260
Banco Bradesco SA, ADR	128,437	2,119,211
BM&FBovespa SA	51,200	279,733
BR Malls Participacoes SA	508,600	5,149,703
Cia de Bebidas das Americas, ADR	56,239	1,933,497
Cia Hering	37,600	796,350
Cielo SA	25,200	670,987
Itaú Unibanco Holding SA, ADR	156,406	2,784,027
JSL SA	8,300	39,472
Localiza Rent a Car SA	65,500	992,452
Mills Estruturas e Servicos de Engenharia SA	61,500	544,142
Multiplus SA	43,500	762,546
Odontoprev SA	47,600	660,691
OGX Petroleo e Gas Participacoes SA(b)	1,160,200	8,956,448
Raia Drogasil SA	116,600	812,431
Telefonica Brasil SA, ADR(a)	29,807	803,895
Vale SA	153,900	3,544,632
Total		31,383,477

Issuer	Shares	Value

Common Stocks (continued)
CANADA 1.2%
Canadian National Railway Co.	115,338	$8,945,615
IMAX Corp.(a)(b)	110,367	2,142,224
Pacific Rubiales Energy Corp.	195,777	4,186,378
Potash Corp. of Saskatchewan, Inc.	141,862	6,148,299
Total		21,422,516
CHILE 0.1%
Banco Santander Chile, ADR(a)	11,852	790,647
SACI Falabella	61,607	523,549
Total		1,314,196
CHINA 5.4%
AAC Technologies Holdings, Inc.	189,046	455,378
AutoNavi Holdings Ltd., ADR(a)(b)	26,392	286,353
Baidu, Inc., ADR(b)	84,943	11,126,684
Bank of China Ltd., Class H	7,826,000	2,551,641
Belle International Holdings Ltd.	5,061,000	9,656,477
China Coal Energy Co., Ltd., Class H	892,000	1,063,091
China Communications Construction Co., Ltd., Class H	4,858,000	3,739,468
China Construction Bank Corp., Class H	1,824,000	1,292,239
China High Precision Automation Group Ltd.(a)	593,000	135,946
China Merchants Holdings International Co., Ltd.	282,000	829,984
China Milk Products Group Ltd.(b)(c)	7,426,000	231,764
China Mobile Ltd., ADR(a)	107,892	5,358,996
China Shenhua Energy Co., Ltd., Class H	897,500	3,955,513
China Vanke Co., Ltd., Class B	3,132,770	3,048,352
China Unicom Hong Kong Ltd.(a)	4,492,000	9,752,393
CNOOC Ltd.(a)	5,232,089	10,163,852
ENN Energy Holdings Ltd.	1,526,000	5,507,908
Focus Media Holding Ltd., ADR(a)(b)	19,581	362,640
Golden Eagle Retail Group Ltd.(a)	167,000	387,408
Industrial & Commercial Bank of China, Class H(a)	13,396,000	7,810,688
Kingdee International Software Group Co., Ltd.(a)	3,884,000	1,321,240
Lenovo Group Ltd.	538,000	384,954
NetQin Mobile, Inc., ADR	24,900	145,914
New Oriental Education & Technology Group, ADR(b)	57,833	1,459,705
PetroChina Co., Ltd., Class H	1,898,000	2,475,025
Qihoo 360 Technology Co., Ltd., ADR	8,278	135,925
Sany Heavy Equipment International Holdings Co., Ltd.(a)	529,000	502,322

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
SINA Corp.(b)	13,575	$897,036
Spreadtrum Communications, Inc., ADR(a)	238,345	5,899,039
Yanzhou Coal Mining Co., Ltd., Class H(a)	1,056,600	2,552,475
Total		93,490,410
DENMARK 1.3%
Novo Nordisk A/S, Class B	160,695	18,235,552
Novozymes A/S, Class B(b)	116,435	3,730,347
Total		21,965,899
FINLAND 1.2%
Fortum OYJ	460,590	10,595,994
KONE OYJ, Class B	179,390	10,103,778
Nokian Renkaat OYJ	12,550	415,709
Total		21,115,481
FRANCE 4.1%
Air Liquide SA	100,347	12,696,921
Edenred	489,506	13,031,000
Pernod-Ricard SA(a)	36,889	3,480,046
Publicis Groupe SA(a)	351,889	16,809,136
Safran SA	222,528	6,602,984
Schneider Electric SA	334,235	19,005,910
Total		71,625,997
GERMANY 7.8%
Adidas AG	74,203	5,232,855
Allianz SE, Registered Shares	122,264	12,706,171
BASF SE	217,030	15,854,777
Bayerische Motoren Werke AG	247,164	18,736,769
Brenntag AG	73,474	7,055,198
Fresenius Medical Care AG & Co. KGaA	395,038	27,082,025
Infineon Technologies AG	414,035	3,441,913
Kabel Deutschland Holding AG(b)	231,199	12,851,917
Linde AG	60,704	9,355,149
SAP AG	315,455	18,889,235
Siemens AG, Registered Shares	33,427	3,382,784
Total		134,588,793
HONG KONG 2.4%
Cheung Kong Holdings Ltd.	371,000	4,245,600
First Pacific Co., Ltd.	5,033,969	5,632,548
Guangdong Investment Ltd.(a)	8,538,000	5,405,437
Hang Lung Properties Ltd.	1,526,000	4,629,594

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Hongkong Land Holdings Ltd.	355,000	$1,651,866
Jardine Matheson Holdings Ltd.	98,400	4,976,783
Li & Fung Ltd.(a)	2,892,000	6,008,719
Swire Pacific Ltd., Class A	356,300	4,344,853
Television Broadcasts Ltd.(a)	240,229	1,487,525
Trinity Ltd.	4,584,000	3,354,036
Total		41,736,961
INDIA 1.1%
Asian Paints Ltd.	10,129	562,287
Bank of Baroda	160,467	2,184,220
Bharti Airtel Ltd.	62,846	472,342
HDFC Bank Ltd., ADR	51,855	1,434,309
ICICI Bank Ltd., ADR(a)	146,611	4,267,846
ITC Ltd.	201,965	786,532
Jindal Steel & Power Ltd.	34,941	345,397
Oil & Natural Gas Corp., Ltd.	774,623	4,003,929
Punjab National Bank	44,077	757,581
Sobha Developers Ltd.	92,147	427,341
Titan Industries Ltd.	508,107	1,757,671
Union Bank of India	352,982	1,450,113
Total		18,449,568
INDONESIA 1.3%
PT Ace Hardware Indonesia Tbk	2,473,500	1,048,648
PT Astra International Tbk	80,500	646,594
PT Bank Mandiri Tbk	1,901,000	1,384,611
PT Bank Rakyat Indonesia Persero Tbk	7,391,000	5,473,444
PT Bank Tabungan Pensiunan Nasional Tbk(b)	1,098,000	419,529
PT Gudang Garam Tbk	347,500	2,542,207
PT Indocement Tunggal Prakarsa Tbk	1,512,000	2,568,881
PT Kalbe Farma Tbk	4,999,000	1,978,074
PT Media Nusantara Citra Tbk	3,215,500	398,851
PT Nippon Indosari Corpindo Tbk	1,282,000	488,722
PT Perusahaan Gas Negara Tbk	13,231,500	4,595,707
PT Sumber Alfaria Trijaya Tbk	1,728,500	808,882
Total		22,354,150
IRELAND 1.9%
Accenture PLC, Class A	121,317	7,027,894
Experian PLC	477,067	6,344,204

Issuer	Shares	Value

Common Stocks (continued)
IRELAND (CONTINUED)
Shire PLC	596,306	$20,052,580
Total		33,424,678
ISRAEL 0.2%
Check Point Software Technologies Ltd.(b)	46,838	2,592,015
ITALY 0.1%
Prada SpA(a)(b)	345,000	1,712,992
JAPAN 10.3%
Advance Residence Investment Corp.(a)	1,695	3,162,460
Aeon Co., Ltd.(a)	325,400	4,446,444
Aeon Delight Co., Ltd.(a)	223,300	4,736,518
Aisin Seiki Co., Ltd.	126,600	3,825,427
Arnest One Corp.	385,800	3,939,033
Asahi Glass Co., Ltd.	512,000	4,382,909
Autobacs Seven Co., Ltd.(a)	95,200	4,406,292
Canon, Inc.	287,300	12,888,915
Daiichikosho Co., Ltd.	156,100	2,896,328
Exedy Corp.	96,800	2,902,243
FANUC Corp.	75,300	12,371,678
Fuji Heavy Industries Ltd.	689,000	3,982,272
Fuji Machine Manufacturing Co., Ltd.(a)	186,000	3,435,002
Fuyo General Lease Co., Ltd.	123,700	4,245,745
Hamamatsu Photonics KK(a)	76,700	2,825,621
Hitachi Ltd.	1,372,907	7,618,138
Honda Motor Co., Ltd.	219,600	6,968,866
Hoya Corp.(a)	155,800	3,318,451
ITOCHU Corp.	700,000	7,113,674
Japan Tobacco, Inc.	470	2,255,420
JX Holdings, Inc.	965,500	6,140,214
Kansai Paint Co., Ltd.(a)	424,000	4,036,475
Kinki Sharyo Co. Ltd.	92,000	285,407
Mandom Corp.	127,300	3,250,376
Marubeni Corp.	544,000	3,360,683
Miraca Holdings, Inc.	46,500	1,785,633
Mitsubishi UFJ Financial Group, Inc.	1,749,000	7,660,651
Mitsui & Co., Ltd.	313,400	4,944,790
Nitto Denko Corp.	61,000	2,535,578
NTT DoCoMo, Inc.	4,430	7,830,228
ORIX Corp.	51,660	4,358,807
Rakuten, Inc.	782	839,019
Santen Pharmaceutical Co., Ltd.	61,400	2,316,159
Shinko Plantech Co., Ltd.	511,700	4,571,573

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Sintokogio Ltd.	246,100	$2,287,638
SoftBank Corp.	74,800	2,526,328
Sumitomo Mitsui Financial Group, Inc.	201,200	5,596,314
Sumitomo Realty & Development Co., Ltd.(a)	189,000	3,748,888
Sysmex Corp.(a)	79,900	2,750,440
Toyota Motor Corp.	91,600	3,016,436
Yamada Denki Co., Ltd.	48,310	3,494,412
Total		179,057,485
MALAYSIA 0.6%
AMMB Holdings Bhd	952,300	1,811,327
CIMB Group Holdings Bhd	298,400	683,142
Genting Bhd	1,053,400	3,712,487
Hartalega Holdings Bhd	1,046,700	1,875,116
Petronas Chemicals Group Bhd	395,000	761,106
RHB Capital Bhd	212,900	496,143
Total		9,339,321
MALTA –%
BGP Holdings PLC(b)(c)	2,232,232	3
MEXICO 0.4%
Alfa SAB de CV, Class A	48,900	573,678
Fomento Economico Mexicano SAB de CV, ADR	12,766	870,769
Grupo Mexico SAB de CV, Series B	413,736	1,108,393
Mexichem SA de CV	303,000	1,059,942
Wal-Mart de Mexico SAB de CV, Series V	1,415,500	3,809,754
Total		7,422,536
NETHERLANDS 5.4%
ASML Holding NV	585,496	23,115,030
European Aeronautic Defence and Space Co. NV	371,818	11,155,214
ING Groep NV-CVA(b)	2,168,009	16,908,681
Royal Dutch Shell PLC, Class B	915,702	32,996,939
Sensata Technologies Holding NV(b)	228,327	7,135,219
Yandex NV, Class A(a)(b)	87,626	1,926,019
Total		93,237,102
NORWAY 0.5%
DNB ASA(a)	811,131	8,294,969

Issuer	Shares	Value

Common Stocks (continued)
PANAMA –%
Copa Holdings SA, Class A	8,613	$556,055
PHILIPPINES 0.8%
Aboitiz Power Corp.	8,054,000	5,427,603
Metropolitan Bank & Trust	948,330	1,466,508
Puregold Price Club, Inc.(b)	6,195,100	2,172,972
San Miguel Corp.	1,114,150	3,196,155
Universal Robina Corp.	1,536,300	1,776,613
Total		14,039,851
POLAND –%
Eurocash SA	65,082	461,134
PORTUGAL 0.3%
Galp Energia SGPS SA, Class B	264,471	4,423,896
RUSSIAN FEDERATION 0.4%
Gazprom OAO, ADR	60,432	698,795
Globaltrans Investment PLC, GDR(d)	53,997	818,785
Lukoil OAO, ADR	30,429	1,718,326
Magnit OJSC, GDR(b)(d)	32,761	728,522
NovaTek OAO, GDR(d)	10,965	1,679,914
Novolipetsk Steel OJSC, GDR(d)	20,000	485,716
Pharmstandard OJSC, GDR(a)(b)(d)	24,929	405,566
Rosneft Oil Co., GDR	108,399	793,323
Total		7,328,947
SINGAPORE 0.3%
CDL Hospitality Trusts	1,326,000	1,555,946
Fraser and Neave Ltd.	267,000	1,356,826
Genting Singapore PLC(a)(b)	1,249,000	1,518,247
Total		4,431,019
SOUTH AFRICA 0.4%
AVI Ltd.	205,646	949,547
Barloworld Ltd.	98,258	879,326
Clicks Group Ltd.	195,001	1,074,697
Gold Fields Ltd., ADR	50,487	855,250
Life Healthcare Group Holdings Ltd.(a)	235,649	621,254
Mr. Price Group Ltd.	78,920	781,033
MTN Group Ltd.	97,201	1,750,996
Sasol Ltd.	13,849	664,388
Total		7,576,491

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA 3.5%
Capro Corp.	101,490	$2,149,343
Cheil Industries, Inc.	8,149	733,402
Dongbu Insurance Co., Ltd.	99,050	4,564,799
Duksan Hi-Metal Co., Ltd.(b)	81,470	2,037,928
GS Home Shopping, Inc.	41,535	3,974,192
Hankook Tire Co., Ltd.	23,940	988,757
Hynix Semiconductor, Inc.	51,560	1,085,825
Hyundai Mobis	24,708	6,851,804
Hyundai Motor Co.	10,360	2,015,187
JNK Heaters Co., Ltd.	30,456	543,892
LG Chem Ltd.	5,534	1,656,276
LG Corp.	9,650	543,144
LG Electronics, Inc.	5,150	344,917
LG Household & Health Care Ltd.	1,538	727,809
LS Corp.	14,947	1,044,863
Samsung Electronics Co., Ltd.	26,454	24,076,307
SFA Engineering Corp.	15,519	903,556
Shinhan Financial Group Co., Ltd.	83,950	3,129,910
SK C&C Co., Ltd.	3,490	428,912
SK Innovation Co., Ltd.	6,635	1,002,010
Youngone Corp.	93,970	2,442,192
Total		61,245,025
SPAIN 3.1%
Amadeus IT Holding SA, Class A(a)	736,514	12,453,424
Banco Bilbao Vizcaya Argentaria SA(a)	1,012,592	8,529,796
Inditex SA(a)	159,357	13,550,620
Repsol YPF SA	626,242	18,906,839
Total		53,440,679
SWEDEN 2.4%
Atlas Copco AB, Class A	649,965	13,946,283
Hennes & Mauritz AB, Class B(a)	112,605	3,577,465
Millicom International Cellular SA, SDR	81,453	8,850,642
Svenska Handelsbanken AB, Class A	319,023	8,422,806
Swedish Match AB	215,763	7,077,242
Total		41,874,438
SWITZERLAND 7.3%
Julius Baer Group Ltd.(b)	230,737	8,262,406
Nestlé SA, Registered Shares	689,417	38,692,003
Novartis AG, Registered Shares	450,077	24,306,070
Roche Holding AG, Genusschein Shares	56,851	9,043,532
SGS SA, Registered Shares	4,100	6,937,643

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Swatch Group AG (The)(a)	33,813	$13,188,106
Swatch Group AG (The), Registered Shares	159,370	11,255,041
Xstrata PLC	911,453	14,632,146
Total		126,316,947
TAIWAN 2.8%
Catcher Technology Co., Ltd.	108,000	527,743
Chunghwa Telecom Co., Ltd., ADR(a)	133,723	4,470,360
CTCI Corp.	3,426,000	4,404,152
Epistar Corp.	200,000	421,275
Far EasTone Telecommunications Co., Ltd.	380,000	723,944
Formosa Chemicals & Fibre Corp.	378,000	994,041
Foxconn Technology Co., Ltd.	162,950	486,009
Fubon Financial Holding Co., Ltd.	1,366,254	1,424,081
Giant Manufacturing Co., Ltd.	142,000	515,231
Gigabyte Technology Co., Ltd.	4,757,000	3,348,792
Huaku Development Co., Ltd.	1,565,737	3,237,450
MediaTek, Inc.	75,000	715,743
PChome Online, Inc.	46,000	296,924
President Chain Store Corp.	157,000	791,267
Simplo Technology Co., Ltd.	72,000	404,760
St. Shine Optical Co., Ltd.	214,000	2,440,135
Taiwan Semiconductor Manufacturing Co., Ltd.	1,102,049	2,762,848
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,488,838	19,235,787
Tong Hsing Electronic Industries Ltd.	144,000	340,879
TSRC Corp.	276,500	666,202
United Microelectronics Corp.	1,358,000	602,582
Total		48,810,205
THAILAND 1.2%
Bangkok Bank PCL, Foreign Registered Shares(a)	1,260,500	6,007,766
CP ALL PCL, Foreign Registered Shares(a)	529,700	867,094
Home Product Center PCL, Foreign Registered Shares(a)	2,284,428	761,312
Kasikornbank PCL, Foreign Registered Shares(a)	480,400	1,853,523
PTT PCL, Foreign Registered Shares	480,700	4,838,925
Siam Cement PCL, NVDR	38,700	400,808
Total Access Communication PCL, Foreign Registered Shares(a)	1,792,200	4,694,773

Issuer	Shares	Value

Common Stocks (continued)
THAILAND (CONTINUED)
Total Access Communication PCL, NVDR	282,600	$740,287
Total		20,164,488
TURKEY 0.1%
Tofas Turk Otomobil Fabrikasi AS	263,156	965,109
Turkiye Garanti Bankasi AS	348,531	1,193,959
Total		2,159,068
UNITED KINGDOM 18.5%
Aggreko PLC(b)	309,767	9,234,365
ARM Holdings PLC	1,375,045	12,921,001
BG Group PLC	1,523,469	32,676,634
British American Tobacco PLC	367,756	17,066,482
British Sky Broadcasting Group PLC	721,398	8,686,460
Burberry Group PLC	272,203	5,453,199
Diageo PLC	693,863	14,861,181
GlaxoSmithKline PLC	1,606,880	35,611,735
HSBC Holdings PLC	2,418,470	18,865,166
Legal & General Group PLC	5,748,683	9,602,983
Persimmon PLC	1,156,688	8,995,279
Prudential PLC	852,491	8,390,752
Reed Elsevier PLC	404,758	3,366,119
Rio Tinto PLC	242,045	12,742,623
Rolls-Royce Holdings PLC(b)	309,003	3,551,835
Standard Chartered PLC	1,270,849	27,667,418
Tesco PLC	1,645,779	10,507,675
Tullow Oil PLC	713,248	15,592,976
Unilever PLC	304,425	10,226,232
Vodafone Group PLC	13,567,168	36,727,813
Weir Group PLC (The)	307,047	9,980,390
Wm Morrison Supermarkets PLC	1,402,261	7,109,245
Total		319,837,563
UNITED STATES 1.0%
Citigroup, Inc.	158,856	4,365,363
Freeport-McMoRan Copper & Gold, Inc.	137,664	5,451,494
Newmont Mining Corp.	42,859	2,952,128
Wynn Resorts Ltd.	42,620	5,138,267
Total		17,907,252
Total Common Stocks (Cost: $1,587,902,011)		$1,640,314,564

Issuer	Shares	Value

Preferred Stocks 2.1%
BRAZIL 0.2%
Petroleo Brasileiro SA	266,000	$3,243,454
GERMANY 1.5%
Henkel AG & Co. KGaA(a)	152,711	9,101,465
Hugo Boss AG	76,614	6,974,644
Volkswagen AG	62,394	10,781,452
Total		26,857,561
SOUTH KOREA 0.4%
Hyundai Motor Co.	109,419	6,821,380
UNITED KINGDOM –%
Rolls-Royce Holdings PLC, Class C(b)	37,770,255	59,258
Total Preferred Stocks (Cost: $35,070,518)		$36,981,653

Exchange-Traded Funds 0.3%
iShares MSCI Emerging Markets Index Fund(a)	83,684	3,350,708
iShares MSCI Pacific ex-Japan Index Fund	35,298	1,481,104
Total Exchange-Traded Funds (Cost: $4,743,434)		$4,831,812

Rights —%
SOUTH KOREA –%
LG Electronics, Inc.	486	9,229
Total Rights (Cost: $–)		$9,229

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.155%(e)(f)	37,224,626	37,224,626
Total Money Market Funds (Cost: $37,224,626)		$37,224,626

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.5%
Asset-Backed Commercial Paper 1.1%
Alpine Securitization
12/21/11	0.210%	$4,999,037	$4,999,037
Amsterdam Funding Corp.
12/08/11	0.250%	4,998,785	4,998,785
Cancara Asset Securitisation LLC
12/05/11	0.270%	2,999,280	2,999,280
Rheingold Securitization
12/07/11	0.570%	1,999,715	1,999,715
Royal Park Investments Funding Corp.
12/05/11	0.800%	3,999,378	3,999,378
Total			18,996,195
Certificates of Deposit 1.1%
Australia and New Zealand Bank Group, Ltd.
12/21/11	0.310%	2,000,000	2,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,998,081	1,998,081
Landeskreditbank Baden-Wuerttemberg - Foerderbank
12/09/11	0.380%	1,000,000	1,000,000
Nordea Bank AB
12/09/11	0.310%	2,000,000	2,000,000
01/13/12	0.350%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	5,000,000	5,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
Total			18,991,139
Commercial Paper 0.1%
Suncorp Metway Ltd.
02/01/12	0.500%	1,998,194	1,998,194
Repurchase Agreements 3.2%
Citigroup Global Markets, Inc.(g)
dated 11/30/11, matures 12/01/11,
repurchase price $4,000,010
	0.090%	4,000,000	4,000,000
repurchase price $5,000,013
	0.090%	5,000,000	5,000,000
Mizuho Securities USA, Inc.
dated 11/30/11, matures 12/01/11,
repurchase price $5,000,025(g)
	0.180%	5,000,000	5,000,000
Natixis Financial Products, Inc.
dated 11/30/11,matures 12/01/11,
repurchase price $10,000,025(g)
	0.090%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Nomura Securities
dated 11/30/11, matures 12/01/11,
repurchase price $5,000,024(g)
	0.170%	$5,000,000	$5,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $11,000,055(g)
	0.180%	11,000,000	11,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,042(g)
	0.150%	$10,000,000	$10,000,000
UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $5,897,768(g)
	0.140%	5,897,745	5,897,745
Total			55,897,745
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $95,883,273)			$95,883,273
Total Investments
(Cost: $1,760,823,862)(h)			$1,815,245,157(i)
Other Assets & Liabilities, Net			(82,325,272)
Net Assets			$1,732,919,885

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Jan. 12, 2012	84,789,997	84,948,000	2,137,289	—
		(USD)	(AUD)
Barclays Capital	Jan. 12, 2012	30,793,578	28,214,000	126,387	—
		(USD)	(CHF)
Barclays Capital	Jan. 12, 2012	85,587,666	63,349,000	—	(429,809)
		(USD)	(EUR)
Barclays Capital	Jan. 12, 2012	179,796,092	13,829,376,000	—	(1,299,119)
		(USD)	(JPY)
Barclays Capital	Jan. 12, 2012	20,510,918	26,536,000	194,601	—
		(USD)	(SGD)

Barclays Capital	Jan. 12, 2012	77,605,002,000	67,955,343	232,873	—
		(KRW)	(USD)
Barclays Capital	Jan. 12, 2012	637,017,000	20,512,542	131,055	—
		(THB)	(USD)
Barclays Capital	Jan. 12, 2012	1,053,713,000	20,428,713	386,265	—
		(INR)	(USD)
Barclays Capital	Jan. 12, 2012	1,551,046,000	51,461,380	268,609	—
		(TWD)	(USD)
Barclays Capital	Jan. 12, 2012	20,987,000	20,463,942	—	(90,660)
		(CAD)	(USD)
Barclays Capital	Jan. 12, 2012	27,073,000	8,526,929	27,469	—
		(MYR)	(USD)
Barclays Capital	Jan. 12, 2012	595,023,000	13,682,779	90,510	—
		(PHP)	(USD)
Barclays Capital	Jan. 12, 2012	9,303,000	14,532,030	—	(57,804)
		(GBP)	(USD)
Barclays Capital	Jan. 12, 2012	9,830,948	7,308,000	—	(8,051)
		(USD)	(EUR)
Barclays Capital	Jan. 12, 2012	62,359,000	11,325,830	50,136	—
		(DKK)	(USD)
Deutsche Bank Securities Inc.	Jan. 13, 2012	197,022,002	1,155,603,000	2,662,575	—
		(USD)	(NOK)
Barclays Capital	Jan. 13, 2012	56,819,000	76,512,352	140,264
		(EUR)	(USD)
State Street Bank & Trust Company	Jan. 13, 2012	114,031,766	154,546,000	6,274,570	—
		(USD)	(NZD)
HSBC Investment Bank	Jan. 13, 2012	80,200,473	51,010,000	—	(194,324)
		(USD)	(GBP)
Morgan Stanley	Jan. 13, 2012	78,180,000	79,971,886	—	(129,753)
		(AUD)	(USD)
Barclays Capital	Jan. 13, 2012	92,344,000	123,339,264	—	(796,704)
		(EUR)	(USD)
UBS Securities LLC	Jan. 13, 2012	9,347,198,000	120,838,209	191,195	—
		(JPY)	(USD)
Total				$12,913,798	$(3,006,224)

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $231,767, representing 0.01% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
BGP Holdings PLC	02-04-09-05-14-09	$—
China Milk Products Group Ltd.	09-11-06-07-02-09	4,479,619

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $3,632,787 or 0.21% of net assets.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$1,169,399,014	$(1,132,174,388)	$—	$37,224,626	$12,901	$37,224,626

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,793,293
Freddie Mac REMICS	2,286,707
Total Market Value of Collateral Securities	$4,080,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$15,971
Fannie Mae Pool	2,062,923
Fannie Mae Whole Loan	8,597
FHLMC Structured Pass Through Securities	53,906
Freddie Mac Gold Pool	227,061
Freddie Mac Non Gold Pool	175,710
Freddie Mac REMICS	320,150
Ginnie Mae I Pool	1,523,968
Government National Mortgage Association	711,714
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$2,026,783
Fannie Mae REMICS	3,857,977
Freddie Mac REMICS	2,408,075
Freddie Mac Strips	179,251
United States Treasury Note/Bond	1,727,941
Total Market Value of Collateral Securities	$10,200,027

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$122,707
Ginnie Mae II Pool	4,977,293
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,329,216
Fannie Mae REMICS	1,928,107
Fannie Mae Whole Loan	7,056
Fannie Mae-Aces	13,014
Freddie Mac Gold Pool	2,502,558
Freddie Mac Non Gold Pool	487,112
Freddie Mac Reference REMIC	58,974
Freddie Mac REMICS	1,813,188
Ginnie Mae I Pool	1,593,361
Ginnie Mae II Pool	634,360
Government National Mortgage Association	452,294
United States Treasury Note/Bond	400,761
Total Market Value of Collateral Securities	$11,220,001

RBS Securities, Inc. (0.150%)

Security Description	Value
Fannie Mae Pool	$10,200,024
Total Market Value of Collateral Securities	$10,200,024

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$126,126
Ginnie Mae II Pool	5,889,574
Total Market Value of Collateral Securities	$6,015,700

(h)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $ 1,760,824,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$136,715,000
Unrealized Depreciation	(82,294,000)
Net Unrealized Appreciation	$54,421,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
SDR	Swedish Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                       Level 2 –Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(a)
Equity Securities
Common Stocks
Consumer Discretionary	$13,447,596	$212,422,443	$—	$225,870,039
Consumer Staples	7,426,451	164,457,478	231,764	172,115,693
Energy	14,861,151	149,200,311	—	164,061,462
Financials	21,190,839	259,738,474	3	280,929,316
Health Care	1,193,950	148,503,872	—	149,697,822
Industrials	19,549,180	185,574,296	—	205,123,476
Information Technology	56,261,717	137,776,461	135,946	194,174,124
Materials	22,187,176	103,405,954	—	125,593,130
Telecommunication Services	10,633,250	80,583,603	—	91,216,853
Utilities	—	31,532,649	—	31,532,649
Preferred Stocks
Consumer Discretionary	—	24,577,476	—	24,577,476

Consumer Staples	—	9,101,465	—	9,101,465
Energy	3,243,454	—	—	3,243,454
Industrial	—	—	59,258	59,258
Rights
Consumer Discretionary	—	9,229	—	9,229
Total Equity Securities	169,994,764	1,506,883,711	426,971	1,677,305,446

Other
Exchange-Traded Funds	4,831,812	—	—	4,831,812
Money Market Funds	37,224,626	—	—	37,224,626
Investments of Cash Collateral Received for Securities on Loan	—	95,883,273	—	95,883,273
Total Other	42,056,438	95,883,273	—	137,939,711

Investments in Securities	212,051,202	1,602,766,984	426,971	1,815,245,157
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	12,913,798	—	12,913,798
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,006,224)	—	(3,006,224)
Total	$212,051,202	$1,612,674,558	$426,971	$1,825,152,731

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

See the Portfolio of Investments for all investment classifications not indicated in the table.

(a) There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common	Preferred
	Stocks	Stocks	Total
Balance as of February 28, 2011	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	(4,247,852)	14,157	(4,233,695)

Sales	—	—	—
Purchases	4,479,619	45,101	4,524,720
Transfers into Level 3	135,946	—	135,946
Transfers out of Level 3	—	—	—
Balance as of November 30, 2011	$367,713	$59,258	$426,971

**Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(4,233,695), which is comprised of Common Stocks of $(4,247,852) and Preferred Stocks of $14,157.

Financial Assets were transferred from Level 2 to Level 3 due to a lack of current market prices. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Overseas Value Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.9%
AUSTRALIA 7.8%
AGL Energy Ltd.	11,780	$175,715
Australia & New Zealand Banking Group Ltd.	28,819	612,297
Commonwealth Bank of Australia	8,852	443,257
Iluka Resources Ltd.	8,476	136,777
Macmahon Holdings Ltd.(a)	319,912	197,095
National Australia Bank Ltd.	12,339	308,963
Telstra Corp., Ltd.	118,926	390,752
Total		2,264,856
BRAZIL 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo	5,900	163,100
Telefonica Brasil SA, ADR	4,824	130,103
Total		293,203
CANADA 2.8%
Centerra Gold, Inc.	12,000	267,778
Cott Corp.(a)	32,279	202,712
First Quantum Minerals Ltd.	7,310	147,641
Yamana Gold, Inc.	10,881	183,127
Total		801,258
CHINA 1.8%
Asian Citrus Holdings Ltd.	352,000	234,424
China Communications Construction Co., Ltd., Class H	213,000	163,958
Yanzhou Coal Mining Co., Ltd., Class H	51,400	124,169
Total		522,551
FINLAND 0.5%
Sampo OYJ, Class A	5,762	150,521
FRANCE 7.5%
Alcatel-Lucent(a)	55,579	93,017
BNP Paribas SA	8,777	349,395
Sanofi	10,245	716,597
Total SA	19,404	1,001,102
Total		2,160,111
GERMANY 6.8%
Allianz SE, Registered Shares	3,191	331,622
BASF SE	2,334	170,507
Bayerische Motoren Werke AG	2,315	175,493

Issuer	Shares	Value
Common Stocks (continued)
GERMANY (CONTINUED)
Deutsche Bank AG, Registered Shares	5,385	$210,408
E.ON AG	11,351	280,979
Freenet AG	25,413	335,645
KHD Humboldt Wedag International AG(a)	43,433	296,473
Kloeckner & Co. SE	12,143	159,939
Total		1,961,066
HONG KONG 1.6%
Cheung Kong Holdings Ltd.	22,500	257,483
Hongkong Land Holdings Ltd.	42,000	195,432
Total		452,915
IRELAND 1.6%
DCC PLC	11,003	266,392
Smurfit Kappa Group PLC(a)	31,287	189,485
Total		455,877
ISRAEL 0.5%
Teva Pharmaceutical Industries Ltd., ADR	3,654	144,735
ITALY 3.5%
Enel SpA	98,475	419,592
ENI SpA	16,268	344,528
Recordati SpA	30,941	237,712
Total		1,001,832
JAPAN 18.9%
Aeon Co., Ltd.	20,800	284,223
Aeon Delight Co., Ltd.	10,500	222,720
Arnest One Corp.	19,700	201,138
Canon, Inc.	6,600	296,091
Daiichikosho Co., Ltd.	16,900	313,568
Exedy Corp.	6,100	182,889
Fuji Heavy Industries Ltd.	39,000	225,412
Fuji Machine Manufacturing Co., Ltd.	11,900	219,766
Fuyo General Lease Co., Ltd.	8,700	298,609
Hitachi Ltd.	64,000	355,130
ITOCHU Corp.	28,400	288,612
Kansai Paint Co., Ltd.	19,000	180,880

Issuer	Shares	Value
Common Stocks (continued)
JAPAN (CONTINUED)
Kinki Sharyo Co. Ltd.	1,000	$3,102
Kobe Steel Ltd.	66,000	105,391
Mandom Corp.	7,000	178,732
Mitsubishi UFJ Financial Group, Inc.	60,100	263,239
Nissan Motor Co., Ltd.	30,700	281,928
NTT DoCoMo, Inc.	202	357,044
Santen Pharmaceutical Co., Ltd.	6,500	245,196
Shinko Plantech Co., Ltd.	27,400	244,794
SoftBank Corp.	5,900	199,269
Sumitomo Mitsui Financial Group, Inc.	17,900	497,883
Total		5,445,616
NETHERLANDS 2.3%
ING Groep NV-CVA(a)	31,907	248,848
Koninklijke Ahold NV	23,179	295,074
Wereldhave NV	1,795	124,916
Total		668,838
NORWAY 4.1%
Atea ASA	18,036	177,240
DNB ASA	18,799	192,246
Electromagnetic GeoServices AS(a)	98,595	223,690
Kongsberg Automotive Holding ASA(a)	374,891	89,085
Marine Harvest ASA	153,300	66,655
Statoil Fuel & Retail ASA(a)	33,127	258,379
Telenor ASA	10,205	174,594
Total		1,181,889
PHILIPPINES 0.5%
Energy Development Corp.	1,064,700	148,477
RUSSIAN FEDERATION 0.7%
Rosneft Oil Co., GDR	26,350	192,844
SINGAPORE 0.9%
DBS Group Holdings Ltd.	25,000	248,611
SOUTH KOREA 2.4%
Hyundai Home Shopping Network Corp.	2,606	260,653
LG Fashon Corp.	3,357	140,630
Youngone Holdings Co., Ltd.	5,180	281,276
Total		682,559

Issuer	Shares	Value
Common Stocks (continued)
SPAIN 3.8%
Banco Bilbao Vizcaya Argentaria SA	24,578	$207,038
Banco Santander SA	79,291	595,176
Telefonica SA	16,360	307,214
Total		1,109,428
SWEDEN 3.4%
MQ Holding AB	55,318	154,593
Nordea Bank AB	22,497	179,118
Saab AB, Class B	12,916	231,293
Svenska Cellulosa AB, Class B	19,342	287,809
Tele2 AB, Class B	6,993	139,471
Total		992,284
SWITZERLAND 5.9%
Baloise Holding AG	3,318	235,362
Nestlé SA, Registered Shares	3,400	190,817
Novartis AG, Registered Shares	9,528	514,552
Tyco International Ltd.	6,360	305,026
Zurich Financial Services AG(a)	2,034	447,965
Total		1,693,722
TAIWAN 0.5%
Huaku Development Co., Ltd.	73,694	152,376
THAILAND 0.6%
Bangkok Bank PCL, Foreign Registered Shares	36,900	175,872
UNITED KINGDOM 18.2%
AstraZeneca PLC	7,162	329,866
Aviva PLC	52,462	257,502
Barclays PLC	72,927	210,083
BP PLC	85,387	618,404
Bwin.Party Digital Entertainment PLC	82,344	175,663
Centrica PLC	64,729	307,687
GlaxoSmithKline PLC	5,650	125,215
HSBC Holdings PLC	86,178	672,228
ICAP PLC	36,621	204,832
Intermediate Capital Group PLC	41,267	156,301
Lancashire Holdings Ltd.	19,788	227,874
Royal Dutch Shell PLC, Class B	36,447	1,313,353
Vodafone Group PLC	240,520	651,114
Total		5,250,122
UNITED STATES 1.2%
Celgene Corp.(a)	3,005	189,556

Issuer	Shares	Value
Common Stocks (continued)
UNITED STATES (CONTINUED)
Jazz Pharmaceuticals, Inc.(a)	4,336	$171,792
Total		361,348
Total Common Stocks (Cost: $30,945,880)		$28,512,911

	Shares	Value
Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.155%(b)(c)	158,989	$158,989
Total Money Market Funds (Cost: $158,989)		$158,989
Total Investments
(Cost: $31,104,869)(d)		$28,671,900(e)
Other Assets & Liabilities, Net		138,865
Net Assets		$28,810,765

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Jan. 12, 2012	724,000	706,410	$—	$(2,673)
		(CAD)	(USD)
Morgan Stanley	Jan. 12, 2012	803,234,000	708,873	7,926	—
		(KRW)	(USD)
Morgan Stanley	Jan. 12, 2012	4,890,000	842,508	—	(2,769)
		(NOK)	(USD)
Morgan Stanley	Jan. 12, 2012	5,934,000	137,265	1,226	—
		(PHP)	(USD)
Morgan Stanley	Jan. 12, 2012	1,925,000	282,789	—	(1,097)
		(SEK)	(USD)
Morgan Stanley	Jan. 12, 2012	5,273,000	169,550	839	—
		(THB)	(USD)
Morgan Stanley	Jan. 12, 2012	5,139,000	170,334	719	—
		(TWD)	(USD)
Morgan Stanley	Jan. 12, 2012	291,347	291,000	6,433	—
		(USD)	(AUD)
Morgan Stanley	Jan. 12, 2012	282,597	259,000	1,243	—
		(USD)	(CHF)
Morgan Stanley	Jan. 12, 2012	1,543,996	1,144,000	—	(6,804)
		(USD)	(EUR)
Morgan Stanley	Jan. 12, 2012	1,275,340	809,000	—	(6,591)
		(USD)	(GBP)
Morgan Stanley	Jan. 12, 2012	425,472	32,709,000	—	(3,294)
		(USD)	(JPY)
Morgan Stanley	Jan. 12, 2012	339,532	439,000	3,011	—
		(USD)	(SGD)
Total				$21,397	$(23,228)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(c)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$2,205,999	$(2,047,010)	$—	$158,989	$83	$158,989

(d)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $31,105,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,058,000
Unrealized Depreciation	(3,491,000)
Net Unrealized Depreciation	$(2,433,000)

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling

JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York

Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$—	$2,740,706	$—	$2,740,706
Consumer Staples	202,712	1,249,926	—	1,452,638
Energy	—	4,062,883	—	4,062,883
Financials	—	8,455,458	—	8,455,458
Health Care	506,082	2,169,139	—	2,675,221
Industrials	305,026	2,049,350	—	2,354,376
Information Technology	—	921,478	—	921,478
Materials	598,546	1,070,848	—	1,669,394
Telecommunication Services	130,103	2,555,103	—	2,685,206
Utilities	163,100	1,332,451	—	1,495,551
Total Equity Securities	1,905,569	26,607,342	—	28,512,911

Other
Money Market Funds	158,989	—	—	158,989
Total Other	158,989	—	—	158,989

Investments in Securities	2,064,558	26,607,342	—	28,671,900
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	21,397	—	21,397
Liabilities
Forward Foreign Currency Exchange Contracts	—	(23,228)	—	(23,228)
Total	$2,064,558	$26,604,511	$—	$28,670,069

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Financial assets were transferred from Level 1 to Level 2 as it was determined that the application of factors received from third party statistical series resulted in a price which was more representative of fair value for these securities as of period end.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$64,400	$64,400	$64,400	—

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Growth Fund II

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.1%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.7%
Tenneco, Inc.(a)	75,376	$2,182,889
Diversified Consumer Services 0.6%
Sotheby’s	53,825	1,690,643
Hotels, Restaurants & Leisure 2.1%
BJ’s Restaurants, Inc.(a)	57,817	2,779,841
Domino’s Pizza, Inc.(a)	114,489	3,771,268
Total		6,551,109
Household Durables 1.3%
Tempur-Pedic International, Inc.(a)	75,946	4,147,411
Internet & Catalog Retail 0.4%
Shutterfly, Inc.(a)	43,977	1,190,897
Leisure Equipment & Products 1.0%
Polaris Industries, Inc.	49,873	2,997,368
Media 0.9%
Cinemark Holdings, Inc.	119,394	2,338,929
Entercom Communications Corp.(a)	58,680	326,261
Total		2,665,190
Multiline Retail 0.5%
Gordmans Stores, Inc.(a)	131,012	1,683,504
Specialty Retail 2.8%
Body Central Corp.(a)	108,567	2,321,163
Pier 1 Imports, Inc.(a)	253,653	3,447,144
Rent-A-Center, Inc.	49,616	1,783,695
Vitamin Shoppe, Inc.(a)	29,688	1,092,815
Total		8,644,817
Textiles, Apparel & Luxury Goods 2.4%
CROCS, Inc.(a)	133,412	2,069,220
Deckers Outdoor Corp.(a)	35,574	3,875,609
G-III Apparel Group Ltd.(a)	82,964	1,529,027
Total		7,473,856
TOTAL CONSUMER DISCRETIONARY		39,227,684
CONSUMER STAPLES 2.4%
Personal Products 2.4%
Elizabeth Arden, Inc.(a)	119,593	4,520,616

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products (continued)
Nu Skin Enterprises, Inc., Class A	58,061	$2,771,832
Total		7,292,448
TOTAL CONSUMER STAPLES		7,292,448
ENERGY 10.7%
Energy Equipment & Services 4.4%
Complete Production Services, Inc.(a)	161,732	5,639,595
Dril-Quip, Inc.(a)	25,201	1,792,547
ION Geophysical Corp.(a)	90,287	524,567
Key Energy Services, Inc.(a)	192,318	2,904,002
Patterson-UTI Energy, Inc.	80,679	1,695,872
Superior Energy Services, Inc.(a)	33,256	988,036
Total		13,544,619
Oil, Gas & Consumable Fuels 6.3%
Carrizo Oil & Gas, Inc.(a)	70,738	2,013,203
Energy XXI Bermuda Ltd.(a)(b)	201,036	6,320,572
Oasis Petroleum, Inc.(a)	64,863	1,976,376
Resolute Energy Corp.(a)	185,636	2,515,368
Rosetta Resources, Inc.(a)	54,422	2,957,291
Western Refining, Inc.(a)	95,040	1,130,026
World Fuel Services Corp.	60,162	2,579,145
Total		19,491,981
TOTAL ENERGY		33,036,600
FINANCIALS 9.6%
Capital Markets 0.7%
Financial Engines, Inc.(a)	91,368	2,007,355
Commercial Banks 2.3%
Center Financial Corp.(a)	219,997	1,621,378
Glacier Bancorp, Inc.	135,899	1,632,147
Signature Bank(a)	67,254	3,929,651
Total		7,183,176
Consumer Finance 1.9%
DFC Global Corp.(a)	159,215	2,889,752
Ezcorp, Inc., Class A(a)	54,829	1,594,975
First Cash Financial Services, Inc.(a)	37,739	1,369,926
Total		5,854,653
Diversified Financial Services 0.8%
Portfolio Recovery Associates, Inc.(a)	34,640	2,402,977

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 3.9%
DiamondRock Hospitality Co.	185,694	$1,630,393
Home Properties, Inc.	68,687	3,775,724
Omega Healthcare Investors, Inc.	107,905	1,934,737
Sabra Health Care REIT, Inc.	156,326	1,657,056
Summit Hotel Properties, Inc.	181,056	1,524,492
Tanger Factory Outlet Centers	56,404	1,599,053
Total		12,121,455
TOTAL FINANCIALS		29,569,616
HEALTH CARE 21.2%
Biotechnology 5.2%
Alkermes PLC(a)(b)	179,657	2,746,956
Amarin Corp. PLC, ADR(a)(b)	259,687	1,812,615
Ardea Biosciences, Inc.(a)	70,928	1,324,935
Ariad Pharmaceuticals, Inc.(a)	175,095	2,116,899
Exact Sciences Corp.(a)	139,102	1,180,976
Idenix Pharmaceuticals, Inc.(a)	139,533	1,060,451
Ironwood Pharmaceuticals, Inc.(a)	97,814	1,180,615
Momenta Pharmaceuticals, Inc.(a)	112,563	1,692,947
Onyx Pharmaceuticals, Inc.(a)	33,924	1,496,048
Rigel Pharmaceuticals, Inc.(a)	183,114	1,395,329
Total		16,007,771
Health Care Equipment & Supplies 5.5%
Align Technology, Inc.(a)	200,400	4,909,800
ICU Medical, Inc.(a)	36,470	1,605,045
Insulet Corp.(a)	156,382	2,905,577
Masimo Corp.	196,012	4,049,608
NuVasive, Inc.(a)	92,818	1,280,888
Volcano Corp.(a)	85,958	2,120,584
Total		16,871,502
Health Care Providers & Services 5.2%
Brookdale Senior Living, Inc.(a)	165,820	2,578,501
Catalyst Health Solutions, Inc.(a)	66,114	3,439,250
HMS Holdings Corp.(a)	189,118	5,735,949
IPC The Hospitalist Co., Inc.(a)	91,931	4,238,019
Total		15,991,719
Health Care Technology 1.4%
athenahealth, Inc.(a)	28,820	1,711,908
Omnicell, Inc.(a)	167,756	2,710,937
Total		4,422,845
Life Sciences Tools & Services 0.5%
ICON PLC, ADR(a)(b)	90,980	1,547,570

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 3.4%
Endocyte, Inc.(a)	86,785	$893,018
Impax Laboratories, Inc.(a)	224,980	4,531,097
MAP Pharmaceuticals, Inc.(a)	89,780	1,234,475
Salix Pharmaceuticals Ltd.(a)	84,714	3,739,276
Total		10,397,866
TOTAL HEALTH CARE		65,239,273
INDUSTRIALS 16.5%
Aerospace & Defense 1.8%
Hexcel Corp.(a)	151,654	3,779,218
LMI Aerospace, Inc.(a)	104,942	1,742,037
Total		5,521,255
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	43,445	1,835,551
Commercial Services & Supplies 0.8%
Tetra Tech, Inc.(a)	114,274	2,558,595
Construction & Engineering 1.5%
Great Lakes Dredge & Dock Corp.	220,142	1,331,859
MasTec, Inc.(a)	112,588	1,802,534
Sterling Construction Co., Inc.(a)	113,382	1,441,085
Total		4,575,478
Electrical Equipment 1.5%
Regal-Beloit Corp.	47,536	2,503,246
Total		5,503,246
Machinery 3.7%
Chart Industries, Inc.(a)	18,788	1,143,438
Lindsay Corp.	45,815	2,588,090
Robbins & Myers, Inc.	64,651	3,439,433
Tennant Co.	63,185	2,652,506
Trinity Industries, Inc.	59,802	1,709,141
Woodward, Inc.	50,060	2,119,540
Total		13,652,148
Professional Services 3.8%
Acacia Research/Technologies(a)	85,056	2,961,650
Advisory Board Co. (The)(a)	46,137	3,339,396
Corporate Executive Board Co. (The)	67,783	2,656,416
CoStar Group, Inc.(a)	41,803	2,781,571
Total		11,739,033
Road & Rail 2.2%
Genesee & Wyoming, Inc., Class A(a)	51,272	3,131,181

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Knight Transportation, Inc.	103,008	$1,541,000
Roadrunner Transportation Systems, Inc.(a)	141,191	2,013,384
Total		6,685,565
Trading Companies & Distributors 0.6%
TAL International Group, Inc.	74,697	1,966,025
TOTAL INDUSTRIALS		51,036,896
INFORMATION TECHNOLOGY 20.9%
Communications Equipment 1.2%
Netgear, Inc.(a)	96,427	3,663,262
Computers & Peripherals 0.4%
Fusion-io, Inc.(a)	37,690	1,262,238
Electronic Equipment, Instruments & Components 1.1%
DTS, Inc.(a)	45,205	1,301,452
Universal Display Corp.(a)	54,331	2,116,736
Total		3,418,188
Internet Software & Services 3.7%
Ancestry.com, Inc.(a)	96,192	2,280,712
LogMeIn, Inc.(a)	70,171	3,018,055
RightNow Technologies, Inc.(a)	78,547	3,371,237
Vocus, Inc.(a)	47,638	1,010,878
WebMD Health Corp.(a)	48,453	1,754,968
Total		11,435,850
IT Services 3.0%
Jack Henry & Associates, Inc.	107,570	3,572,400
ServiceSource International, Inc.(a)	229,849	3,066,185
Wright Express Corp.(a)	48,117	2,525,180
Total		9,163,765
Semiconductors & Semiconductor Equipment 4.3%
Cirrus Logic, Inc.(a)	83,321	1,357,299
Entegris, Inc.(a)	207,582	1,749,916
Mellanox Technologies Ltd.(a)(b)	40,589	1,421,021
Mindspeed Technologies, Inc.(a)	139,291	717,349
Nanometrics, Inc.(a)	128,282	2,112,804
Semtech Corp.(a)	116,400	2,700,480
Volterra Semiconductor Corp.(a)	135,016	3,307,892
Total		13,366,761

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 7.2%
ACI Worldwide, Inc.(a)	51,345	$1,544,457
Ariba, Inc.(a)	68,305	2,073,057
Aspen Technology, Inc.(a)	215,353	3,844,051
BroadSoft, Inc.(a)	28,349	994,483
CommVault Systems, Inc.(a)	68,921	3,420,549
RealPage, Inc.(a)	127,391	3,188,597
SuccessFactors, Inc.(a)	60,133	1,539,405
Synchronoss Technologies, Inc.(a)	85,966	2,569,524
TIBCO Software, Inc.(a)	106,702	2,923,635
Total		22,097,758
TOTAL INFORMATION TECHNOLOGY		64,407,822
MATERIALS 1.5%
Chemicals 1.0%
Solutia, Inc.(a)	202,822	3,228,926
Metals & Mining 0.5%
Globe Specialty Metals, Inc.	93,245	1,392,148
TOTAL MATERIALS		4,621,074
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	51,975	1,810,809
TOTAL UTILITIES		1,810,809
Total Common Stocks (Cost: $271,486,278)		$296,242,222

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(a)(c)	34,795	$32,226
TOTAL ENERGY		32,226
Total Warrants (Cost: $30,196)		$32,226

	Shares	Value

Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.155%(d)(e)	12,904,010	$12,904,010
Total Money Market Funds (Cost: $12,904,010)		$12,904,010

Total Investments
(Cost: $284,420,484)(f)	$309,178,458(g)
Other Assets & Liabilities, Net	(891,781)
Net Assets	$308,286,677

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $13,848,734 or 4.49% of net assets.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $32,226, representing 0.01% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Magnum Hunter Resources Corp.	03-07-11 - 06-29-11	$30,196

(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$84,857,710	$(71,953,700)	$—	$12,904,010	$3,226	$12,904,010

(f)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $284,420,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$44,375,000
Unrealized Depreciation	(19,617,000)
Net Unrealized Appreciation	$24,758,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

		Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$39,227,684	$—	$—	$39,227,684
Consumer Staples	7,292,448	—	—	7,292,448
Energy	33,036,600	—	—	33,036,600
Financials	29,569,616	—	—	29,569,616
Health Care	65,239,273	—	—	65,239,273
Industrials	51,036,896	—	—	51,036,896
Information Technology	64,407,822	—	—	64,407,822
Materials	4,621,074	—	—	4,621,074
Utilities	1,810,809	—	—	1,810,809
Warrants
Energy	—	32,226	—	32,226
Total Equity Securities	296,242,222	32,226	—	296,274,448

Other
Money Market Funds	12,904,010	—	—	12,904,010
Total Other	12,904,010	—	—	12,904,010
Total Investments	$309,146,232	$32,226	$—	$309,178,458

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 14.4%
Auto Components 0.3%
Drew Industries, Inc.	84,708	$1,838,164
Spartan Motors, Inc.	148,968	744,840
Standard Motor Products, Inc.(a)	87,795	1,714,636
Superior Industries International, Inc.	105,369	1,715,407
Total		6,013,047
Automobiles 0.1%
Winnebago Industries, Inc.(a)(b)	129,905	836,588
Distributors 0.3%
Audiovox Corp., Class A(b)	83,708	606,046
Pool Corp.	215,398	6,569,639
Total		7,175,685
Diversified Consumer Services 1.0%
American Public Education, Inc.(b)	79,530	3,047,590
Capella Education Co.(b)	67,814	2,305,676
Coinstar, Inc.(a)(b)	137,075	5,851,732
Corinthian Colleges, Inc.(a)(b)	378,150	994,534
Hillenbrand, Inc.	279,646	6,356,354
Lincoln Educational Services Corp.	100,875	741,431
Universal Technical Institute, Inc.(b)	95,358	1,218,675
Total		20,515,992
Hotels, Restaurants & Leisure 2.9%
Biglari Holdings, Inc.(a)(b)	6,403	2,201,480
BJ’s Restaurants, Inc.(a)(b)	107,459	5,166,629
Boyd Gaming Corp.(a)(b)	242,450	1,624,415
Buffalo Wild Wings, Inc.(b)	81,849	5,277,624
CEC Entertainment, Inc.	86,555	2,915,172
Cracker Barrel Old Country Store, Inc.	102,470	4,873,473
DineEquity, Inc.(b)	71,178	3,351,060
Interval Leisure Group, Inc.(b)	182,419	2,555,690
Jack in the Box, Inc.(b)	206,870	4,240,835
Marcus Corp.	90,283	1,105,967
Mariott Vacations Worldwide Corp.(a)(b)	119,500	1,909,610
Monarch Casino & Resort, Inc.(b)	51,095	490,001
Multimedia Games Holdings Co., Inc.(b)	118,632	877,877
O’Charleys, Inc.(a)(b)	82,987	534,436
Papa John’s International, Inc.(b)	85,781	3,251,100
Peet’s Coffee & Tea, Inc.(b)	57,586	3,346,898
PF Chang’s China Bistro, Inc.	94,670	2,871,341
Pinnacle Entertainment, Inc.(b)	276,710	2,924,825
Red Robin Gourmet Burgers, Inc.(b)	51,430	1,367,009
Ruby Tuesday, Inc.(b)	281,399	2,062,655

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc.(b)	156,389	$775,689
Shuffle Master, Inc.(b)	241,541	2,678,690
Sonic Corp.(b)	276,213	1,950,064
Texas Roadhouse, Inc.	273,995	3,668,793
Total		62,021,333
Household Durables 1.0%
Blyth, Inc.	23,172	1,525,181
Ethan Allen Interiors, Inc.	115,577	2,346,213
Helen of Troy Ltd.(b)(c)	137,815	4,116,534
iRobot Corp.(b)	119,775	3,802,856
La-Z-Boy, Inc.(b)	232,164	2,298,424
M/I Homes, Inc.(b)	83,442	754,316
Meritage Homes Corp.(b)	124,298	2,712,182
Skyline Corp.(a)	30,692	177,093
Standard Pacific Corp.(b)	449,550	1,429,569
Universal Electronics, Inc.(b)	66,697	1,088,495
Total		20,250,863
Internet & Catalog Retail 0.5%
Blue Nile, Inc.(a)(b)	63,616	2,416,772
HSN, Inc.	178,307	6,383,390
Nutrisystem, Inc.	124,490	1,449,064
PetMed Express, Inc.(a)	93,705	873,331
Total		11,122,557
Leisure Equipment & Products 0.7%
Arctic Cat, Inc.(b)	54,320	1,079,882
Brunswick Corp.	397,279	7,397,335
Callaway Golf Co.(a)	288,224	1,628,465
JAKKS Pacific, Inc.	121,305	2,315,712
Sturm Ruger & Co., Inc.	84,337	2,712,278
Total		15,133,672
Media 0.6%
Arbitron, Inc.	121,387	4,565,365
EW Scripps Co., Class A(b)	145,716	1,238,586
Harte-Hanks, Inc.	196,025	1,783,828
Live Nation Entertainment, Inc.(b)	658,013	5,685,232
Total		13,273,011
Multiline Retail 0.1%
Fred’s, Inc., Class A(a)	171,908	2,313,882
Tuesday Morning Corp.(b)	192,594	624,004
Total		2,937,886
Specialty Retail 4.4%
Big 5 Sporting Goods Corp.	98,093	894,608
Brown Shoe Co., Inc.	187,196	1,570,574

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Buckle, Inc. (The)(a)	120,368	$4,809,905
Cabela’s, Inc.(a)(b)	192,121	4,528,292
Cato Corp. (The), Class A	131,350	3,361,247
Childrens Place Retail Stores, Inc. (The)(b)	112,294	6,049,278
Christopher & Banks Corp.	159,670	456,656
Coldwater Creek, Inc.(b)	388,325	335,319
Finish Line, Inc., Class A (The)	239,984	5,058,863
Genesco, Inc.(b)	107,848	6,368,424
Group 1 Automotive, Inc.(a)	105,444	5,178,355
Haverty Furniture Companies, Inc.(a)	85,155	1,029,524
Hibbett Sports, Inc.(b)	119,638	5,444,725
HOT Topic, Inc.	188,180	1,336,078
JOS A Bank Clothiers, Inc.(a)(b)	124,098	6,115,549
Kirkland’s, Inc.(b)	75,805	945,288
Lithia Motors, Inc., Class A	98,160	2,180,134
Lumber Liquidators Holdings, Inc.(a)(b)	123,774	2,096,732
MarineMax, Inc.(b)	103,798	661,193
Men’s Wearhouse, Inc. (The)	228,309	6,353,840
Midas, Inc.(b)	64,284	543,843
Monro Muffler Brake, Inc.	136,272	5,471,321
OfficeMax, Inc.(b)	383,571	1,783,605
PEP Boys-Manny Moe & Jack (The)	234,916	2,668,646
Rue21, Inc.(a)(b)	69,825	1,678,593
Select Comfort Corp.(b)	249,725	4,627,404
Sonic Automotive, Inc., Class A	156,111	2,305,759
Stage Stores, Inc.	138,746	1,739,875
Stein Mart, Inc.(a)	122,104	802,223
Vitamin Shoppe, Inc.(b)	129,900	4,781,619
Zale Corp.(a)(b)	116,156	399,577
Zumiez, Inc.(b)	97,115	2,285,116
Total		93,862,165
Textiles, Apparel & Luxury Goods 2.5%
Carter’s, Inc.(a)(b)	225,297	8,960,062
CROCS, Inc.(b)	398,988	6,188,304
Iconix Brand Group, Inc.(b)	326,415	5,633,923
K-Swiss, Inc., Class A(b)	122,121	346,824
Liz Claiborne, Inc.(a)(b)	421,908	3,489,179
Maidenform Brands, Inc.(b)	104,801	1,932,530
Movado Group, Inc.	77,629	1,221,104
Oxford Industries, Inc.(a)	61,764	2,342,709
Perry Ellis International, Inc.(b)	57,639	824,238
Quiksilver, Inc.(b)	551,453	1,703,990
Skechers U.S.A., Inc., Class A(b)	164,625	2,215,852
Steven Madden Ltd.(b)	169,832	6,056,209

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
True Religion Apparel, Inc.(b)	114,848	$4,042,650
Wolverine World Wide, Inc.	219,803	8,097,542
Total		53,055,116
TOTAL CONSUMER DISCRETIONARY		306,197,915
CONSUMER STAPLES 4.1%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)(b)	38,609	3,857,425
Food & Staples Retailing 1.1%
Andersons, Inc. (The)	82,963	3,674,431
Casey’s General Stores, Inc.	169,667	9,056,824
Nash Finch Co.	54,134	1,502,219
Spartan Stores, Inc.	102,008	1,839,204
United Natural Foods, Inc.(b)	216,217	8,287,598
Total		24,360,276
Food Products 2.3%
B&G Foods, Inc.	213,700	4,742,003
Cal-Maine Foods, Inc.	63,871	2,162,672
Calavo Growers, Inc.(a)	55,833	1,482,924
Darling International, Inc.(b)	522,018	7,501,399
Diamond Foods, Inc.(a)	98,213	2,725,411
Hain Celestial Group, Inc. (The)(b)	195,804	7,311,321
J&J Snack Foods Corp.	64,128	3,326,961
Sanderson Farms, Inc.(a)	83,952	4,321,009
Seneca Foods Corp., Class A(b)	40,825	927,544
Snyders-Lance, Inc.	208,174	4,398,717
TreeHouse Foods, Inc.(b)	159,988	10,548,009
Total		49,447,970
Household Products 0.2%
Central Garden and Pet Co., Class A(b)	209,763	1,862,695
WD-40 Co.	73,858	3,058,460
Total		4,921,155
Personal Products 0.2%
Inter Parfums, Inc.	72,175	1,237,080
Medifast, Inc.(a)(b)	61,330	853,100
Prestige Brands Holdings, Inc.(b)	224,800	2,221,024
Total		4,311,204
Tobacco 0.1%
Alliance One International, Inc.(b)	388,339	1,087,349
TOTAL CONSUMER STAPLES		87,985,379

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.5%
Energy Equipment & Services 2.2%
Basic Energy Services, Inc.(b)	130,557	$2,459,694
Bristow Group, Inc.(a)	163,072	7,511,096
Gulf Island Fabrication, Inc.(a)	64,020	1,820,089
Hornbeck Offshore Services, Inc.(a)(b)	151,121	5,098,823
ION Geophysical Corp.(b)	567,358	3,296,350
Lufkin Industries, Inc.	135,869	9,521,699
Matrix Service Co.(b)	118,205	1,106,399
OYO Geospace Corp.(b)	20,650	1,878,737
Pioneer Drilling Co.(b)	274,863	3,017,996
SEACOR Holdings, Inc.	96,746	8,394,650
Tetra Technologies, Inc.(b)	344,223	3,159,967
Total		47,265,500
Oil, Gas & Consumable Fuels 2.3%
Approach Resources, Inc.(b)	118,700	3,712,936
Contango Oil & Gas Co.(a)(b)	57,975	3,652,425
Georesources, Inc.(b)	88,600	2,525,986
Gulfport Energy Corp.(b)	198,185	6,292,374
Overseas Shipholding Group, Inc.(a)	116,700	1,231,185
Penn Virginia Corp.	203,824	1,080,267
Petroleum Development Corp.(b)	105,203	3,529,561
Petroquest Energy, Inc.(a)(b)	250,595	1,721,588
Stone Energy Corp.(b)	218,653	6,185,693
Swift Energy Co.(b)	189,415	5,566,907
World Fuel Services Corp.	317,251	13,600,550
Total		49,099,472
TOTAL ENERGY		96,364,972
FINANCIALS 18.9%
Capital Markets 1.0%
Calamos Asset Management, Inc., Class A	89,775	1,062,038
Financial Engines, Inc.(b)	173,190	3,804,984
Investment Technology Group, Inc.(b)	182,906	1,947,949
Piper Jaffray Companies(b)	69,413	1,436,849
Prospect Capital Corp.(a)	487,525	4,524,232
Stifel Financial Corp.(b)	239,589	7,594,972
SWS Group, Inc.	130,605	838,484
Total		21,209,508
Commercial Banks 5.2%
Bank of the Ozarks, Inc.(a)	126,736	3,592,966
BBCN Bancorp, Inc.(b)	342,265	3,207,023

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Boston Private Financial Holdings, Inc.	347,998	$2,703,944
City Holding Co.(a)	67,280	2,190,637
Columbia Banking System, Inc.	176,156	3,170,808
Community Bank System, Inc.(a)	164,160	4,337,107
First BanCorp(a)(b)(c)	91,214	319,249
First Commonwealth Financial Corp.	467,872	2,175,605
First Financial Bancorp	259,836	4,126,196
First Financial Bankshares, Inc.(a)	140,265	4,628,761
First Midwest Bancorp, Inc.	332,164	3,155,558
FNB Corp.	566,525	6,039,156
Glacier Bancorp, Inc.(a)	320,733	3,852,003
Hanmi Financial Corp.(b)	1,121,962	982,166
Home Bancshares, Inc.	100,435	2,496,814
Independent Bank Corp.(a)	95,735	2,502,513
National Penn Bancshares, Inc.	547,944	4,564,374
NBT Bancorp, Inc.	149,824	3,191,251
Old National Bancorp	422,587	4,741,426
PacWest Bancorp	149,520	2,793,034
Pinnacle Financial Partners, Inc.(a)(b)	152,249	2,282,213
PrivateBancorp, Inc.	265,807	2,551,747
S&T Bancorp, Inc.(a)	125,249	2,312,097
Simmons First National Corp., Class A(a)	77,382	2,050,623
Sterling Bancorp(a)	137,916	1,204,007
Susquehanna Bancshares, Inc.	698,424	5,531,518
Texas Capital Bancshares, Inc.(b)	166,500	4,805,190
Tompkins Financial Corp.	35,741	1,433,214
UMB Financial Corp.(a)	144,431	5,156,187
Umpqua Holdings Corp.	510,821	6,385,262
United Bankshares, Inc.(a)	201,465	5,383,145
United Community Banks, Inc.(a)(b)	84,591	588,753
Wilshire Bancorp, Inc.(b)	267,086	854,675
Wintrust Financial Corp.	158,481	4,404,187
Total		109,713,409
Consumer Finance 1.0%
Cash America International, Inc.(a)	130,789	6,501,521
Ezcorp, Inc., Class A(b)	193,778	5,637,002
First Cash Financial Services, Inc.(b)	137,545	4,992,883
World Acceptance Corp.(a)(b)	66,793	4,583,336
Total		21,714,742
Diversified Financial Services 0.5%
Encore Capital Group, Inc.(b)	97,025	2,115,145
Interactive Brokers Group, Inc., Class A	172,735	2,568,570

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Portfolio Recovery Associates, Inc.(b)	76,339	$5,295,636
Total		9,979,351
Insurance 2.6%
AMERISAFE, Inc.(b)	82,145	1,925,479
Delphi Financial Group, Inc., Class A	245,363	6,747,483
eHealth, Inc.(b)	89,485	1,357,487
Employers Holdings, Inc.	155,641	2,703,484
Horace Mann Educators Corp.	178,025	2,173,685
Infinity Property & Casualty Corp.	54,512	3,130,624
Meadowbrook Insurance Group, Inc.	235,825	2,405,415
National Financial Partners Corp.(a)(b)	190,876	2,634,089
Navigators Group, Inc. (The)(b)	51,328	2,396,504
Presidential Life Corp.	94,968	970,573
ProAssurance Corp.	136,432	10,861,352
RLI Corp.(a)	74,252	5,262,239
Safety Insurance Group, Inc.	67,728	2,833,740
Selective Insurance Group, Inc.	241,580	3,981,238
Stewart Information Services Corp.(a)	86,056	907,891
Tower Group, Inc.	183,880	3,859,641
United Fire & Casualty Co.	93,489	1,831,450
Total		55,982,374
Real Estate Investment Trusts (REITs) 7.6%
Acadia Realty Trust	189,786	3,716,010
BioMed Realty Trust, Inc.	685,423	12,207,384
Cedar Realty Trust, Inc.	248,704	830,671
Colonial Properties Trust	388,937	7,716,510
DiamondRock Hospitality Co.	746,535	6,554,577
EastGroup Properties, Inc.(a)	119,651	5,093,543
Entertainment Properties Trust(a)	208,101	9,302,115
Extra Space Storage, Inc.	420,402	10,131,688
Franklin Street Properties Corp.	315,979	3,447,331
Getty Realty Corp.(a)	120,625	1,930,000
Healthcare Realty Trust, Inc.	347,116	6,116,184
Inland Real Estate Corp.	344,775	2,558,231
Kilroy Realty Corp.	260,747	9,410,359
Kite Realty Group Trust	283,573	1,196,678
LaSalle Hotel Properties	379,462	8,883,205
Lexington Realty Trust(a)	612,577	4,643,334
LTC Properties, Inc.	135,309	3,890,134
Medical Properties Trust, Inc.	498,206	4,762,849
Mid-America Apartment Communities, Inc.	165,646	9,494,829
National Retail Properties, Inc.(a)	450,679	11,924,966
Parkway Properties, Inc.	98,638	997,230

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	248,366	$2,317,255
Post Properties, Inc.	225,097	9,001,629
PS Business Parks, Inc.	84,873	4,472,807
Saul Centers, Inc.	51,500	1,797,865
Sovran Self Storage, Inc.	123,549	5,144,580
Tanger Factory Outlet Centers	383,187	10,863,351
Universal Health Realty Income Trust	56,350	2,079,879
Urstadt Biddle Properties, Inc., Class A	102,833	1,734,793
Total		162,219,987
Real Estate Management & Development 0.1%
Forestar Group, Inc.(b)	158,292	2,406,038
Thrifts & Mortgage Finance 0.9%
Bank Mutual Corp.	206,167	696,844
Brookline Bancorp, Inc.	264,042	2,122,898
Dime Community Bancshares, Inc.	124,882	1,478,603
Northwest Bancshares, Inc.	435,125	5,404,252
Oritani Financial Corp.	208,340	2,710,503
Provident Financial Services, Inc.	239,975	3,141,273
TrustCo Bank Corp.	415,465	2,189,501
Total		17,743,874
TOTAL FINANCIALS		400,969,283
HEALTH CARE 12.2%
Biotechnology 1.6%
Arqule, Inc.(b)	239,622	1,344,280
Cubist Pharmaceuticals, Inc.(b)	272,516	10,510,942
Emergent Biosolutions, Inc.(b)	110,316	1,879,785
Regeneron Pharmaceuticals, Inc.(b)	335,096	19,911,404
Savient Pharmaceuticals, Inc.(a)(b)	318,434	799,269
Total		34,445,680
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.(b)	101,765	2,815,838
Align Technology, Inc.(b)	304,507	7,460,421
Analogic Corp.(a)	55,987	3,135,832
Cantel Medical Corp.	59,103	1,555,000
CONMED Corp.(b)	127,420	3,349,872
CryoLife, Inc.(b)	125,356	516,467
Cyberonics, Inc.(a)(b)	112,298	3,405,998
Greatbatch, Inc.(b)	104,450	2,310,434
Haemonetics Corp.(b)	114,943	6,808,074
ICU Medical, Inc.(a)(b)	54,827	2,412,936

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(b)	90,826	$2,918,239
Invacare Corp.	142,514	2,927,238
Kensey Nash Corp.(b)	34,247	869,874
Meridian Bioscience, Inc.(a)	183,077	3,502,263
Merit Medical Systems, Inc.(b)	186,908	2,596,152
Natus Medical, Inc.(b)	130,734	1,094,244
Neogen Corp.(b)	103,930	3,661,454
NuVasive, Inc.(b)	188,425	2,600,265
Palomar Medical Technologies, Inc.(b)	84,867	701,001
SonoSite, Inc.(b)	61,950	2,564,730
SurModics, Inc.(b)	64,871	804,400
Symmetry Medical, Inc.(b)	162,003	1,268,483
West Pharmaceutical Services, Inc.(a)	150,171	5,786,089
Zoll Medical Corp.(b)	98,731	4,544,588
Total		69,609,892
Health Care Providers & Services 4.3%
Air Methods Corp.(b)	50,325	4,062,234
Almost Family, Inc.(b)	36,769	550,432
Amedisys, Inc.(b)	130,492	1,548,940
AMN Healthcare Services, Inc.(a)(b)	180,114	826,723
Amsurg Corp.(b)	139,556	3,639,620
Bio-Reference Labs, Inc.(a)(b)	110,935	1,375,594
Centene Corp.(b)	224,388	8,686,059
Chemed Corp.	88,772	4,763,506
Corvel Corp.(b)	28,834	1,375,670
Cross Country Healthcare, Inc.(b)	139,254	719,943
Ensign Group, Inc. (The)	72,980	1,730,356
Gentiva Health Services, Inc.(b)	136,513	794,506
Hanger Orthopedic Group, Inc.(b)	149,443	2,391,088
Healthspring, Inc.(b)	302,816	16,539,810
Healthways, Inc.(b)	150,320	978,583
HMS Holdings Corp.(b)	377,893	11,461,495
IPC The Hospitalist Co., Inc.(b)	73,236	3,376,180
Kindred Healthcare, Inc.(b)	232,000	2,876,800
Landauer, Inc.	42,021	2,131,725
LHC Group, Inc.(b)	70,379	978,268
Magellan Health Services, Inc.(a)(b)	124,759	6,320,291
Molina Healthcare, Inc.(b)	127,382	2,783,297
MWI Veterinary Supply, Inc.(b)	56,040	3,872,924
PharMerica Corp.(b)	131,047	2,050,886
PSS World Medical, Inc.(b)	237,754	5,796,442
Total		91,631,372

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 0.5%
Computer Programs & Systems, Inc.	49,332	$2,239,673
Omnicell, Inc.(b)	147,781	2,388,141
Quality Systems, Inc.	175,060	6,188,371
Total		10,816,185
Life Sciences Tools & Services 0.4%
Affymetrix, Inc.(a)(b)	313,835	1,418,534
Cambrex Corp.(b)	131,261	907,013
Enzo Biochem, Inc.(b)	149,718	366,809
eResearchTechnology, Inc.(b)	195,414	894,996
Parexel International Corp.(b)	263,031	5,273,772
Total		8,861,124
Pharmaceuticals 2.1%
Hi-Tech Pharmacal Co., Inc.(a)(b)	45,450	1,887,084
Medicines Co. (The)(b)	240,900	4,555,419
Par Pharmaceutical Companies, Inc.(b)	162,798	5,276,283
Questcor Pharmaceuticals, Inc.(b)	277,925	12,492,729
Salix Pharmaceuticals Ltd.(b)	263,497	11,630,758
Viropharma, Inc.(b)	315,600	7,577,556
Total		43,419,829
TOTAL HEALTH CARE		258,784,082
INDUSTRIALS 15.2%
Aerospace & Defense 2.2%
AAR Corp.	176,970	3,231,472
Aerovironment, Inc.(b)	82,243	2,509,234
American Science & Engineering, Inc.	41,142	3,012,006
Ceradyne, Inc.(b)	110,961	3,299,980
Cubic Corp.	70,343	2,984,653
Curtiss-Wright Corp.	207,875	6,849,481
GenCorp, Inc.(b)	261,808	1,424,236
Moog, Inc., Class A(b)	204,725	8,561,599
National Presto Industries, Inc.(a)	21,463	2,027,610
Orbital Sciences Corp.(b)	260,709	3,871,529
Teledyne Technologies, Inc.(b)	164,052	9,298,467
Total		47,070,267
Air Freight & Logistics 0.4%
Forward Air Corp.	131,616	4,224,874
HUB Group, Inc., Class A(b)	167,199	4,979,186
Total		9,204,060
Airlines 0.3%
Allegiant Travel Co.(b)	67,155	3,497,432

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
Skywest, Inc.	231,404	$2,806,931
Total		6,304,363
Building Products 1.2%
AAON, Inc.(a)	83,581	1,831,260
AO Smith Corp.	173,114	6,796,456
Apogee Enterprises, Inc.	125,376	1,328,985
Gibraltar Industries, Inc.(a)(b)	135,664	1,838,247
Griffon Corp.	211,687	1,985,624
NCI Building Systems, Inc.(b)	88,748	827,131
Quanex Building Products Corp.	168,783	2,545,248
Simpson Manufacturing Co., Inc.	180,869	5,986,764
Universal Forest Products, Inc.	87,079	2,426,892
Total		25,566,607
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	213,261	4,634,161
Consolidated Graphics, Inc.(b)	39,805	2,028,065
G&K Services, Inc., Class A(a)	83,549	2,498,115
Geo Group, Inc. (The)(b)	290,142	5,135,513
Healthcare Services Group, Inc.	296,263	5,350,510
Interface, Inc., Class A	256,967	2,955,120
Mobile Mini, Inc.(a)(b)	160,455	2,893,004
Standard Register Co. (The)	54,448	129,586
SYKES Enterprises, Inc.(b)	177,072	2,884,503
Tetra Tech, Inc.(b)	278,654	6,239,063
Unifirst Corp.	68,230	3,945,741
United Stationers, Inc.	198,114	6,644,744
Viad Corp.(a)	90,860	1,685,453
Total		47,023,578
Construction & Engineering 0.7%
Aegion Corp.(b)	176,099	2,669,661
Comfort Systems U.S.A., Inc.(a)	168,485	1,757,299
Dycom Industries, Inc.(b)	149,361	2,994,688
EMCOR Group, Inc.	298,407	7,648,171
Orion Marine Group, Inc.(b)	119,145	716,061
Total		15,785,880
Electrical Equipment 1.4%
AZZ, Inc.	55,965	2,370,118
Belden, Inc.	211,576	6,990,471
Brady Corp., Class A	235,561	7,052,696
Encore Wire Corp.	85,170	2,207,606
Franklin Electric Co., Inc.	84,100	3,958,587
II-VI, Inc.(b)	243,280	4,760,990
Powell Industries, Inc.(b)	39,806	1,206,918

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Vicor Corp.	87,630	$702,793
Total		29,250,179
Industrial Conglomerates 0.2%
Standex International Corp.	56,304	1,797,787
Tredegar Corp.	104,219	2,275,101
Total		4,072,888
Machinery 4.3%
Actuant Corp., Class A	306,072	7,015,170
Albany International Corp., Class A(a)	125,377	3,041,646
Astec Industries, Inc.(a)(b)	89,026	2,977,920
Badger Meter, Inc.(a)	67,401	2,094,149
Barnes Group, Inc.	213,396	5,315,694
Briggs & Stratton Corp.(a)	225,610	3,399,943
Cascade Corp.	38,545	1,677,093
CIRCOR International, Inc.	76,940	2,500,550
Clarcor, Inc.	224,820	10,885,784
EnPro Industries, Inc.(a)(b)	92,395	3,092,461
ESCO Technologies, Inc.	118,701	3,216,797
Federal Signal Corp.	277,335	1,023,366
John Bean Technologies Corp.	127,737	2,102,551
Kaydon Corp.	144,171	4,552,920
Lindsay Corp.	56,069	3,167,338
Lydall, Inc.(b)	76,482	688,338
Mueller Industries, Inc.	169,046	6,447,414
Robbins & Myers, Inc.	203,780	10,841,096
Tennant Co.	84,425	3,544,162
Toro Co. (The)	136,747	7,722,103
Watts Water Technologies, Inc., Class A	132,848	5,074,794
Total		90,381,289
Professional Services 0.9%
CDI Corp.	57,289	747,621
Dolan Co. (The)(b)	134,436	1,227,401
Exponent, Inc.(b)	60,876	2,884,305
Heidrick & Struggles International, Inc.(a)	79,565	1,694,735
Insperity, Inc.	102,685	2,545,561
Kelly Services, Inc., Class A	126,425	1,830,634
Navigant Consulting, Inc.(b)	233,025	2,626,192
On Assignment, Inc.(b)	165,182	1,721,196
Resources Connection, Inc.	204,100	2,183,870
School Specialty, Inc.(b)	71,993	300,931
TrueBlue, Inc.(b)	178,958	2,303,189
Total		20,065,635

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.9%
Arkansas Best Corp.	113,380	$2,167,826
Heartland Express, Inc.	266,939	3,670,411
Knight Transportation, Inc.	265,520	3,972,179
Old Dominion Freight Line, Inc.(b)	210,073	8,152,933
Total		17,963,349
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	190,033	6,561,840
Kaman Corp.	117,533	3,647,049
Lawson Products, Inc.	16,804	264,831
Total		10,473,720
TOTAL INDUSTRIALS		323,161,815
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 2.0%
Arris Group, Inc.(b)	532,328	5,722,526
Bel Fuse, Inc., Class B	45,336	828,742
Black Box Corp.	80,464	2,295,638
Blue Coat Systems, Inc.(b)	188,557	3,394,026
Comtech Telecommunications Corp.	104,660	3,170,151
Digi International, Inc.(a)(b)	113,894	1,251,695
Digital Generation, Inc.(b)	122,390	1,419,724
Harmonic, Inc.(b)	516,035	2,771,108
Netgear, Inc.(b)	167,161	6,350,446
Network Equipment Technologies, Inc.(b)	133,584	233,772
Oplink Communications, Inc.(b)	87,100	1,438,021
PC-Tel, Inc.	82,545	576,990
Symmetricom, Inc.(b)	191,900	988,285
Tekelec(b)	274,471	3,024,671
Viasat, Inc.(b)	187,898	8,891,333
Total		42,357,128
Computers & Peripherals 0.6%
Avid Technology, Inc.(b)	130,619	1,039,727
Intermec, Inc.(b)	228,359	1,676,155
Intevac, Inc.(b)	102,061	764,437
Novatel Wireless, Inc.(b)	142,967	458,924
Stratasys, Inc.(a)(b)	94,376	2,899,231
Super Micro Computer, Inc.(b)	118,050	1,604,299
Synaptics, Inc.(b)	146,830	4,766,102
Total		13,208,875
Electronic Equipment, Instruments & Components 4.1%
Agilysys, Inc.(b)	68,746	558,905
Anixter International, Inc.(b)	123,519	7,585,302
Benchmark Electronics, Inc.(b)	265,781	3,670,436

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Brightpoint, Inc.(b)	304,141	$3,038,369
Checkpoint Systems, Inc.(b)	178,832	2,160,291
Cognex Corp.	187,598	6,691,621
CTS Corp.(a)	153,514	1,306,404
Daktronics, Inc.	163,764	1,539,382
DTS, Inc.(b)	76,531	2,203,327
Electro Scientific Industries, Inc.(b)	107,666	1,417,961
FARO Technologies, Inc.(b)	74,100	3,590,145
FEI Co.(b)	174,646	7,048,713
Insight Enterprises, Inc.(b)	202,024	2,957,631
Littelfuse, Inc.	102,585	4,794,823
Measurement Specialties, Inc.(b)	67,000	1,911,510
Mercury Computer Systems, Inc.(a)(b)	135,268	1,865,346
Methode Electronics, Inc.(a)	165,106	1,466,141
MTS Systems Corp.	69,913	2,809,104
Newport Corp.(b)	167,421	2,181,496
OSI Systems, Inc.(b)	87,415	4,179,311
Park Electrochemical Corp.	92,436	2,536,444
Plexus Corp.(b)	158,014	4,290,080
Pulse Electronics Corp.	185,715	562,716
Radisys Corp.(b)	102,495	444,828
Rofin-Sinar Technologies, Inc.(b)	127,000	3,055,620
Rogers Corp.(b)	71,635	2,843,910
Scansource, Inc.(b)	121,003	4,248,415
SYNNEX Corp.(b)	113,918	3,343,493
TTM Technologies, Inc.(b)	228,524	2,516,049
Total		86,817,773
Internet Software & Services 1.7%
comScore, Inc.(b)	142,094	2,823,408
DealerTrack Holdings, Inc.(b)	184,686	4,783,367
InfoSpace, Inc.(b)	170,143	1,640,179
j2 Global Communications, Inc.(a)	206,390	5,595,233
Liquidity Services, Inc.(b)	89,600	3,051,776
LivePerson, Inc.(b)	210,525	2,648,404
LogMeIn, Inc.(b)	93,900	4,038,639
Perficient, Inc.(b)	137,107	1,179,120
RightNow Technologies, Inc.(b)	114,175	4,900,391
Stamps.com, Inc.(b)	56,150	1,536,826
United Online, Inc.	395,562	2,088,567
XO Group, Inc.(b)	127,870	942,402
Total		35,228,312
IT Services 2.0%
CACI International, Inc., Class A(b)	117,844	6,644,045
Cardtronics, Inc.(b)	194,250	5,279,715
Ciber, Inc.(b)	321,280	1,330,099

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
CSG Systems International, Inc.(b)	154,302	$2,340,761
Forrester Research, Inc.	65,791	2,129,655
Heartland Payment Systems, Inc.	174,920	3,944,446
iGate Corp.(b)	133,750	2,075,800
MAXIMUS, Inc.	153,921	6,403,113
NCI, Inc., Class A(b)	35,617	430,966
TeleTech Holdings, Inc.(b)	113,752	2,003,173
Virtusa Corp.(b)	82,800	1,303,272
Wright Express Corp.(b)	172,350	9,044,928
Total		42,929,973
Semiconductors & Semiconductor Equipment 4.5%
Advanced Energy Industries, Inc.(b)	194,605	1,942,158
ATMI, Inc.(b)	141,273	2,924,351
Brooks Automation, Inc.	294,631	2,810,780
Cabot Microelectronics Corp.(b)	103,923	4,320,079
Ceva, Inc.(b)	104,325	3,005,603
Cirrus Logic, Inc.(b)	290,800	4,737,132
Cohu, Inc.	107,697	1,089,894
Cymer, Inc.(b)	136,221	6,091,803
Diodes, Inc.(b)	164,748	3,377,334
DSP Group, Inc.(b)	104,944	617,071
Entropic Communications, Inc.(a)(b)	385,600	1,920,288
Exar Corp.(b)	199,578	1,257,341
GT Advanced Technologies, Inc.(b)	564,500	4,357,940
Hittite Microwave Corp.(b)	124,459	6,771,814
Kopin Corp.(b)	299,898	1,055,641
Kulicke & Soffa Industries, Inc.(b)	324,224	2,950,438
Micrel, Inc.	224,639	2,336,246
Microsemi Corp.(b)	386,652	6,866,940
MKS Instruments, Inc.	233,968	6,284,380
Monolithic Power Systems, Inc.(b)	131,345	1,581,394
Nanometrics, Inc.(b)	75,450	1,242,662
Pericom Semiconductor Corp.(b)	109,158	850,341
Power Integrations, Inc.	129,650	4,557,197
Rubicon Technology, Inc.(b)	79,125	750,896
Rudolph Technologies, Inc.(b)	141,818	1,114,689
Sigma Designs, Inc.(b)	143,339	999,073
Standard Microsystems Corp.(b)	103,327	2,586,275
Supertex, Inc.(b)	56,409	1,044,131
Tessera Technologies, Inc.(b)	228,567	3,965,637
TriQuint Semiconductor, Inc.(b)	734,897	3,211,500
Ultratech, Inc.(b)	114,463	2,655,542
Veeco Instruments, Inc.(a)(b)	172,818	4,301,440
Volterra Semiconductor Corp.(b)	110,640	2,710,680
Total		96,288,690

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 3.8%
Blackbaud, Inc.	198,978	$5,851,943
Bottomline Technologies, Inc.(b)	160,175	3,603,937
CommVault Systems, Inc.(b)	198,554	9,854,235
Ebix, Inc.(a)	143,563	3,086,604
EPIQ Systems, Inc.	141,698	1,912,923
Interactive Intelligence Group(b)	63,807	1,422,896
JDA Software Group, Inc.(b)	189,696	5,979,218
Manhattan Associates, Inc.(b)	94,348	4,258,869
MicroStrategy, Inc., Class A(b)	35,813	4,409,655
Monotype Imaging Holdings, Inc.(b)	160,700	2,383,181
Netscout Systems, Inc.(b)	158,262	2,796,490
Opnet Technologies, Inc.	65,900	2,350,653
Progress Software Corp.(b)	298,176	6,073,845
Sourcefire, Inc.(b)	127,150	4,211,208
Synchronoss Technologies, Inc.(b)	118,975	3,556,163
Take-Two Interactive Software, Inc.(b)	386,870	5,396,836
Taleo Corp., Class A(b)	184,278	5,968,764
THQ, Inc.(a)(b)	304,760	518,092
Tyler Technologies, Inc.(b)	108,756	3,485,630
Websense, Inc.(a)(b)	177,480	3,214,163
Total		80,335,305
TOTAL INFORMATION TECHNOLOGY		397,166,056
MATERIALS 4.6%
Chemicals 2.1%
A. Schulman, Inc.	137,524	2,842,621
American Vanguard Corp.	103,689	1,323,072
Balchem Corp.	129,065	5,356,198
Calgon Carbon Corp.(b)	251,960	3,749,165
H.B. Fuller Co.	220,106	5,075,644
Hawkins, Inc.	39,775	1,571,510
Koppers Holdings, Inc.	91,875	3,034,631
Kraton Performance Polymers, Inc.(b)	143,005	3,005,965
LSB Industries, Inc.(b)	82,375	2,575,866
OM Group, Inc.(b)	144,137	3,279,117
PolyOne Corp.	413,104	4,444,999
Quaker Chemical Corp.	57,190	2,225,263
Stepan Co.	36,711	2,982,402
STR Holdings, Inc.(a)(b)	182,575	1,672,387
Zep, Inc.	97,923	1,379,735
Total		44,518,575
Construction Materials 0.4%
Eagle Materials, Inc.	200,280	4,636,482
Headwaters, Inc.(b)	271,390	694,758

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials (continued)
Texas Industries, Inc.	124,378	$3,150,495
Total		8,481,735
Containers & Packaging 0.1%
Myers Industries, Inc.	154,851	1,898,473
Metals & Mining 0.9%
AM Castle & Co.(b)	73,973	1,006,033
AMCOL International Corp.	111,509	3,694,293
Century Aluminum Co.(b)	253,605	2,442,216
Haynes International, Inc.	53,875	3,230,345
Kaiser Aluminum Corp.	70,530	3,286,698
Materion Corp.(b)	91,145	2,241,256
Olympic Steel, Inc.	40,823	969,138
RTI International Metals, Inc.(b)	134,645	3,675,808
Total		20,545,787
Paper & Forest Products 1.1%
Buckeye Technologies, Inc.	174,883	5,417,875
Clearwater Paper Corp.(b)	102,741	3,615,456
Deltic Timber Corp.	48,271	3,091,758
KapStone Paper and Packaging Corp.(b)	173,550	2,877,459
Neenah Paper, Inc.	66,852	1,250,801
Schweitzer-Mauduit International, Inc.	71,851	5,117,228
Wausau Paper Corp.	219,332	1,693,243
Total		23,063,820
TOTAL MATERIALS		98,508,390
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.5%
Atlantic Tele-Network, Inc.	41,200	1,705,680
Cbeyond, Inc.(b)	136,970	1,014,948
Cincinnati Bell, Inc.(b)	887,150	2,608,221
General Communication, Inc., Class A(b)	161,197	1,642,597
Lumos Networks Corp.(b)	66,730	976,260
Neutral Tandem, Inc.(b)	140,088	1,514,351
Total		9,462,057
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	66,731	1,408,681
U.S.A. Mobility, Inc.	98,588	1,382,204
Total		2,790,885
TOTAL TELECOMMUNICATION SERVICES		12,252,942

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 4.3%
Electric Utilities 1.3%
Allete, Inc.	143,065	$5,701,140
Central Vermont Public Service Corp.	59,869	2,106,790
El Paso Electric Co.	186,521	6,438,705
UIL Holdings Corp.	225,404	7,853,076
Unisource Energy Corp.	164,566	6,069,194
Total		28,168,905
Gas Utilities 2.1%
Laclede Group, Inc. (The)	100,043	4,014,725
New Jersey Resources Corp.	184,796	8,742,699
Northwest Natural Gas Co.(a)	118,963	5,598,399
Piedmont Natural Gas Co., Inc.(a)	321,021	10,584,062
South Jersey Industries, Inc.	133,945	7,525,030
Southwest Gas Corp.(a)	204,604	8,272,140
Total		44,737,055
Multi-Utilities 0.8%
Avista Corp.	258,597	6,464,925
CH Energy Group, Inc.	68,811	3,877,500
NorthWestern Corp.	161,710	5,640,444
Total		15,982,869
Water Utilities 0.1%
American States Water Co.	83,335	2,940,059
TOTAL UTILITIES		91,828,888
Total Common Stocks (Cost: $1,772,073,187)		$2,073,219,722

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(b)(d)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
FINANCIALS —%
Commercial Banks —%
First BanCorp(a)(b)(c)	95,239	296
TOTAL FINANCIALS		296
Total Rights (Cost: $—)		$296

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.155%(e)(f)	43,824,190	$43,824,190
Total Money Market Funds (Cost: $43,824,190)		$43,824,190

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.0%
Asset-Backed Commercial Paper 0.3%
Amsterdam Funding Corp.
12/08/11	0.250%	1,999,514	$1,999,514
Regency Markets No. 1 LLC
01/17/12	0.360%	1,998,160	1,998,160
Royal Park Investments Funding Corp.
12/05/11	0.800%	1,999,689	1,999,689
Total			5,997,363

Certificates of Deposit 0.4%
Clydesdale Bank PLC
12/30/11	0.550%	2,995,835	2,995,835
Nordea Bank AB
01/13/12	0.350%	2,000,000	2,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	1,997,223	1,997,223
United Overseas Bank Ltd.
12/09/11	0.280%	2,000,000	2,000,000
Total			8,993,058

Commercial Paper 0.1%
Skandinaviska Enskilda Banken AB
12/02/11	0.240%	999,800	999,800

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
	Other Short-Term Obligations 0.1%
	Natixis Financial Products LLC
12/01/11	0.430%	$3,000,000	$3,000,000

	Repurchase Agreements 2.1%
	Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,013(g)
	0.090%	5,000,000	5,000,000
	Mizuho Securities USA, Inc. dated 11/30/11, matures 12/01/11, repurchase price $20,000,100(g)
	0.180%	20,000,000	20,000,000
	Nomura Securities dated 11/30/11, matures 12/01/11, repurchare price $5,000,024(g)
	0.170%	5,000,000	5,000,000
	Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $10, 000,050(g)
	0.180%	10,000,000	10,000,000
	UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $4,353,753(g)
	0.140%	4,353,736	4,353,736
Total			44,353,736
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $63,343,957)			$63,343,957

	Total Investments
	(Cost: $1,879,241,334)(h)		$ 2,180,388,165(i)
	Other Assets & Liabilities, Net		(54,791,885)

Net Assets			$2,125,596,280

Investment in Derivatives

At November 30, 2011, $6,160,000 was held in a money market account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at November 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Russell 2000 Mini Index	711	$52,379,370	Dec. 2011	$4,445,377	$—

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,436,079 or 0.21% of net assets.
(d)	Negligible market value.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$—	$244,130,464	$(200,306,274)	$—	$43,824,190	$28,985	$43,824,190

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$63,885
Fannie Mae Pool	8,251,692
Fannie Mae Whole Loan	34,389
FHLMC Structured Pass Through Securities	215,622
Freddie Mac Gold Pool	908,243
Freddie Mac Non Gold Pool	702,838
Freddie Mac REMICS	1,280,600
Ginnie Mae I Pool	6,095,874
Government National Mortgage Association	2,846,857
Total Market Value of Collateral Securities	$20,400,000

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$122,707
Ginnie Mae II Pool	4,977,293
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,208,378
Fannie Mae REMICS	1,752,824
Fannie Mae Whole Loan	6,414
Fannie Mae-Aces	11,831
Freddie Mac Gold Pool	2,275,053
Freddie Mac Non Gold Pool	442,829
Freddie Mac Reference REMIC	53,613
Freddie Mac REMICS	1,648,353
Ginnie Mae I Pool	1,448,510
Ginnie Mae II Pool	576,691
Government National Mortgage Association	411,176
United States Treasury Note/Bond	364,328
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$93,107
Ginnie Mae II Pool	4,347,704
Total Market Value of Collateral Securities	$4,440,811

(h)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $1,879,241,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$527,856,000
Unrealized Depreciation	(226,709,000)
Net Unrealized Appreciation	$301,147,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected asLevel 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$306,197,915	$—	$—	$306,197,915
Consumer Staples	87,985,379	—	—	87,985,379
Energy	96,364,972	—	—	96,364,972
Financials	400,969,283	—	—	400,969,283
Health Care	258,784,082	—	—	258,784,082
Industrials	323,161,815	—	—	323,161,815
Information Technology	397,166,056	—	—	397,166,056
Materials	98,508,390	—	—	98,508,390
Telecommunication Services	12,252,942	—	—	12,252,942
Utilities	91,828,888	—	—	91,828,888
Rights
Financials	296	—	—	296
Total Equity Securities	2,073,220,018	—	—	2,073,220,018

Other
Money Market Funds	43,824,190	—	—	43,824,190
Investments of Cash Collateral Received for Securities on Loan	—	63,343,957	—	63,343,957
Total Other	43,824,190	63,343,957	—	107,168,147

Investments in Securities	2,117,044,208	63,343,957	—	2,180,388,165
Derivatives(c)
Assets
Futures Contracts	4,445,377	—	—	4,445,377
Total	$2,121,489,585	$63,343,957	$—	$2,184,833,542

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Value Fund II

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 10.9%
Auto Components 1.3%
Dana Holding Corp.(a)(b)	925,000	$11,525,500
Tower International, Inc.(a)(b)	938,995	9,972,127
Total		21,497,627
Diversified Consumer Services 1.7%
Bridgepoint Education, Inc.(a)(b)	700,000	15,400,000
Stewart Enterprises, Inc., Class A(a)	2,250,000	13,995,000
Total		29,395,000
Hotels, Restaurants & Leisure 1.2%
Domino’s Pizza, Inc.(b)	605,000	19,928,700
Household Durables 1.1%
Helen of Troy Ltd.(a)(b)(c)	650,000	19,415,500
Specialty Retail 4.9%
Express, Inc.(a)	475,000	10,777,750
Finish Line, Inc., Class A (The)(a)	775,000	16,337,000
Genesco, Inc.(a)(b)	285,000	16,829,250
GNC Holdings, Inc., Class A(b)	645,000	17,589,150
Pier 1 Imports, Inc.(a)(b)	750,000	10,192,500
Sonic Automotive, Inc., Class A(a)	875,000	12,923,750
Total		84,649,400
Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.(a)	230,000	11,684,000
TOTAL CONSUMER DISCRETIONARY		186,570,227
CONSUMER STAPLES 4.5%
Food & Staples Retailing 1.9%
Andersons, Inc. (The)(a)	287,000	12,711,230
Ruddick Corp.(a)	300,000	11,955,000
Winn-Dixie Stores, Inc.(a)(b)	1,350,000	7,465,500
Total		32,131,730
Food Products 1.7%
Dean Foods Co.(b)	1,400,000	14,224,000
Sanderson Farms, Inc.(a)	285,000	14,668,950
Total		28,892,950
Personal Products 0.9%
Nu Skin Enterprises, Inc., Class A(a)	350,000	16,709,000
TOTAL CONSUMER STAPLES		77,733,680

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 5.0%
Energy Equipment & Services 2.9%
Hornbeck Offshore Services, Inc.(a)(b)	525,000	$17,713,500
Key Energy Services, Inc.(a)(b)	1,300,000	19,630,000
Oil States International, Inc.(b)	160,000	12,040,000
Total		49,383,500
Oil, Gas & Consumable Fuels 2.1%
Bill Barrett Corp.(a)(b)	330,000	12,870,000
Knightsbridge Tankers Ltd.(a)(c)	500,000	7,795,000
Swift Energy Co.(b)	525,000	15,429,750
Total		36,094,750
TOTAL ENERGY		85,478,250
FINANCIALS 29.6%
Capital Markets 0.9%
Apollo Investment Corp.(a)	757,289	5,460,054
MCG Capital Corp.(a)	1,300,000	5,746,000
Medley Capital Corp.	436,967	4,186,144
Total		15,392,198
Commercial Banks 11.1%
Community Bank System, Inc.(a)	730,000	19,286,600
East West Bancorp, Inc.(a)	790,000	15,460,300
FNB Corp.(a)	1,650,000	17,589,000
Iberiabank Corp.(a)	335,000	16,689,700
Independent Bank Corp.(a)	700,000	18,298,000
Prosperity Bancshares, Inc.(a)	460,000	18,395,400
Sandy Spring Bancorp, Inc.(a)	659,161	11,410,077
Sterling Bancorp(d)	1,725,824	15,066,443
SVB Financial Group(b)	370,000	17,404,800
Texas Capital Bancshares, Inc.(a)(b)	750,000	21,645,000
Umpqua Holdings Corp.	1,500,000	18,750,000
Total		189,995,320
Insurance 5.4%
Alterra Capital Holdings Ltd.(a)(c)	620,000	14,229,000
American Equity Investment Life Holding Co.	890,000	9,843,400
AMERISAFE, Inc.(a)(b)	260,039	6,095,314
Argo Group International Holdings Ltd.(a)(c)	355,365	10,412,195
Delphi Financial Group, Inc., Class A(a)	570,000	15,675,000
National Financial Partners Corp.(a)(b)	1,150,000	15,870,000
Platinum Underwriters Holdings Ltd.(a)(c)	235,000	8,091,050

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Symetra Financial Corp.(a)	1,300,000	$12,272,000
Total		92,487,959
Real Estate Investment Trusts (REITs) 10.0%
American Assets Trust, Inc.	800,000	16,512,000
BioMed Realty Trust, Inc.(a)	875,000	15,583,750
Brandywine Realty Trust(a)	950,000	8,274,500
Capstead Mortgage Corp.(a)	660,000	8,236,800
CBL & Associates Properties, Inc.(a)	600,000	8,574,000
CubeSmart(a)	1,950,000	19,441,500
DuPont Fabros Technology, Inc.(a)	700,000	15,771,000
First Industrial Realty Trust, Inc.(a)(b)	1,300,000	12,350,000
Highwoods Properties, Inc.(a)	300,000	8,652,000
Kilroy Realty Corp.(a)	340,000	12,270,600
LaSalle Hotel Properties(a)	670,000	15,684,700
MFA Financial, Inc.	1,050,000	7,224,000
Mid-America Apartment Communities, Inc.(a)	277,000	15,877,640
Omega Healthcare Investors, Inc.(a)	425,000	7,620,250
Total		172,072,740
Thrifts & Mortgage Finance 2.2%
Flushing Financial Corp.(a)	412,800	5,341,632
Northwest Bancshares, Inc.(a)	1,350,000	16,767,000
Oritani Financial Corp.(a)	859,933	11,187,728
Radian Group, Inc.(a)	1,633,200	3,527,712
Total		36,824,072
TOTAL FINANCIALS		506,772,289
HEALTH CARE 6.9%
Health Care Equipment & Supplies 2.9%
CONMED Corp.(a)(b)	565,000	14,853,850
Cooper Companies, Inc. (The)	160,000	9,801,600
ICU Medical, Inc.(a)(b)	313,000	13,775,130
Invacare Corp.(a)	557,083	11,442,485
Total		49,873,065
Health Care Providers & Services 4.0%
Centene Corp.(a)(b)	535,000	20,709,850
Kindred Healthcare, Inc.(b)	950,000	11,780,000
Metropolitan Health Networks, Inc.(a)(b)	1,000,000	7,240,000
Vanguard Health Systems, Inc.(b)	800,000	8,192,000
WellCare Health Plans, Inc.(b)	348,000	20,340,600
Total		68,262,450
TOTAL HEALTH CARE		118,135,515

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 15.7%
Aerospace & Defense 0.4%
Esterline Technologies Corp.(a)(b)	150,000	$8,080,500
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.(b)	200,000	8,450,000
Airlines 1.1%
Alaska Air Group, Inc.(a)(b)	275,000	19,090,500
Commercial Services & Supplies 4.5%
Cenveo, Inc.(a)(b)	2,300,000	7,015,000
Deluxe Corp.(a)	766,088	17,512,772
Geo Group, Inc. (The)(a)(b)	565,000	10,000,500
Progressive Waste Solutions Ltd.(c)	716,632	14,920,278
TMS International Corp., Class A(b)(d)	936,500	9,365,000
United Stationers, Inc.(a)	530,000	17,776,200
Total		76,589,750
Construction & Engineering 0.6%
EMCOR Group, Inc.	400,000	10,252,000
Electrical Equipment 0.5%
Brady Corp., Class A	282,336	8,453,140
Machinery 2.5%
Robbins & Myers, Inc.(a)	310,000	16,492,000
Trinity Industries, Inc.(a)	435,000	12,432,300
Wabash National Corp.(a)(b)	1,900,000	13,946,000
Total		42,870,300
Professional Services 0.9%
CBIZ, Inc.(a)(b)	663,000	3,991,260
Navigant Consulting, Inc.(a)(b)	1,000,000	11,270,000
Total		15,261,260
Road & Rail 0.9%
Werner Enterprises, Inc.(a)	675,000	15,822,000
Trading Companies & Distributors 3.8%
Beacon Roofing Supply, Inc.(b)	298,760	5,834,783
Houston Wire & Cable Co.(d)	935,000	10,500,050
Textainer Group Holdings Ltd.(a)(c)	660,000	17,886,000
Titan Machinery, Inc.(a)(b)	526,955	11,434,923
United Rentals, Inc.(a)(b)	675,000	18,994,500
Total		64,650,256
TOTAL INDUSTRIALS		269,519,706

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 14.8%
Communications Equipment 0.4%
Ciena Corp.(a)(b)	550,000	$6,660,500
Electronic Equipment, Instruments & Components 3.6%
Anixter International, Inc.(a)(b)	250,000	15,352,500
Elster Group SE, ADR(b)(c)	1,100,000	14,168,000
Rofin-Sinar Technologies, Inc.(a)(b)	473,119	11,383,243
Rogers Corp.(a)(b)	310,000	12,307,000
TTM Technologies, Inc.(a)(b)	725,000	7,982,250
Total		61,192,993
Internet Software & Services 0.7%
Saba Software, Inc.(b)(d)	1,650,000	11,137,500
IT Services 3.0%
Cardtronics, Inc.(b)	725,000	19,705,500
Global Cash Access Holdings, Inc.(b)	2,505,000	11,272,500
NeuStar, Inc., Class A(a)(b)	610,986	20,614,668
Total		51,592,668
Semiconductors & Semiconductor Equipment 5.1%
Cirrus Logic, Inc.(b)	900,000	14,661,000
Fairchild Semiconductor International, Inc.(b)	1,050,000	13,597,500
IXYS Corp.(a)(b)	1,100,000	12,694,000
Kulicke & Soffa Industries, Inc.(b)	1,050,000	9,555,000
Micrel, Inc.(a)	1,000,000	10,400,000
Silicon Image, Inc.(a)(b)	1,900,000	9,329,000
Standard Microsystems Corp.(a)(b)	535,056	13,392,452
Ultra Clean Holdings(a)(b)	735,841	4,157,501
Total		87,786,453
Software 2.0%
Ariba, Inc.(a)(b)	335,000	10,167,250
EPIQ Systems, Inc.(a)	771,700	10,417,950
Mentor Graphics Corp.(a)(b)	1,075,000	13,695,500
Total		34,280,700
TOTAL INFORMATION TECHNOLOGY		252,650,814
MATERIALS 5.3%
Chemicals 0.8%
Rockwood Holdings, Inc.(b)	300,000	13,368,000
Containers & Packaging 1.3%
Boise, Inc.(a)	1,423,093	8,495,865
Rock-Tenn Co., Class A	233,000	13,572,250
Total		22,068,115

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 2.1%
Metals U.S.A. Holdings Corp.(a)(b)		950,000	$10,697,000
RTI International Metals, Inc.(a)(b)		530,000	14,469,000
Schnitzer Steel Industries, Inc., Class A(a)		245,000	11,365,550
Total			36,531,550
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc.		260,000	18,517,200
TOTAL MATERIALS			90,484,865
UTILITIES 4.6%
Electric Utilities 1.3%
UIL Holdings Corp.(a)		620,000	21,600,800
Gas Utilities 2.6%
New Jersey Resources Corp.(a)		480,600	22,737,186
South Jersey Industries, Inc.(a)		400,000	22,472,000
Total			45,209,186
Multi-Utilities 0.7%
Avista Corp.(a)		500,000	12,500,000
TOTAL UTILITIES			79,309,986
Total Common Stocks (Cost: $1,449,177,574)			$1,666,655,332

		Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.155%(d)(e)		41,901,536	$41,901,536
Total Money Market Funds (Cost: $41,901,536)			$41,901,536

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.2%
Asset-Backed Commercial Paper 7.2%
Alpine Securitization
12/14/11	0.210%	1,999,592	$1,999,592
12/16/11	0.170%	4,999,575	4,999,575
12/21/11	0.210%	4,999,038	4,999,038
Amsterdam Funding Corp.
12/08/11	0.250%	4,998,785	4,998,785

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
01/04/12	0.320%	$4,998,444	$4,998,444
Aspen Funding Corp.
12/14/11	0.330%	9,997,250	9,997,250
Atlantis One
12/21/11	0.350%	4,995,625	4,995,625
Cancara Asset Securitisation LLC
12/05/11	0.270%	9,997,600	9,997,600
01/03/12	0.320%	6,997,822	6,997,822
Gemini Securitization Corporation (FKA Twin Towers)
12/07/11	0.300%	4,998,750	4,998,750
12/14/11	0.320%	9,997,333	9,997,333
Grampian Funding LLC
12/19/11	0.270%	4,998,950	4,998,950
12/20/11	0.280%	4,999,183	4,999,183
01/03/12	0.320%	4,998,444	4,998,444
KELLS FUNDING, LLC
01/03/12	0.360%	9,996,400	9,996,400
Liberty Street Fund Corporation
12/01/11	0.080%	4,999,989	4,999,989
Regency Markets No. 1 LLC
12/19/11	0.240%	1,999,587	1,999,587
01/04/12	0.350%	4,998,056	4,998,056
01/17/12	0.360%	9,990,800	9,990,800
Rheingold Securitization
12/07/11	0.570%	4,999,287	4,999,287
12/12/11	0.600%	1,998,900	1,998,900
Total			122,959,410
Certificates of Deposit 6.8%
Australia and New Zealand Bank Group, Ltd.
12/21/11	0.310%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.375%	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	749,280	749,280
Canadian Imperial Bank
03/21/12	0.301%	8,003,336	8,003,336
Clydesdale Bank PLC
12/30/11	0.550%	5,991,670	5,991,670
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
Deutsche Bank AG
12/08/11	0.360%	2,000,000	2,000,000
National Australia Bank
04/30/12	0.410%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.398%	9,000,000	9,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Nordea Bank AB
12/09/11	0.310%	$3,000,000	$3,000,000
01/13/12	0.350%	6,000,000	6,000,000
Rabobank
12/15/11	0.330%	4,000,440	4,000,440
Skandinaviska Enskilda Banken
12/16/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
01/03/12	0.460%	5,000,078	5,000,078
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,128	10,000,128
Union Bank of Switzerland
03/02/12	0.530%	10,000,000	10,000,000
Total			116,737,990
Commercial Paper 4.8%
Atlantis One
12/14/11	0.220%	9,998,167	9,998,167
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
HSBC Bank PLC
04/13/12	0.481%	9,975,600	9,975,600
Macquarie Bank Ltd.
12/29/11	0.471%	9,987,858	9,987,858
Suncorp Metway Ltd.
12/07/11	0.350%	1,998,794	1,998,794
01/18/12	0.450%	6,994,488	6,994,488
02/01/12	0.500%	4,995,486	4,995,486
Svenska Handelsbank
12/20/11	0.325%	5,995,179	5,995,179
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058
Total			81,863,649
Other Short-Term Obligations 1.2%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	12,000,000	12,000,000
02/16/12	0.650%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations (continued)
Union Bank of Switzerland
02/23/12	0.806%	$5,010,055	$5,010,055
Total			21,010,055
Repurchase Agreements 3.2%
Citibank NA
dated 11/30/11, matures 12/01/11,
repurchase price $13,000,054(f)
	0.150%	13,000,000	13,000,000
Deutsche Bank AG
dated 11/30/11, matures 12/07/11,
repurchase price $10,000,272(f)
	0.140%	10,000,000	10,000,000
Goldman Sachs & Co.(f)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
dated 11/28/11, matures 12/05/11,
repurchase price $15,000,313
	0.150%	$15,000,000	$15,000,000
dated 11/29/11, matures 12/06/11,
repurchase price $10,000,217
	0.130%	10,000,000	10,000,000
Societe Generale
dated 11/30/11, matures 12/01/11,
repurchase price $5,850,367(f)
	0.110%	5,850,349	5,850,349
Total			53,850,349
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $396,421,453)			$396,421,453
Total Investments (Cost: $1,887,500,563)(g)			$2,104,978,321(h)
Other Assets & Liabilities, Net			(392,858,736)
Net Assets			$1,712,119,585

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $106,917,023 or 6.24% of net assets.
(d)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$209,350,151	$(167,448,615)	$—	$41,901,536	$23,850	$41,901,536
Houston Wire & Cable Co.*	13,343,463	1,139,133	—	—	14,482,596	84,150	10,500,050
Saba Software, Inc.*	—	14,654,989	—	—	14,654,989	—	11,137,500
Sterling Bancorp*	15,818,637	1,687,910	—	—	17,506,547	155,324	15,066,443
TMS International Corp., Class A*	—	12,134,398	—	—	12,134,398	—	9,365,000
Total	$29,162,100	$238,966,581	$(167,448,615)	$—	$100,680,066	$263,324	$87,970,529

* Issuer was not an affiliate for the entire period ended November 30, 2011.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$2,091,946
Ginnie Mae I Pool	2,034,615
Ginnie Mae II Pool	4,285,608
Government National Mortgage Association	4,847,831
Total Market Value of Collateral Securities	$13,260,000

Deutsche Bank AG (0.140%)

Security Description	Value
Fannie Mae Pool	$7,503,346
Freddie Mac Non Gold Pool	2,696,654
Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.150%)

Security Description	Value
Ginnie Mae II Pool	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$734,372
United States Treasury Note/Bond	4,507,492
United States Treasury Strip Principal	725,492
Total Market Value of Collateral Securities	$5,967,356

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $1,887,501,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$308,827,000
Unrealized Depreciation	(91,350,000)
Net Unrealized Appreciation	$217,477,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$186,570,227	$—	$—	$186,570,227
Consumer Staples	77,733,680	—	—	77,733,680
Energy	85,478,250	—	—	85,478,250
Financials	506,772,289	—	—	506,772,289
Health Care	118,135,515	—	—	118,135,515
Industrials	269,519,706	—	—	269,519,706
Information Technology	252,650,814	—	—	252,650,814
Materials	90,484,865	—	—	90,484,865
Utilities	79,309,986	—	—	79,309,986
Total Equity Securities	1,666,655,332	—	—	1,666,655,332

Other
Money Market Funds	41,901,536	—	—	41,901,536
Investments of Cash Collateral Received for Securities on Loan	—	396,421,453	—	396,421,453
Total Other	41,901,536	396,421,453	—	438,322,989
Total	$1,708,556,868	$396,421,453	$—	$2,104,978,321

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 20, 2012